    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 21, 2008.

                                                              FILE NO. 033-71688

                                                                       811-08154

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 22                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 67                                                            /X/

                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                     UNION SECURITY LIFE INSURANCE COMPANY
                                  OF NEW YORK

                              (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125

                   (Address of Depositor's Principal Offices)

                                 (651) 361-5590

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2008 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

                                     PART B

OPPORTUNITY VARIABLE ANNUITY

SEPARATE ACCOUNT A
ISSUED BY:
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
P.O. BOX 64272
ST. PAUL, MINNESOTA 55164
ADMINISTERED BY:
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase the Opportunity Variable Annuity. Please read it carefully before you purchase your variable annuity.

Opportunity Variable Annuity is a contract between you and Union Security Life Insurance Company of New York (formerly First Fortis Life Insurance Company) where you agree to make at least one Premium Payment and Fortis agrees to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc.

You may also allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract, and, like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC").

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 1, 2008



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2008

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                           PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLE                                                                      5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  Union Security Life Insurance Company of New York                            8
  The Separate Account                                                         8
  The Funds                                                                    8
PERFORMANCE RELATED INFORMATION                                               11
FIXED ACCUMULATION FEATURE                                                    12
THE CONTRACT                                                                  13
  Purchases and Contract Value                                                13
  Charges and Fees                                                            17
  Death Benefit                                                               18
  Surrenders                                                                  19
ANNUITY PAYOUTS                                                               21
OTHER PROGRAMS AVAILABLE                                                      22
OTHER INFORMATION                                                             24
  Legal Proceedings                                                           26
  More Information                                                            26
FEDERAL TAX CONSIDERATIONS                                                    26
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      33
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS            34
APPENDIX II -- ACCUMULATION UNIT VALUES                                       41

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION PERIOD: The time after you purchase the Contract until we begin to make Annuity Payouts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

ADMINISTRATIVE OFFICE: Hartford Life Insurance Company administers these Contracts. Their location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Their standard mailing address is: U.S. Wealth Management P.O. Box 5085, Hartford, Connecticut 06102-5085.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.


ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can Surrender each Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY PERIOD: The time during which we make Annuity Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death. This is only available if you own a Non-Qualified Contract.

CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus, including any joint Contract Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.

4                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, this is defined as the "Fixed Account".


GENERAL ACCOUNT: This account holds our company assets and any assets not allocated to a Separate Account. The assets in this account are available to the creditors of Union Security.


JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored Qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.


SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value (subject to rounding) is equal to the Contract Value minus any applicable charges.


UNION SECURITY: Union Security Life Insurance Company of New York, the company that issued this Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          5

-------------------------------------------------------------------------------

                                   FEE TABLE

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                                                         DURING
                                                                                                      ACCUMULATION
                                                                                                         PERIOD
-------------------------------------------------------------------------------------------------------------------
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                                        None
Maximum Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)                               5%
  First Year (2)                                                                                                 5%
  Second Year                                                                                                    5%
  Third Year                                                                                                     5%
  Fourth Year                                                                                                    5%
  Fifth Year                                                                                                     5%
  Sixth Year or later                                                                                            0%

(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.

(2)  Length of time from Premium Payment.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (3)                                                                               $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account value)
  Mortality and Expense Risk Charge                                                                       1.25%
  Administrative Charge                                                                                   0.10%
  Total Separate Account Annual Expenses                                                                  1.35%


(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $25,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.



THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                   MINIMUM            MAXIMUM
--------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.33%              0.96%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND TOTAL ANNUAL FUND OPERATING EXPENSES.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:

(1)  If you Surrender your Contract at the end of the applicable time period:


1 year                                                                      $740
3 years                                                                   $1,315
5 years                                                                   $1,891
10 years                                                                  $2,935


(2)  If you annuitize at the end of the applicable time period:


1 year                                                                      $237
3 years                                                                     $787
5 years                                                                   $1,361
10 years                                                                  $2,905


(3)  If you do not Surrender your Contract:


1 year                                                                      $267
3 years                                                                     $817
5 years                                                                   $1,391
10 years                                                                  $2,935


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?" Please refer to Appendix II in this prospectus for information regarding Accumulation Unit Values.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          7

-------------------------------------------------------------------------------

HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?

You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $50 and subsequent Premium Payments must be at least $50, unless you take advantage of our InvestEase(R) Program or are part of certain retirement plans.

- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

NUMBER OF YEARS FROM     CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
-----------------------------------------------
         0-1                       5%
          2                        5%
          3                        5%
          4                        5%
          5                        5%
      6 or more                    0%

You won't be charged a Contingent Deferred Sales Charge on:

X  The Annual Withdrawal Amount

X Premium Payments or earnings that have been in your Contract for more than five years

X  Distributions made due to death

X  Distributions under a program for substantially equal periodic payments

X  Most payments we make to you as part of your Annuity Payout

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct a $30.00 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $25,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.10% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the Funds. See the Funds' prospectuses for more complete information.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2 , you may have to pay an income tax penalty. Surrenders may also be subject to a Contingent Deferred Sales Charge.

WILL UNION SECURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds until we receive proof of death and complete instructions from all the Beneficiaries.

The Death Benefit is the greatest of:

-   The total Premium Payments you have made to us minus any partial Surrenders;
    or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Payments for 10 or 20 years, Joint and 1/2 Contingent Survivor Annuity, and Joint and Full Survivor Annuity. We may make other Annuity Payout Options available at any time.

You must begin to take payouts by the Annuitant's 90th birthday unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the completion of the 2nd Contract Year. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity

8                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Payouts under the Life Annuity with Payments Guaranteed for 10 Years.

Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

-   fixed dollar amount Automatic Annuity Payouts,

-   variable dollar amount Automatic Annuity Payouts, or

- a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.

GENERAL CONTRACT INFORMATION

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

Union Security Life Insurance Company of New York ("Union Security") is the issuer of the contracts. Union Security is a New York corporation founded in 1971. It is qualified to sell life insurance and annuity contracts in New York.

Union Security is a wholly owned subsidiary of Assurant, Inc., Assurant, Inc. is the ultimate parent of Union Security Life Insurance Company of New York. Assurant, Inc. is a premier provider of specialized insurance products and related services in North America and selected other international markets. Its stock is traded on the New York Stock Exchange under the symbol AIZ.

All of the guarantees and commitments under the contracts are general obligations of Union Security. None of Union Security's affiliated companies has any legal obligation to back Union Security's obligations under the contracts.

On April 1, 2001, Union Security entered into an agreement with Hartford Life and Annuity Insurance Company ("Hartford") to co-insure the obligations of Union Security under the variable annuity Contracts and to provide administration for the Contracts. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford's offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on October 1, 1993 as "Separate Account A" and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account, Union Security or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

- Is not subject to the liabilities arising out of any other business Union Security or Hartford may conduct.

- Is not affected by the rate of return of Union Security's General Account or Hartford's General Account or by the investment performance of any of Union Security's or Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.


We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.



THE FUNDS



FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD SMALLCAP GROWTH HLS FUND --    Maximize capital appreciation                HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP and Hartford Investment
                                                                                      Management Company
 HARTFORD U.S. GOVERNMENT SECURITIES     Maximize total return with a high level of   HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                   current income consistent with prudent       Sub-advised by Hartford Investment
                                         investment risk                              Management Company

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          9

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD VALUE OPPORTUNITIES HLS FUND   Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
HARTFORD SERIES FUND, INC.
 HARTFORD ADVISERS HLS FUND -- CLASS IA  Maximum long-term total return               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD CAPITAL APPRECIATION HLS FUND  Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS FUND    Growth of capital                            HL Investment Advisors, LLC
  -- CLASS IA                                                                         Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS FUND   High level of current income consistent      HL Investment Advisors, LLC
  -- CLASS IA                            with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD EQUITY INCOME HLS FUND --      High level of current income consistent      HL Investment Advisors, LLC
  CLASS IA                               with growth of capital                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD FUNDAMENTAL GROWTH HLS FUND    Long-term capital appreciation               HL Investment Advisors, LLC
  -- CLASS IA (1)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL ADVISERS HLS FUND --    Maximum long-term total rate of return       HL Investment Advisors, LLC
  CLASS IA                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND --      Growth of capital                            HL Investment Advisors, LLC
  CLASS IA (2)                                                                        Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD GROWTH HLS FUND -- CLASS IA    Long-term capital appreciation               HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD HIGH YIELD HLS FUND -- CLASS   High current income with growth of capital   HL Investment Advisors, LLC
  IA                                     as a secondary objective                     Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD INDEX HLS FUND -- CLASS IA     Seeks to provide investment results which    HL Investment Advisors, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 HARTFORD INTERNATIONAL GROWTH HLS FUND  Capital appreciation                         HL Investment Advisors, LLC
  -- CLASS IA (3)                                                                     Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL OPPORTUNITIES    Long-term growth of capital                  HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD INTERNATIONAL SMALL COMPANY    Capital appreciation                         HL Investment Advisors, LLC
  HLS FUND -- CLASS IA                                                                Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD MONEY MARKET HLS FUND --       Maximum current income consistent with       HL Investment Advisors, LLC
  CLASS IA*                              liquidity and preservation of capital        Sub-advised by Hartford Investment
                                                                                      Management Company

10                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS FUND   Maximum current income consistent with       HL Investment Advisors, LLC
  -- CLASS IA                            safety of principal and maintenance of       Sub-advised by Hartford Investment
                                         liquidity by investing primarily in          Management Company
                                         mortgage related securities
 HARTFORD STOCK HLS FUND -- CLASS IA     Long-term growth of capital                  HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 HARTFORD TOTAL RETURN BOND HLS FUND --  Competitive total return, with income as a   HL Investment Advisors, LLC
  CLASS IA                               secondary objective                          Sub-advised by Hartford Investment
                                                                                      Management Company
 HARTFORD VALUE HLS FUND -- CLASS IA     Long-term total return                       HL Investment Advisors, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
 FIXED ACCUMULATION FEATURE**            Preservation of capital                      General Account



NOTES



(1) Formerly Hartford Focus HLS Fund -- Class IA



(2) Formerly Hartford Global Leaders HLS Fund -- Class IA



(3) Formerly Hartford International Capital Appreciation HLS Fund -- Class IA



* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.



** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Certain underlying Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to the affected Funds. See "Federal Tax Considerations" for more information.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         11

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-   Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.


If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Contract Owners could determine the outcome of a proposition subject to shareholder vote.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be deregistered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Union Security has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Union Security or its agents, provide administrative and distribution related services and the Funds pay fees that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account's inception or the Sub-Account's inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.


The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account.

These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. The yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets,

12                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

FIXED ACCUMULATION FEATURE

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCUMULATION FEATURE, WHICH IS CALLED THE FIXED ACCOUNT IN YOUR CONTRACT, IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCUMULATION FEATURE OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The maximum allowed to be invested in the Fixed Accumulation Feature is $500,000.

Currently, we guarantee that we will credit interest at a rate of not less than 4% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 4% per year. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are; general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF 4% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEE OF 4% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING PLUS ("DCA PLUS") PROGRAMS -- You may enroll in one or more special pre-authorized transfer programs known as our DCA Plus Programs (the "Programs"). Under these Programs, Contract Owners who enroll may allocate a minimum of $5,000 of their Premium Payment into a Program (we may allow a lower minimum Premium Payment for qualified plan transfers or rollovers, including IRAs) and pre-authorize transfers from our Fixed Accumulation Feature to any of the Sub-Accounts under either a 6-Month Transfer Program or 12-Month Transfer Program subject to Program rules. The 6-Month Transfer Program and the 12-Month Transfer Program will generally have different credited interest rates. Under the 6-Month Transfer Program, the interest rate can accrue up to 6 months and all Premium Payments and accrued interest must be transferred from the Program to the selected Sub-Accounts in 3 to 6 months. Under the 12-Month Transfer Program, the interest rate can accrue up to 12 months and all Premium Payments and accrued interest must be transferred to the selected Sub-Accounts in 7 to 12 months. This will be accomplished by monthly transfers for the period selected and with the final transfer of the entire amount remaining in the Program.

The pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program payment, the Program will be voided and the entire balance in the Program will be transferred to the Accounts designated by you. If you do not designate an Account, we will return your Program payment to you for further instruction. If your Program payment is less than the required minimum amount, we will apply it to your Contract according to your instructions on record for a subsequent Premium Payment.

Under the DCA Plus Programs, the credited interest rate is not earned on the full amount of your Premium Payment for the entire length of the Program. This is because Program transfers to the Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

All Program payments, including any subsequent Program payment, must meet the Program minimum. Any subsequent Program payments we receive during an active Program transfer period which are received during the same interest rate effective period will be credited to the current Program. Any subsequent Program payments we receive during an active Program transfer period which are received during a different interest rate effective period will be used to start a new Program. That Program will be credited with the interest rate in effect on the date we start the new Program. Unless you send us different instructions, the new Program will be the same length of time as your current Program and will allocate the subsequent Program payments to the same Sub-Accounts.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         13

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The DCA Plus program may credit a higher interest rate but it does not ensure a profit or protect you against a loss in declining markets.

Hartford may limit the total number of DCA Programs and DCA Plus Programs to 5 Programs open at any one time.

We determine, in our sole discretion, the interest rates credited to the Program. These interest rates may vary depending on the Contract you purchased. Please consult your Registered Representative to determine the interest rate for your Program.

You may elect to terminate the transfers by calling or writing us of your intent to cancel enrollment in the Program. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Sub-Accounts you selected for the Program unless you provide us with different instructions.

We may discontinue, modify or amend the Programs or any other interest rate program we establish. Any change to a Program will not affect Contract Owners currently enrolled in the Program.

If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

- Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.


To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.


The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or

14                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of both a properly completed application/order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be priced on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Administrative Office together with the Premium Payment) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- The daily expense factor for the mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charges.

We will send you a statement at least annually which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         15

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to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even

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16                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:


FUND TRADING POLICIES


You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, subject to any transfer restrictions in place, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

FIXED ACCUMULATION FEATURE TRANSFERS -- During each Contract Year during the Accumulation Period, you may make transfers out of the Fixed Accumulation Feature to

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         17

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Sub-Accounts. The transfers must be for $500 or more. All transfer allocations must be in whole numbers (e.g., 1%). You may transfer either:

- 50% of your total amount in the Fixed Accumulation Feature, unless the balance is less than $1,000, then you may transfer the entire amount, or

-   An amount equal to the largest previous transfer.

These transfer limits do not include transfers done through Dollar Cost Averaging or the DCA Plus Program.

FIXED ACCUMULATION FEATURE TRANSFER RESTRICTIONS -- We reserve the right to defer transfers from the Fixed Accumulation Feature for up to 6 months from the date of your request. After any transfer, you must wait six months before moving Sub-Account Values back to the Fixed Accumulation Feature. After the Annuity Commencement Date, you may not make transfers from the Fixed Account Feature.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.

We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of the amount Surrendered and is equal to:

NUMBER OF YEARS FROM      CONTINGENT DEFERRED
   PREMIUM PAYMENT           SALES CHARGE
------------------------------------------------
         0-1                        5%
          2                         5%
          3                         5%
          4                         5%
          5                         5%
      6 or more                     0%

THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

- ANNUAL WITHDRAWAL AMOUNT -- During the first five years from each Premium Payment, you may, each Contract Year, take partial Surrenders up to 10% of the total Premium Payments. If you do not take 10% one year, you may not take more than 10% the next year. These amounts are different for group unallocated Contracts and Contracts issued to a Charitable Remainder Trust.

- SURRENDERS MADE FROM PREMIUM PAYMENTS INVESTED FOR MORE THAN FIVE YEARS -- After the fifth Contract Year, you may take the total of: (a) all Premium Payments held in your Contract for more than five years, and (b) 10% of Premium Payments made during the last five years and (c) all of your earnings.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

- UPON ELIGIBLE CONFINEMENT AS DESCRIBED IN THE WAIVER OF SALES CHARGE RIDER. We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint owner or the Annuitant, is confined for at least 60 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint owner or the Annuitant is confined when you purchase the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 60 calendar days of the last day of confinement. This waiver may not be available in all states. This waiver is also not available for confinements due to substance abuse or mental disorders without a demonstrable organic disease. Please contact your Registered Representative or us to determine if it is available for you.

- FOR REQUIRED MINIMUM DISTRIBUTIONS. This allows Annuitants who are age 70 1/2 or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge. All requests for Required Minimum Distributions must be in writing.

-   On or after the Annuitant's 90th birthday.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERREDSALES CHARGE:

- UPON DEATH OF THE ANNUITANT OR CONTRACT OWNER. No Contingent Deferred Sales Charge will be deducted if the Annuitant or Contract Owner dies.

- UPON ANNUITIZATION. The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. We will charge a Contingent Deferred Sales Charge if the Contract is fully Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

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18                        UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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-   FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. We will waive the Contingent
    Deferred Sales Charge if you take part in a program for partial Surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.

-   UPON CANCELLATION DURING THE RIGHT TO CANCEL PERIOD.

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

ADMINISTRATIVE CHARGE

This is a charge for the administration of the Contract. This is an administrative fee equal to an annual charge of 0.10% of the Contract Values held in the Separate Account.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $25,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $25,000 or more on your Contract Anniversary or when you fully Surrender your Contract. We reserve the right to waive the Annual Maintenance Fee under certain other conditions.

PREMIUM TAXES


We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0% - 3.5%.


CHARGES AGAINST THE FUNDS

The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses.

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner or Annuitant dies before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us along with complete instructions from all beneficiaries on how to pay the death benefit.

Until we receive proof of death and the completed instructions from the Beneficiary, the Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

The Death Benefit is the greatest of:

-   The total Premium Payments you have made to us minus any partial Surrenders;
    or

-   The Contract Value of your Contract; or

- The Contract Value on the last five-year Contract Anniversary before the earlier of the decedent's death or age 75, minus any partial Surrenders since that anniversary.


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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         19

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HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. On the date we receive proof of death and complete instructions from the Beneficiary, we will compute the Death Benefit to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for the total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option, "Death Benefit Remaining with the Company", to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if the death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

There is a limit on the amount of the Death Benefit that we will pay that is in excess of the Contract Value. The excess payable by us upon the death of any one person on all annuity policies issued by Union Security will not be more than $500,000. If there are multiple annuity contracts providing a Death Benefit upon the death of an individual and the other contracts do not contain a similar limitation, the reduction of the death benefit by the amount of any such excess over $500,000 will be subtracted entirely from the death benefit payable under the Contract offered by this prospectus. If there are multiple contracts and the other contracts do contain a similar limitation, the death benefit on all of such contracts will be reduced, each being reduced by a proportionate amount of any such excess.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death, or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the Contract Owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Any Surrenders by the spouse will be subject to the same Contingent Deferred Sales Charge applicable to the original Contract Owner. Spousal Contract Continuation will only apply one time for each Contract.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date and while the Annuitant is living, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Contingent Deferred Sales Charge and Premium Taxes. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

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20                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date and while the Annuitant is living. There are two restrictions:

- The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

- The Contract must have a minimum Contract Value of $1,000 after the Surrender. We reserve the right to close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender.


Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature.


HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(b) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.


We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.


WE ENCOURAGE YOU TO CONSULT WITH YOUR QUALIFIED TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.

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ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FOUR
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want to receive Annuity Payouts?

-   Do you want Annuity Payouts to be fixed or variable or a combination?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. You may change the Annuity Commencement Date by notifying us within thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's 91th birthday. The date you select may have tax consequences, so please check with a qualified tax advisor. You cannot begin to take Annuity Payouts until the end of the 2nd Contract Year. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 OR 20 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select either 10 or 20 years. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years.

JOINT AND FULL SURVIVOR ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies.

JOINT AND 1/2 CONTINGENT SURVIVOR ANNUITY

We make Payouts as long as both the Annuitant and Joint Annuitant are alive. When one Annuitant dies, we will make Payouts equal to 1/2 the original payout to the other Annuitant until that second Annuitant dies.

We may offer other Annuity Payout Options.

IMPORTANT INFORMATION:

-   YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN.

- For Qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semiannually, or

-   annually.

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22                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds. The AIR for this Contract is 4%.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout Option is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout Option is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout Option is lower than the first.

Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.

4. DO YOU WANT FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS OR A COMBINATION OF BOTH?

You may choose an Annuity Payout Option with fixed dollar amounts, variable dollar amounts or a combination depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payout. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed dollar amount Annuity Payout Option tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of:

Annuity Units for each Sub-Account multiplied by Annuity Unit Value for each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor for a 4% AIR is 0.999893%.


COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount annuity payouts as long as they total 100% of your Annuity Payout. For example, you may choose to receive 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.


TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract".

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other programs we establish. Any changes to a Program will not affect Contract Owners currently enrolled in the Program. If you are enrolled in any of these programs while a Fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         23

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mergers and any available Money Market Fund in the case of Fund liquidations.
Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

INVESTEASE(R) -- InvestEase, which was formerly called "PAC," is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract excluding the DCA Plus Programs.


AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Please see Federal Tax Considerations and Appendix I for more information regarding the tax consequences associated with your Contract.



STATIC ASSET ALLOCATION MODELS



This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories.



If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, a Money Market sub-account, or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.



You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.



Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages.



We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.



While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER? for more information.



You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.



-   Asset Rebalancing



In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.



-   Dollar Cost Averaging



We offer three dollar cost averaging programs:



       -   DCA Plus



       -   Fixed Amount DCA



       -   Earnings/Interest DCA


DOLLAR COST AVERAGING PROGRAMS -- We currently offer two different types of Dollar Cost Averaging Programs in addition to the DCA Plus Program. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from the Fixed Accumulation Feature or any Fund into a different Fund. The Earnings/Interest DCA Program allows you to regularly transfer the interest from the Fixed Accumulation Feature or the earnings from one Fund into a different Fund. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins at the end of the length of the transfer period you selected plus two

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24                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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business days. That means if you select a monthly transfer, your
Earnings/Interest DCA Program will begin one month plus two business days after your enrollment.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;


       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund.


     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.


- We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.



- Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund's prospectus.



- Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.


-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A Non-Qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a Non-Qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A Qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent

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UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         25

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Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will effect the method by which Contract Values are determined.


HOW CONTRACTS ARE SOLD -- Woodbury Financial Services ("WFS") serves as principal underwriter for the Contracts which are offered on a continuous basis. WFS is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of Financial Industry Regulatory Authority (FINRA). The principal business address of WFS is 500 Bielenberg Drive, Woodbury, MN 55125.


Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of broker-dealers that have entered into selling agreements with Woodbury. We generally bear the expenses of providing services pursuant to Contracts, including the payment of expenses relating to the distribution of prospectuses for sales purposes as well as any advertising or sales literature (provided, however, we may offset some or all of these expenses by, among other things, administrative service fees received from Fund complexes).

Commissions -- We pay compensation to broker-dealers, financial institutions and other affiliated broker-dealers ("Financial Intermediaries") for the sale of the Contracts according to selling agreements with Financial Intermediaries. Affiliated broker-dealers also employ wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value. Your Registered Representative may be compensated on a fee for services and/or commission basis.

We pay an up-front commission of up to 7% of your Contract Value at the time of sale to the Financial Intermediary that your Registered Representative is associated with. Your Registered Representative's Financial Intermediary may also receive on-going or trail commissions of generally not more than 1% of your Contract Value. Registered Representatives may have multiple options on how they wish to allocate their commissions and/or compensation. Compensation paid to your Registered Representative may also vary depending on the particular arrangements between your Registered Representative and their Financial Intermediary. We are not involved in determining your Registered Representative's compensation. You are encouraged to ask your Registered Representative about the basis upon which he or she will be personally compensated for the advice or recommendations provided in connection with this transaction.

Additional Payments -- In addition to commissions and any Rule 12b-1 fees, we or our affiliates pay significant additional compensation ("Additional Payments") to some Financial Intermediaries (who may or may not be affiliates), in connection with the promotion, sale and distribution of our variable annuities. Additional Payments are generally based on average net assets (or on aged assets) of the Contracts attributable to a particular Financial Intermediary; on sales of the Contracts attributable to a particular Financial Intermediary and/or on reimbursement of sales expenses. Additional Payments may take the form of, among other things: (1) sponsorship of due diligence meetings to educate Financial Intermediaries about our variable products; (2) payments for providing training and information relating to our variable products; (3) expense allowances and reimbursements; (4) override payments and bonuses; (5) personnel education or training; (6) marketing support fees (or allowances) for providing assistance in promoting the sale of our variable products; and/or (7) shareholder services, including sub-accounting and the preparation of account statements and other communications.

We are among several insurance companies that pay Additional Payments to certain Financial Intermediaries to receive "preferred" or recommended status. These privileges include our ability to gain additional or special access to sales staff, provide and/or attend training and other conferences; placement of our products on customer lists ("shelf-space arrangements"); and otherwise improve sales by featuring our products over others. We also may pay Additional Payments to certain key Financial Intermediaries based on assets under management.


Consistent with FINRA Conduct Rules, we provide cash and non-cash compensation in the form of: (1) occasional meals and entertainment; (2) occasional tickets to sporting events; (3) nominal gifts (not to exceed $100 annually); (4) sponsorship of sales contests and/or promotions in which participants receive prizes such as travel awards, merchandise and recognition; (5) sponsorship of training and educational events; and/or (6) due diligence meetings. In addition to FINRA rules governing limitations on these payments, we also follow our guidelines and those of Financial Intermediaries which may be more restrictive than FINRA rules.



Additional Payments create a potential conflict of interest in the form of an additional financial incentive to the Registered Representative and/or Financial Intermediary to recommend the purchase of this Contract over another variable annuity or another investment option. For the fiscal year ended December 31, 2007, Additional Payments did not in the aggregate exceed approximately $48,800 (excluding incidental corporate-sponsorship related perquisites) or approximately 0.003% based on average assets.



As of December 31, 2007, we have entered into arrangements to make Additional Payments to the following Financial Intermediaries: AIG Advisors Group, Inc., (Advantage Capital, AIG Financial Advisors, American General, FSC Securities Corporation, Royal Alliance Assoc., Inc.).


Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by NASD Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We

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26                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- The financial statements of Union Security Life Insurance Company of New York as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.



LEGAL PROCEEDINGS



We are regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. We may from time to time be subject to a variety of legal and regulatory actions relating to our current and past business operations. While we cannot predict the outcome of any pending or future litigation, examination, or investigation and although no assurances can be given, we do no believe that any pending matter will have a material adverse effect on our financial condition or results of operations.



The validity of the securities offered in this prospectus is being passed upon for us by Alston & Bird LLP, Washington, DC.


MORE INFORMATION

You may call your Registered Representative if you have any questions or write or call us at the address below:

Hartford Life Insurance Company
Attn: U.S. Wealth Management
P.O. Box 5085
Hartford, Connecticut 06102-5085

Telephone:    1-800-862-6668 (Contract Owners)
              1-800-862-7155 (Registered Representatives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Union Security in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. citizens or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

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B. TAXATION OF UNION SECURITY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Union Security which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Union Security is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Union Security is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).



A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.



Except as provided below, upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving spouse of the Contract Owner; (a) or the civil union partner of the Contract Owner in a civil union established under applicable state law (or any law succeeding or replacing such statute(s)); or (b) the civil union partner or member of a similar same sex relationship under the law of any state; and the Annuitant or Joint Annuitant, if any, is alive, then such designated beneficiary may continue the Contract as the succeeding Contract Owner. The right of the designated beneficiary (as spouse or civil union partner) to continue the Contract is contingent upon the treatment of the designated beneficiary as the "holder" of the Contract in accordance with the provisions of section 72(s)(3) of the Code (which under current tax law is limited to different sex spouses). In the event that the designated beneficiary continues the Contract, the distribution requirements of Code section 72(s) will only arise upon the death of such designated beneficiary, unless the designated beneficiary elects not to continue the Contract. If the designated beneficiary is not treated as the "holder" under section 72(s)(3) of the Code (as is the case under current federal tax law for a civil union partner), the distribution requirements of Code section 72(s)(1) and
(2) outlined above shall apply at the time of the Contract Owner's death and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election. Contract continuation under this provision may take effect only once with respect to this Contract.



The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a


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tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.


        a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including any optional Death Benefits, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, we believe that for federal tax purposes any optional Death Benefits should be treated as an integral part of the Contract's benefits (i.e., as an investment protection benefit) and that any charges under the Contract for any optional Death Benefits should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for any optional Death Benefits should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes).

        b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

        c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity

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Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a recipient's becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        f.   REQUIRED DISTRIBUTIONS.

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

        1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.


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ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.

        g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into, for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        h.  PARTIAL EXCHANGES.


The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death, disability, reaching age 50 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.


    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.


We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.


    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income

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tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code
Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that may prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the recipient is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

        1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless the recipient elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

        2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is subject to federal income tax withholding as if the recipient were married claiming 3 exemptions, unless the recipient elects otherwise. A recipient may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the recipient is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. You also may be required to pay penalties under the estimated income tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit the tax to the IRS.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding tax applies, we are required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

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G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.


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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Independent Registered Public Accounting Firm
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS


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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS


This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.



THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.



The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.



We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.



1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").



In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.



    a.   TRADITIONAL IRAS



Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.



You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as


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indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.



IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    b.  SEP IRAS



Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



    c.   SIMPLE IRAS



The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.



If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.



    d.  ROTH IRAS



Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified


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Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.



2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN



Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.



In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.



3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")



Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $46,000 in 2008) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. The general annual elective deferral limit for a TSA participant after 2005 is $15,000. In addition, for years after 2006 this $15,000 limit will be indexed for cost-of-living adjustments under Code Section 402(g)(4) at $500 increments. For any such participant age 50 or older, the contribution limit after 2005 generally is increased by an additional $5,000 under Code Section 414(v). For years after 2006 this "over-50 catch-up" $5,000 limit also will be indexed for cost-of-living adjustments under Code Section 414(v)(2)(C) at $500 increments. Special provisions may allow certain employees different overall limitations.



A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:



    a.   after the employee reaches age 59 1/2;



    b.  upon the employee's separation from service;



    c.   upon the employee's death or disability;



    d. in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed); or



    e. as a qualified reservist distribution upon certain calls to active duty.



Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).



Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. ' 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with


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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.



4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")



Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter. The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age. In addition, with an eligible Deferred Compensation Plan for a governmental employer, the contribution limitation may be increased under Code
Section 457(e)(18) to allow certain "catch-up" contributions for individuals who have attained age 50, but only one "catch-up" may be used in a particular year. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).



Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).



5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS



Except under certain circumstances in the case of Roth IRAs, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.



For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.



In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.



6. PENALTY TAXES FOR QUALIFIED PLANS



Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.



    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS



Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches


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age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:



    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;



    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);



    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;



    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);



    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);



    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or



    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.



In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:



    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or



    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).



If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.



For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.



    b.  RMDS AND 50% PENALTY TAX



If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.



An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --



    (i)  the calendar year in which the individual attains age 70 1/2, or



    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --



    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or



    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.



If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.



If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.



The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of


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annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.



In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.



7. TAX WITHHOLDING FOR QUALIFIED PLANS



Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."



Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.



Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.



8. ROLLOVER DISTRIBUTIONS



The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.



For instance, generally any amount can be transferred directly from one type of Qualified Plan (e.g., a TSA) to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan (e.g., a TSA that is subject to the same kinds of salary reduction restrictions) and certain other conditions to maintain the applicable tax qualification are satisfied (e.g., as described above for TSA exchanges after September 24, 2007). Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.



By contrast, an amount distributed from one type of Plan (e.g., a TSA) into a different type of Plan (e.g., a Traditional IRA) generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.



Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --



    a.   an RMD amount;



    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or



    c.   any distribution made upon hardship of the employee.



Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c),

40                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------


403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.



Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).



Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         41

-------------------------------------------------------------------------------

APPENDIX II -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this prospectus.


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.134         $3.785         $3.578         $3.495         $2.990
  Accumulation Unit Value at end of
   period                                 $4.349         $4.134         $3.785         $3.578         $3.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                147            175            224            369            580
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.173         $1.889         $1.657         $1.407         $1.000
  Accumulation Unit Value at end of
   period                                 $2.504         $2.173         $1.889         $1.657         $1.407
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 55             89             94            100             13
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.920        $23.363        $22.219        $20.774        $16.345
  Accumulation Unit Value at end of
   period                                $27.706        $25.920        $23.363        $22.219        $20.774
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             63             93            127            197
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.619         $1.363         $1.302             --             --
  Accumulation Unit Value at end of
   period                                 $1.729         $1.619         $1.363             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 33             40             24             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.429         $1.199         $1.172             --             --
  Accumulation Unit Value at end of
   period                                 $1.508         $1.429         $1.199             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.162         $1.073         $0.991             --             --
  Accumulation Unit Value at end of
   period                                 $1.320         $1.162         $1.073             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 18             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.003        $25.755        $25.446        $21.640        $16.178
  Accumulation Unit Value at end of
   period                                $35.782        $29.003        $25.755        $25.446        $21.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 22             26             32             41             49
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $6.870         $6.214         $5.416         $4.684         $3.302
  Accumulation Unit Value at end of
   period                                 $8.788         $6.870         $6.214         $5.416         $4.684
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                144            166            195            256            291

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $3.515         $3.737         $3.816         $3.498         $2.844
  Accumulation Unit Value at end of
   period                                 $2.990         $3.515         $3.737         $3.816         $3.498
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                637            802            923            798            867
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.989        $24.231        $26.030        $21.657        $18.337
  Accumulation Unit Value at end of
   period                                $16.345        $21.989        $24.231        $26.030        $21.657
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                262            133            390            405            326
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD EQUITY INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.373        $24.754        $26.998        $18.199        $13.847
  Accumulation Unit Value at end of
   period                                $16.178        $20.373        $24.754        $26.998        $18.199
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 69             86             75             54             41
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $4.626         $6.079         $5.925         $3.870         $3.296
  Accumulation Unit Value at end of
   period                                 $3.302         $4.626         $6.079         $5.925         $3.870
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                424            560            603            594            342

42                         UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

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
                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.386        $14.028        $13.923        $13.139        $10.811
  Accumulation Unit Value at end of
   period                                $15.602        $15.386        $14.028        $13.923        $13.139
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 27             31             47             66             72
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.199        $18.611        $18.051        $16.574        $13.111
  Accumulation Unit Value at end of
   period                                $22.003        $21.199        $18.611        $18.051        $16.574
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 61             73             95            154            284
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.644         $1.343         $1.179             --             --
  Accumulation Unit Value at end of
   period                                 $2.009         $1.644         $1.343             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23              4              3             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.182         $1.777         $1.572         $1.349         $1.000
  Accumulation Unit Value at end of
   period                                 $2.743         $2.182         $1.777         $1.572         $1.349
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                366            207            239            311            383
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.285         $1.791         $1.555             --             --
  Accumulation Unit Value at end of
   period                                 $2.457         $2.285         $1.791             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              5              3             --             --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.071        $13.606        $13.192        $11.850         $9.165
  Accumulation Unit Value at end of
   period                                $16.602        $15.071        $13.606        $13.192        $11.850
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 25             36             54             80             87
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.771         $1.715         $1.690         $1.697         $1.707
  Accumulation Unit Value at end of
   period                                 $1.834         $1.771         $1.715         $1.690         $1.697
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             56            128            165            332
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $29.473        $27.956        $25.523        $22.412        $15.138
  Accumulation Unit Value at end of
   period                                $28.542        $29.473        $27.956        $25.523        $22.412
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 24             30             36             50             60
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $25.523        $21.867        $20.500        $18.230        $13.345
  Accumulation Unit Value at end of
   period                                $24.063        $25.523        $21.867        $20.500        $18.230
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 40             51             72            102            116

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.763        $11.611        $11.649        $11.276        $10.913
  Accumulation Unit Value at end of
   period                                $10.811        $11.763        $11.611        $11.649        $11.276
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 96            117            121            143            133
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.136        $19.807        $22.185        $18.662        $14.771
  Accumulation Unit Value at end of
   period                                $13.111        $17.136        $19.807        $22.185        $18.662
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                400            545            590            560            385
HARTFORD INTERNATIONAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD MIDCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.685        $11.303        $10.538         $9.625        $10.000
  Accumulation Unit Value at end of
   period                                 $9.165        $10.685        $11.303        $10.538         $9.625
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 78             87             65             39             17
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.705         $1.664         $1.590         $1.536         $1.479
  Accumulation Unit Value at end of
   period                                 $1.707         $1.705         $1.664         $1.590         $1.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                740          1,093            696            798            319
HARTFORD SMALLCAP GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $21.561        $27.382        $32.680        $15.829        $13.241
  Accumulation Unit Value at end of
   period                                $15.138        $21.561        $27.382        $32.680        $15.829
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 84            133            136            121             88
HARTFORD SMALLCAP VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $15.945        $13.357        $10.659         $9.367        $10.000
  Accumulation Unit Value at end of
   period                                $13.345        $15.945        $13.357        $10.659         $9.367
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                109            177             79             54             12

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                         43

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
-----------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.599         $1.413         $1.307         $1.271         $1.000
  Accumulation Unit Value at end of
   period                                 $1.670         $1.599         $1.413         $1.307         $1.271
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             56            191            184            193
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.780         $2.688         $2.660         $2.577         $2.422
  Accumulation Unit Value at end of
   period                                 $2.871         $2.780         $2.688         $2.660         $2.577
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                218            270            421            679            580
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $23.769        $23.162        $23.118        $22.957        $22.780
  Accumulation Unit Value at end of
   period                                $24.477        $23.769        $23.162        $23.118        $22.957
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 20             23             32             44             75
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $1.359         $1.131         $1.081             --             --
  Accumulation Unit Value at end of
   period                                 $1.461         $1.359         $1.131             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             26              3             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $27.217        $23.178        $21.687        $18.492        $13.211
  Accumulation Unit Value at end of
   period                                $25.162        $27.217        $23.178        $21.687        $18.492
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 23             30             42             63             92

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2002           2001           2000           1999           1998
--------------------------------------  --------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $2.230         $2.080         $1.882         $1.947         $1.825
  Accumulation Unit Value at end of
   period                                 $2.422         $2.230         $2.080         $1.882         $1.947
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                              1,118            758            684            757            598
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.852        $19.655        $17.823        $18.421        $17.150
  Accumulation Unit Value at end of
   period                                $22.780        $20.852        $19.655        $17.823        $18.421
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                150            108             92             72             71
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.843        $18.559        $15.875        $14.768        $13.652
  Accumulation Unit Value at end of
   period                                $13.211        $17.843        $18.559        $15.875        $14.768
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                121            161            172            180            161

To obtain a Statement of Additional Information, please complete the form below and mail to:

     Union Security Life Insurance Company of New York
     Attn: U.S. Wealth Management
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information for Opportunity Variable Annuity to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                      STATEMENT OF ADDITIONAL INFORMATION
               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

                               SEPARATE ACCOUNT A

                          OPPORTUNITY VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Union Security Life Insurance Company of New York Attn: U.S. Wealth Management, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: May 1, 2008
Date of Statement of Additional Information: May 1, 2008


TABLE OF CONTENTS

GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Independent Registered Public Accounting Firm                                2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                2
  Total Return for all Sub-Accounts                                            2
  Yield for Sub-Accounts                                                       3
  Money Market Sub-Accounts                                                    3
  Additional Materials                                                         3
  Performance Comparisons                                                      3
FINANCIAL STATEMENTS                                                        SA-1

2                          UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Union Security holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Union Security's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statements of assets and liabilities of Separate Account A of Union Security Life Insurance Company of New York (the "Account") as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 20, 2008, which is included in this Statement of Additional Information. Such financial statements are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements of Union Security Life Insurance Company of New York as of December 31, 2007 and 2006 and for each of the three years in the period ended December 31, 2007 included in this Registration Statement have been audited by PricewaterhouseCoopers LLP and are included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address of PricewaterhouseCoopers LLP is 225 South Sixth Street, Suite 1400, Minneapolis, MN 55402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER


Woodbury Financial Services, Inc. ("Woodbury Financial"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. Union Security paid a total of $2,457, $2,256 and $1,943 to Woodbury Financial for annuity contract distribution services during 2005, 2006 and 2007 respectively.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Union Security uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and expense risk charge, the highest possible contingent deferred charge, any applicable administrative charge or annual maintenance fee.

The formula Union Security uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK                          3

-------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and any annual maintenance fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Union Security uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Union Security takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Union Security then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Union Security then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Union Security deducts for mortality and expense risk charge, any applicable administrative charge or annual maintenance fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Union Security uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK AND THE
BOARD OF DIRECTORS OF UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Separate Account A of Union Security Life Insurance Company of New York (the "Account"), as of December 31, 2007, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2007, by correspondence with the mutual fund companies; where replies were not received from the mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Separate Account A of Union Security Life Insurance Company of New York as of December 31, 2007, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 20, 2008

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP              CAPITAL
                                     BALANCED FUND            APPRECIATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         22,011                     3,782
                                       ==========                 =========
  Cost                                   $142,758                   $33,332
                                       ==========                 =========
  Market Value                           $161,341                   $60,432
 Due from Hartford Life and
  Annuity Insurance Company                    --                        --
 Receivable from fund shares
  sold                                          6                         2
 Other assets                                  --                        --
                                       ----------                 ---------
 Total Assets                             161,347                    60,434
                                       ----------                 ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                     6                         2
 Payable for fund shares
  purchased                                    --                        --
 Other liabilities                             --                        --
                                       ----------                 ---------
 Total Liabilities                              6                         2
                                       ----------                 ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $161,341                   $60,432
                                       ==========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                             ALLIANCEBERNSTEIN VPS
                                 INTERNATIONAL                                ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                RESEARCH GROWTH             AIM V.I.               MONEY MARKET               LARGE CAP
                                   PORTFOLIO            CORE EQUITY FUND            PORTFOLIO              GROWTH PORTFOLIO
                               SUB-ACCOUNT (A)(B)          SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      8,792                   1,753                  348,412                     6,532
                                   ==========               =========               ==========                ==========
  Cost                               $225,693                 $44,099                 $348,412                  $142,011
                                   ==========               =========               ==========                ==========
  Market Value                       $218,835                 $51,028                 $348,412                  $199,952
 Due from Hartford Life
  and Annuity Insurance
  Company                                  --                      --                        2                        --
 Receivable from fund
  shares sold                               3                       1                       --                         2
 Other assets                              --                      --                    1,231                        --
                                   ----------               ---------               ----------                ----------
 Total Assets                         218,838                  51,029                  349,645                   199,954
                                   ----------               ---------               ----------                ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                   3                       1                       --                         2
 Payable for fund shares
  purchased                                --                      --                        2                        --
 Other liabilities                         --                       1                       --                        --
                                   ----------               ---------               ----------                ----------
 Total Liabilities                          3                       2                        2                         2
                                   ----------               ---------               ----------                ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $218,835                 $51,027                 $349,643                  $199,952
                                   ==========               =========               ==========                ==========

                                                       FEDERATED
                                 FEDERATED           FUND FOR U.S.          FEDERATED
                                  AMERICAN             GOVERNMENT          HIGH INCOME
                              LEADERS FUND II      SECURITIES FUND II     BOND FUND II
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                   10,780                17,284              1,147
                                 ==========            ==========            =======
  Cost                             $200,443              $194,684             $8,360
                                 ==========            ==========            =======
  Market Value                     $184,659              $199,283             $8,589
 Due from Hartford Life
  and Annuity Insurance
  Company                                --                    --                 --
 Receivable from fund
  shares sold                             2                     3                 --
 Other assets                            --                    --                 --
                                 ----------            ----------            -------
 Total Assets                       184,661               199,286              8,589
                                 ----------            ----------            -------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance
  Company                                 2                     3                 --
 Payable for fund shares
  purchased                              --                    --                 --
 Other liabilities                       --                    --                 --
                                 ----------            ----------            -------
 Total Liabilities                        2                     3                 --
                                 ----------            ----------            -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities             $184,659              $199,283             $8,589
                                 ==========            ==========            =======

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE NVIT
                                 CAPITAL INCOME         DEVELOPING
                                     FUND II           MARKETS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (C)
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       286                11,424
                                     =======            ==========
  Cost                                $2,649              $119,545
                                     =======            ==========
  Market Value                        $2,752              $220,942
 Due from Hartford Life and
  Annuity Insurance Company               --                    --
 Receivable from fund shares
  sold                                    --                     3
 Other assets                             --                    --
                                     -------            ----------
 Total Assets                          2,752               220,945
                                     -------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                     3
 Payable for fund shares
  purchased                               --                    --
 Other liabilities                        --                    --
                                     -------            ----------
 Total Liabilities                        --                     3
                                     -------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                         $2,752              $220,942
                                     =======            ==========

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                HARTFORD                 HARTFORD                 HARTFORD
                                     ADVISERS            LARGECAP GROWTH         TOTAL RETURN BOND       CAPITAL APPRECIATION
                                     HLS FUND                HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (D)(E)(F)         SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      30,443                   81,220                  56,257                    2,630
                                    ==========             ============              ==========               ==========
  Cost                                $675,030               $1,285,434                $655,658                 $122,194
                                    ==========             ============              ==========               ==========
  Market Value                        $638,542               $1,606,387                $627,036                 $137,966
 Due from Hartford Life and
  Annuity Insurance Company                 --                       --                     445                       --
 Receivable from fund shares
  sold                                  13,569                    8,981                      --                       15
 Other assets                               --                       --                      --                       --
                                    ----------             ------------              ----------               ----------
 Total Assets                          652,111                1,615,368                 627,481                  137,981
                                    ----------             ------------              ----------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             13,569                    8,981                      --                       15
 Payable for fund shares
  purchased                                 --                       --                     445                       --
 Other liabilities                          --                       --                      --                       --
                                    ----------             ------------              ----------               ----------
 Total Liabilities                      13,569                    8,981                     445                       15
                                    ----------             ------------              ----------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $638,542               $1,606,387                $627,036                 $137,966
                                    ==========             ============              ==========               ==========

                                       HARTFORD                   HARTFORD                 HARTFORD
                                  DIVIDEND AND GROWTH        FUNDAMENTAL GROWTH         GLOBAL GROWTH
                                       HLS FUND                   HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT (G)         SUB-ACCOUNT (H)
-----------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         2,577                      2,105                   35,554
                                       =========                  =========               ==========
  Cost                                   $56,106                    $24,054                 $524,441
                                       =========                  =========               ==========
  Market Value                           $57,596                    $23,362                 $797,090
 Due from Hartford Life and
  Annuity Insurance Company                   --                         --                       --
 Receivable from fund shares
  sold                                         7                          3                      232
 Other assets                                 --                         --                       --
                                       ---------                  ---------               ----------
 Total Assets                             57,603                     23,365                  797,322
                                       ---------                  ---------               ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    7                          3                      232
 Payable for fund shares
  purchased                                   --                         --                       --
 Other liabilities                            --                         --                       --
                                       ---------                  ---------               ----------
 Total Liabilities                             7                          3                      232
                                       ---------                  ---------               ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                   $57,596                    $23,362                 $797,090
                                       =========                  =========               ==========

(d) Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
    2007.

(e) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(g)  Funded as of December 10, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD
                                  DISCIPLINED EQUITY          GROWTH
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         97,024                --
                                     ============              ====
  Cost                                 $1,048,271              $ --
                                     ============              ====
  Market Value                         $1,460,218              $ --
 Due from Hartford Life and
  Annuity Insurance Company                    --                --
 Receivable from fund shares
  sold                                     25,819                --
 Other assets                                  --                --
                                     ------------              ----
 Total Assets                           1,486,037                --
                                     ------------              ----
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                25,819                --
 Payable for fund shares
  purchased                                    --                --
 Other liabilities                             --                --
                                     ------------              ----
 Total Liabilities                         25,819                --
                                     ------------              ----
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $1,460,218              $ --
                                     ============              ====

(i)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                HARTFORD               HARTFORD                HARTFORD
                                 GROWTH OPPORTUNITIES         HIGH YIELD               INDEX            INTERNATIONAL GROWTH
                                       HLS FUND                HLS FUND               HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT (J)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         38,750                 48,084                  50,847                 3,256
                                     ============             ==========            ============             =========
  Cost                                   $870,709               $450,307              $1,535,678               $51,959
                                     ============             ==========            ============             =========
  Market Value                         $1,269,225               $426,267              $1,603,718               $47,112
 Due from Hartford Life and
  Annuity Insurance Company                    --                     --                     513                    --
 Receivable from fund shares
  sold                                      1,549                      4                      --                     5
 Other assets                                  --                     --                      --                    --
                                     ------------             ----------            ------------             ---------
 Total Assets                           1,270,774                426,271               1,604,231                47,117
                                     ------------             ----------            ------------             ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1,549                      4                      --                     5
 Payable for fund shares
  purchased                                    --                     --                     513                    --
 Other liabilities                             --                     --                      --                    --
                                     ------------             ----------            ------------             ---------
 Total Liabilities                          1,549                      4                     513                     5
                                     ------------             ----------            ------------             ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $1,269,225               $426,267              $1,603,718               $47,112
                                     ============             ==========            ============             =========

                                    HARTFORD               HARTFORD
                                  INTERNATIONAL         INTERNATIONAL             HARTFORD
                                  SMALL COMPANY         OPPORTUNITIES          MIDCAP GROWTH
                                    HLS FUND               HLS FUND               HLS FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT (K)          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        885                  64,282                40,345
                                    =========            ============            ==========
  Cost                                $13,864                $863,290              $422,634
                                    =========            ============            ==========
  Market Value                        $13,333              $1,004,123              $411,256
 Due from Hartford Life and
  Annuity Insurance Company                --                      --                    --
 Receivable from fund shares
  sold                                      1                   2,091                    11
 Other assets                              --                      --                    --
                                    ---------            ------------            ----------
 Total Assets                          13,334               1,006,214               411,267
                                    ---------            ------------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 1                   2,091                    11
 Payable for fund shares
  purchased                                --                      --                    --
 Other liabilities                         --                      --                    --
                                    ---------            ------------            ----------
 Total Liabilities                          1                   2,091                    11
                                    ---------            ------------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $13,333              $1,004,123              $411,256
                                    =========            ============            ==========

(j) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(k) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD
                                   MONEY MARKET          SMALLCAP VALUE
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      82,938                  90,643
                                     =========            ============
  Cost                                 $82,938              $1,190,084
                                     =========            ============
  Market Value                         $82,938                $969,213
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --
 Receivable from fund shares
  sold                                       1                      17
 Other assets                               --                      --
                                     ---------            ------------
 Total Assets                           82,939                 969,230
                                     ---------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1                      17
 Payable for fund shares
  purchased                                 --                      --
 Other liabilities                          --                      --
                                     ---------            ------------
 Total Liabilities                           1                      17
                                     ---------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $82,938                $969,213
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                HARTFORD
                                     HARTFORD             HARTFORD          U.S. GOVERNMENT         HARTFORD
                                 SMALLCAP GROWTH            STOCK              SECURITIES             VALUE
                                     HLS FUND             HLS FUND              HLS FUND            HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      37,346                1,195                43,269                234
                                    ==========            =========            ==========            =======
  Cost                                $570,613              $43,291              $457,051             $2,675
                                    ==========            =========            ==========            =======
  Market Value                        $698,643              $56,289              $482,479             $3,005
 Due from Hartford Life and
  Annuity Insurance Company              1,100                   64                   594                 --
 Receivable from fund shares
  sold                                      --                   --                    --                 --
 Other assets                               --                   --                    --                 --
                                    ----------            ---------            ----------            -------
 Total Assets                          699,743               56,353               483,073              3,005
                                    ----------            ---------            ----------            -------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                   --                    --                 --
 Payable for fund shares
  purchased                              1,100                   64                   594                 --
 Other liabilities                          --                   --                    --                 --
                                    ----------            ---------            ----------            -------
 Total Liabilities                       1,100                   64                   594                 --
                                    ----------            ---------            ----------            -------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $698,643              $56,289              $482,479             $3,005
                                    ==========            =========            ==========            =======

                                                                             ING JPMORGAN
                                      HARTFORD             HARTFORD            EMERGING
                                VALUE OPPORTUNITIES      EQUITY INCOME      MARKETS EQUITY
                                      HLS FUND             HLS FUND            PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       37,087                 247                2,246
                                     ==========             =======            =========
  Cost                                 $506,969              $3,177              $35,122
                                     ==========             =======            =========
  Market Value                         $571,971              $3,533              $48,936
 Due from Hartford Life and
  Annuity Insurance Company                  --                  --                   --
 Receivable from fund shares
  sold                                       71                  --                    4
 Other assets                                --                  --                   --
                                     ----------             -------            ---------
 Total Assets                           572,042               3,533               48,940
                                     ----------             -------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  71                  --                    4
 Payable for fund shares
  purchased                                  --                  --                   --
 Other liabilities                           --                  --                   26
                                     ----------             -------            ---------
 Total Liabilities                           71                  --                   30
                                     ----------             -------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $571,971              $3,533              $48,910
                                     ==========             =======            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                          ING GLOBAL              AIM V.I.
                                          RESOURCES            GLOBAL HEALTH
                                          PORTFOLIO              CARE FUND
                                      SUB-ACCOUNT (L)(M)        SUB-ACCOUNT
--------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             5,182                  4,468
                                          ==========             ==========
  Cost                                      $106,990                $72,731
                                          ==========             ==========
  Market Value                              $135,712               $107,488
 Due from Hartford Life and
  Annuity Insurance Company                       --                     --
 Receivable from fund shares sold                 38                      1
 Other assets                                     --                     --
                                          ----------             ----------
 Total Assets                                135,750                107,489
                                          ----------             ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               40                      1
 Payable for fund shares purchased                --                     --
 Other liabilities                                48                     --
                                          ----------             ----------
 Total Liabilities                                88                      1
                                          ----------             ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $135,662               $107,488
                                          ==========             ==========

(l)  From inception January 12, 2007 to December 31, 2007.

(m) Effective January 11, 2007, ING VP Natural Resources Trust Fund merged with ING Global Resources Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             MFS                 MFS                 MFS
                                     AIM V.I.             EMERGING           HIGH INCOME       STRATEGIC INCOME
                                  TECHNOLOGY FUND       GROWTH SERIES          SERIES               SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       3,083                 233                2,802               1,802
                                     =========             =======            =========            ========
  Cost                                 $37,705              $3,590              $24,838             $17,800
                                     =========             =======            =========            ========
  Market Value                         $46,553              $5,835              $26,676             $18,990
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --                   --                  --
 Receivable from fund shares
  sold                                       1                   6                   32                   6
 Other assets                               --                  --                   --                  --
                                     ---------             -------            ---------            --------
 Total Assets                           46,554               5,841               26,708              18,996
                                     ---------             -------            ---------            --------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  1                   6                   32                   6
 Payable for fund shares
  purchased                                 --                  --                   --                  --
 Other liabilities                          --                  --                   --                  --
                                     ---------             -------            ---------            --------
 Total Liabilities                           1                   6                   32                   6
                                     ---------             -------            ---------            --------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                 $46,553              $5,835              $26,676             $18,990
                                     =========             =======            =========            ========

                                      LEHMAN
                                   BROTHERS AMT       NEUBERGER BERMAN          PIONEER
                                  SHORT DURATION        AMT PARTNERS           FUND VCT
                                  BOND PORTFOLIO          PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (N)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      1,898                 2,039                1,013
                                     ========             =========            =========
  Cost                                $24,632               $34,612              $20,544
                                     ========             =========            =========
  Market Value                        $24,672               $42,342              $26,058
 Due from Hartford Life and
  Annuity Insurance Company                --                    --                   --
 Receivable from fund shares
  sold                                     48                    71                    1
 Other assets                              --                    --                   --
                                     --------             ---------            ---------
 Total Assets                          24,720                42,413               26,059
                                     --------             ---------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                48                    71                    1
 Payable for fund shares
  purchased                                --                    --                   --
 Other liabilities                         --                    --                   --
                                     --------             ---------            ---------
 Total Liabilities                         48                    71                    1
                                     --------             ---------            ---------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $24,672               $42,342              $26,058
                                     ========             =========            =========

(n) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK              VAN ECK             WELLS FARGO
                                  OPPORTUNITIES VCT          WORLDWIDE          WORLDWIDE HARD        ADVANTAGE VT
                                      PORTFOLIO              BOND FUND           ASSETS FUND         DISCOVERY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         7,532                 3,255                 4,348                1,641
                                      ==========             =========            ==========            =========
  Cost                                  $155,166               $36,427               $76,750              $20,442
                                      ==========             =========            ==========            =========
  Market Value                          $169,023               $39,453              $179,087              $33,006
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                    17                   --
 Receivable from fund shares
  sold                                         6                    42                    --                   --
 Other assets                                 --                    --                     1                   --
                                      ----------             ---------            ----------            ---------
 Total Assets                            169,029                39,495               179,105               33,006
                                      ----------             ---------            ----------            ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    6                    42                    --                   --
 Payable for fund shares
  purchased                                   --                    --                    16                   --
 Other liabilities                            --                    --                    --                   --
                                      ----------             ---------            ----------            ---------
 Total Liabilities                             6                    42                    16                   --
                                      ----------             ---------            ----------            ---------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $169,023               $39,453              $179,089              $33,006
                                      ----------             ---------            ----------            ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                                                       UNITS
                                                                                     OWNED BY            UNIT        CONTRACT
                                                                                   PARTICIPANTS      FAIR VALUE #   LIABILITY
-------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION PERIOD (BY SUB-ACCOUNT):
American Century VP Balanced Fund -- Class I                                             7,813         $20.651353      $161,341
American Century VP Capital Appreciation Fund -- Class I                                 2,608          23.170263        60,432
AllianceBernstein VPS International Research Growth Portfolio -- Class A                20,723          10.560071       218,835
AIM V.I. Core Equity Fund -- Class S1                                                    2,589          19.707898        51,027
AllianceBernstein VPS Money Market Portfolio -- Class A                                 24,490          14.268875       349,643
AllianceBernstein VPS Large Cap Growth Portfolio -- Class A                              8,084          24.734124       199,952
Federated American Leaders Fund II -- Class PRIM                                         8,431          21.902311       184,659
Federated Fund for U.S. Government Securities Fund II -- Class PRIM                     11,729          16.990614       199,283
Federated High Income Bond Fund II -- Class PRIM                                           463          18.550752         8,589
Federated Capital Income Fund II -- Class PRIM                                             181          15.231899         2,752
Gartmore NVIT Developing Markets Fund -- Class II                                        7,309          30.229761       220,942
Hartford Advisers HLS Fund -- Class IA                                                 146,815           4.349310       638,542
Hartford LargeCap Growth HLS Fund -- Class IA                                           77,367          20.763185     1,606,387
Hartford Total Return Bond HLS Fund -- Class IA                                        218,431           2.870634       627,036
Hartford Capital Appreciation HLS Fund -- Class IA                                      55,088           2.504468       137,966
Hartford Dividend and Growth HLS Fund -- Class IA                                       33,308           1.729212        57,596
Hartford Fundamental Growth HLS Fund -- Class IA                                        17,705           1.319542        23,362
Hartford Global Growth HLS Fund -- Class IA                                             22,276          35.782222       797,090
Hartford Disciplined Equity HLS Fund -- Class IA                                        52,703          27.706379     1,460,218
Hartford Growth HLS Fund -- Class IA                                                        --           1.532725            --
Hartford Growth Opportunities HLS Fund -- Class IA                                     144,430           8.787808     1,269,225
Hartford High Yield HLS Fund -- Class IA                                                27,321          15.602381       426,267
Hartford Index HLS Fund -- Class IA                                                     60,574          22.003199     1,332,811
Hartford Index HLS Fund -- Class IA                                                     12,902          20.997695       270,907
Hartford International Growth HLS Fund -- Class IA                                      23,448           2.009161        47,112
Hartford International Small Company HLS Fund -- Class IA                                5,426           2.457363        13,333
Hartford International Opportunities HLS Fund -- Class IA                              366,003           2.743483     1,004,123
Hartford MidCap Growth HLS Fund -- Class IA                                             24,772          16.601697       411,256
Hartford Money Market HLS Fund -- Class IA                                              45,224           1.833941        82,938
Hartford SmallCap Value HLS Fund -- Class IA                                            40,278          24.063152       969,213
Hartford SmallCap Growth HLS Fund -- Class IA                                           24,478          28.542130       698,643
Hartford Stock HLS Fund -- Class IA                                                     33,701           1.670234        56,289
Hartford U.S. Government Securities HLS Fund -- Class IA                                19,712          24.476643       482,479
Hartford Value HLS Fund -- Class IA                                                      2,057           1.461127         3,005
Hartford Value Opportunities HLS Fund -- Class IA                                       22,732          25.162082       571,971
Hartford Equity Income HLS Fund -- Class IA                                              2,343           1.507928         3,533
ING JPMorgan Emerging Markets Equity Portfolio -- Class I                                2,542          19.238770        48,910
ING Global Resources Portfolio -- Class S                                                9,683          14.010498       135,662
AIM V.I. Global Health Care Fund -- Class SI                                             4,520          23.779083       107,488
AIM V.I. Technology Fund -- Class SI                                                     3,207          14.514379        46,553
MFS Emerging Growth Series -- Class INIT                                                   251          23.230936         5,835
MFS High Income Series -- Class INIT                                                     1,474          18.101609        26,676
MFS Strategic Income Series -- Class INIT                                                1,155          16.447182        18,990
Lehman Brothers AMT Short Duration Bond Portfolio                                        1,659          14.875593        24,672
Neuberger Berman AMT Partners Portfolio                                                  1,835          23.073442        42,342
Pioneer Fund VCT Portfolio -- Class I                                                    1,975          13.192397        26,058
Pioneer Growth Opportunities VCT Portfolio -- Class I                                    8,284          20.403279       169,023

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                       UNITS
                                                                                     OWNED BY            UNIT        CONTRACT
                                                                                   PARTICIPANTS      FAIR VALUE #   LIABILITY
-------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund -- Class INIT                                                2,202         $17.913669       $39,453
Van Eck Worldwide Hard Assets Fund -- Class INIT                                         4,785          37.429332       179,089
Wells Fargo Advantage VT Discovery Fund -- Class                                         1,169          28.236983        33,006

#  Rounded unit values

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP              CAPITAL
                                     BALANCED FUND            APPRECIATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $3,234                       $ --
                                        --------                  ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges                (718)                      (240)
                                        --------                  ---------
  Net investment income (loss)             2,516                       (240)
                                        --------                  ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       38                      2,611
 Net realized gain on
  distributions                            7,875                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (3,534)                    16,343
                                        --------                  ---------
  Net gain (loss) on
   investments                             4,379                     18,954
                                        --------                  ---------
  Net increase (decrease) in
   net assets resulting from
   operations                             $6,895                    $18,714
                                        ========                  =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN VPS
                                  INTERNATIONAL                               ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                 RESEARCH GROWTH            AIM V.I.              MONEY MARKET                 LARGE CAP
                                    PORTFOLIO           CORE EQUITY FUND            PORTFOLIO              GROWTH PORTFOLIO
                               SUB-ACCOUNT (A)(B)          SUB-ACCOUNT             SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $2,872                   $571                  $14,312                       $ --
                                    ---------                -------                ---------                  ---------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                                (918)                  (226)                  (1,496)                      (853)
                                    ---------                -------                ---------                  ---------
  Net investment income
   (loss)                               1,954                    345                   12,816                       (853)
                                    ---------                -------                ---------                  ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             72,909                      3                       --                        411
 Net realized gain on
  distributions                        59,887                     --                       --                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (94,697)                 3,236                       --                     24,271
                                    ---------                -------                ---------                  ---------
  Net gain (loss) on
   investments                         38,099                  3,239                       --                     24,682
                                    ---------                -------                ---------                  ---------
  Net increase (decrease)
   in net assets resulting
   from operations                    $40,053                 $3,584                  $12,816                    $23,829
                                    =========                =======                =========                  =========

                                                       FEDERATED
                                 FEDERATED           FUND FOR U.S.         FEDERATED
                                 AMERICAN             GOVERNMENT          HIGH INCOME
                              LEADERS FUND II     SECURITIES FUND II      BOND FUND II
                                SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------  ------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $2,954                $8,422               $667
                                 ---------             ---------             ------
EXPENSE:
 Mortality and Expense
  Risk and Administrative
  charges                             (929)                 (881)               (39)
                                 ---------             ---------             ------
  Net investment income
   (loss)                            2,025                 7,541                628
                                 ---------             ---------             ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions             108                   560                 18
 Net realized gain on
  distributions                     22,012                    --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                             (44,952)                2,960               (395)
                                 ---------             ---------             ------
  Net gain (loss) on
   investments                     (22,832)                3,520               (377)
                                 ---------             ---------             ------
  Net increase (decrease)
   in net assets resulting
   from operations                $(20,807)              $11,061               $251
                                 =========             =========             ======

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE NVIT
                                 CAPITAL INCOME        DEVELOPING
                                     FUND II          MARKETS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (C)
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $134                  $861
                                      -----             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (12)                 (843)
                                      -----             ---------
  Net investment income (loss)          122                    18
                                      -----             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                   807
 Net realized gain on
  distributions                          --                25,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (27)               41,310
                                      -----             ---------
  Net gain (loss) on
   investments                          (27)               67,538
                                      -----             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $95               $67,556
                                      =====             =========

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD              HARTFORD               HARTFORD
                                    ADVISERS           LARGECAP GROWTH      TOTAL RETURN BOND    CAPITAL APPRECIATION
                                    HLS FUND              HLS FUND              HLS FUND               HLS FUND
                                   SUB-ACCOUNT      SUB-ACCOUNT (D)(E)(F)      SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,994                 $9,564              $32,995                  $151
                                    ---------            -----------            ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (9,567)               (24,980)              (8,981)               (1,775)
                                    ---------            -----------            ---------             ---------
  Net investment income
   (loss)                               5,427                (15,416)              24,014                (1,624)
                                    ---------            -----------            ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 4,356                 97,635               (2,940)                7,780
 Net realized gain on
  distributions                        72,560                122,480                   --                21,635
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (45,221)              (127,486)                (116)               (8,505)
                                    ---------            -----------            ---------             ---------
  Net gain (loss) on
   investments                         31,695                 92,629               (3,056)               20,910
                                    ---------            -----------            ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $37,122                $77,213              $20,958               $19,286
                                    =========            ===========            =========             =========

                                     HARTFORD               HARTFORD             HARTFORD
                                DIVIDEND AND GROWTH    FUNDAMENTAL GROWTH     GLOBAL GROWTH
                                     HLS FUND               HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT (G)      SUB-ACCOUNT (H)
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $957                  $ --                   $397
                                     --------                ------             ----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges             (597)                  (18)               (10,382)
                                     --------                ------             ----------
  Net investment income
   (loss)                                 360                   (18)                (9,985)
                                     --------                ------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,998                    --                 28,107
 Net realized gain on
  distributions                         4,273                   154                 84,568
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (2,858)                 (692)                60,130
                                     --------                ------             ----------
  Net gain (loss) on
   investments                          3,413                  (538)               172,805
                                     --------                ------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,773                 $(556)              $162,820
                                     ========                ======             ==========

(d) Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
    2007.

(e) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(g)  Funded as of December 10, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HARTFORD            HARTFORD
                                DISCIPLINED EQUITY        GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (I)
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $15,121              $ --
                                     --------              ----
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (20,667)              (27)
                                     --------              ----
  Net investment income (loss)         (5,546)              (27)
                                     --------              ----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                70,461               368
 Net realized gain on
  distributions                         5,017                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          32,664               (26)
                                     --------              ----
  Net gain (loss) on
   investments                        108,142               342
                                     --------              ----
  Net increase (decrease) in
   net assets resulting from
   operations                        $102,596              $315
                                     ========              ====

(i)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD              HARTFORD            HARTFORD              HARTFORD
                                GROWTH OPPORTUNITIES       HIGH YIELD            INDEX          INTERNATIONAL GROWTH
                                      HLS FUND              HLS FUND            HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT (J)
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $1,702               $33,516             $27,129                 $305
                                     ---------              --------            --------              -------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (16,050)               (6,137)            (21,014)                (140)
                                     ---------              --------            --------              -------
  Net investment income
   (loss)                              (14,348)               27,379               6,115                  165
                                     ---------              --------            --------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,641                   677              28,871                   64
 Net realized gain on
  distributions                        201,902                    --              91,169                6,804
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,097               (21,132)            (52,469)              (5,669)
                                     ---------              --------            --------              -------
  Net gain (loss) on
   investments                         305,640               (20,455)             67,571                1,199
                                     ---------              --------            --------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $291,292                $6,924             $73,686               $1,364
                                     =========              ========            ========              =======

                                   HARTFORD           HARTFORD
                                 INTERNTIONAL       INTERNATIONAL          HARTFORD
                                SMALL COMPANY       OPPORTUNITIES       MIDCAP GROWTH
                                   HLS FUND           HLS FUND             HLS FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT (K)       SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $228              $28,223              $1,993
                                    ------            ---------            --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges          (167)             (13,465)             (6,475)
                                    ------            ---------            --------
  Net investment income
   (loss)                               61               14,758              (4,482)
                                    ------            ---------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 34              224,143              12,293
 Net realized gain on
  distributions                      2,050              213,633              71,675
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (1,317)            (296,313)            (26,435)
                                    ------            ---------            --------
  Net gain (loss) on
   investments                         767              141,463              57,533
                                    ------            ---------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                         $828             $156,221             $53,051
                                    ======            =========            ========

(j) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(k) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HARTFORD             HARTFORD
                                   MONEY MARKET        SMALLCAP VALUE
                                     HLS FUND             HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,482                $13,587
                                     --------            -----------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges           (1,255)               (15,479)
                                     --------            -----------
  Net investment income (loss)          3,227                 (1,892)
                                     --------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    --                  2,659
 Net realized gain on
  distributions                            --                124,230
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (178,335)
                                     --------            -----------
  Net gain (loss) on
   investments                             --                (51,446)
                                     --------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $3,227               $(53,338)
                                     ========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                     HARTFORD              HARTFORD           U.S. GOVERNMENT          HARTFORD
                                  SMALLCAP GROWTH            STOCK              SECURITIES              VALUE
                                     HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $2,147                 $602               $20,898                  $39
                                    -----------            ---------             ---------             --------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (10,817)                (903)               (6,962)                 (45)
                                    -----------            ---------             ---------             --------
  Net investment income
   (loss)                                (8,670)                (301)               13,936                   (6)
                                    -----------            ---------             ---------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  39,278               11,841                 3,891                4,010
 Net realized gain on
  distributions                          55,291                8,314                    --                  273
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (103,247)             (15,410)               (2,620)              (4,142)
                                    -----------            ---------             ---------             --------
  Net gain (loss) on
   investments                           (8,678)               4,745                 1,271                  141
                                    -----------            ---------             ---------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(17,348)              $4,444               $15,207                 $135
                                    ===========            =========             =========             ========

                                                                              ING JPMORGAN
                                      HARTFORD              HARTFORD            EMERGING
                                 VALUE OPPORTUNITIES      EQUITY INCOME      MARKETS EQUITY
                                      HLS FUND              HLS FUND            PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,843                $77                  $568
                                     -----------              -----             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges              (9,140)               (47)                 (177)
                                     -----------              -----             ---------
  Net investment income
   (loss)                                 (1,297)                30                   391
                                     -----------              -----             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   55,016                  8                 3,567
 Net realized gain on
  distributions                           89,059                138                   112
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (183,784)                (7)                8,303
                                     -----------              -----             ---------
  Net gain (loss) on
   investments                           (39,709)               139                11,982
                                     -----------              -----             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(41,006)              $169               $12,373
                                     ===========              =====             =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     ING GLOBAL             AIM V.I.
                                      RESOURCES           GLOBAL HEALTH
                                      PORTFOLIO             CARE FUND
                                 SUB-ACCOUNT (L)(M)        SUB-ACCOUNT
--------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $226                  $ --
                                      ---------             ---------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (546)                 (498)
                                      ---------             ---------
  Net investment income (loss)             (320)                 (498)
                                      ---------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  11,052                 6,182
 Net realized gain on
  distributions                          34,505                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (12,358)                6,917
                                      ---------             ---------
  Net gain (loss) on
   investments                           33,199                13,099
                                      ---------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $32,879               $12,601
                                      =========             =========

(l)  From inception January 12, 2007 to December 31, 2007.

(m) Effective January 11, 2007, ING VP Natural Resources Trust Fund merged with ING Global Resources Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MFS                MFS                  MFS
                                    AIM V.I.            EMERGING          HIGH INCOME        STRATEGIC INCOME
                                 TECHNOLOGY FUND      GROWTH SERIES          SERIES               SERIES
                                   SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $ --                $ --              $1,851                $930
                                     -------             -------            --------              ------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (220)                (26)               (121)                (87)
                                     -------             -------            --------              ------
  Net investment income
   (loss)                               (220)                (26)              1,730                 843
                                     -------             -------            --------              ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,292                 396                   4                  67
 Net realized gain on
  distributions                           --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,415                 725              (1,388)               (291)
                                     -------             -------            --------              ------
  Net gain (loss) on
   investments                         3,707               1,121              (1,384)               (224)
                                     -------             -------            --------              ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,487              $1,095                $346                $619
                                     =======             =======            ========              ======

                                     LEHMAN
                                  BROTHERS AMT        NEUBERGER BERMAN          PIONEER
                                 SHORT DURATION         AMT PARTNERS           FUND VCT
                                 BOND PORTFOLIO           PORTFOLIO            PORTFOLIO
                                 SUB-ACCOUNT (N)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $676                  $266                 $336
                                     -------               -------              -------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges            (109)                 (191)                (122)
                                     -------               -------              -------
  Net investment income
   (loss)                                567                    75                  214
                                     -------               -------              -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    5                   428                   94
 Net realized gain on
  distributions                           --                 4,163                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            448                  (960)                 776
                                     -------               -------              -------
  Net gain (loss) on
   investments                           453                 3,631                  870
                                     -------               -------              -------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,020                $3,706               $1,084
                                     =======               =======              =======

(n) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PIONEER
                                       GROWTH                   VAN ECK                 VAN ECK           WELLS FARGO
                                  OPPORTUNITIES VCT            WORLDWIDE            WORLDWIDE HARD       ADVANTAGE VT
                                      PORTFOLIO                BOND FUND              ASSETS FUND       DISCOVERY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                  $2,622                     $178               $ --
                                      ---------                 -------                ---------            -------
EXPENSE:
 Mortality and Expense Risk
  and Administrative charges               (826)                   (188)                    (726)              (147)
                                      ---------                 -------                ---------            -------
  Net investment income (loss)             (826)                  2,434                     (548)              (147)
                                      ---------                 -------                ---------            -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      41                     306                    4,068                297
 Net realized gain on
  distributions                          25,052                      --                   17,361                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (31,722)                    919                   38,405              5,887
                                      ---------                 -------                ---------            -------
  Net gain (loss) on
   investments                           (6,629)                  1,225                   59,834              6,184
                                      ---------                 -------                ---------            -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $(7,455)                 $3,659                  $59,286             $6,037
                                      =========                 =======                =========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP              CAPITAL
                                     BALANCED FUND            APPRECIATION FUND
                                      SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,516                     $(240)
 Net realized gain (loss) on
  security transactions                        38                     2,611
 Net realized gain on
  distributions                             7,875                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              (3,534)                   16,343
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  operations                                6,895                    18,714
                                       ----------                 ---------
UNIT TRANSACTIONS:
 Purchases                                     --                       300
 Net transfers                                 --                     7,466
 Surrenders for benefit
  payments and fees                           (16)                      (28)
                                       ----------                 ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                           (16)                    7,738
                                       ----------                 ---------
 Net increase (decrease) in
  net assets                                6,879                    26,452
NET ASSETS:
 Beginning of year                        154,462                    33,980
                                       ----------                 ---------
 End of year                             $161,341                   $60,432
                                       ==========                 =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                             ALLIANCEBERNSTEIN VPS
                                 INTERNATIONAL                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                RESEARCH GROWTH             AIM V.I.               MONEY MARKET                LARGE CAP
                                   PORTFOLIO            CORE EQUITY FUND             PORTFOLIO              GROWTH PORTFOLIO
                               SUB-ACCOUNT (A)(B)          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $1,954                    $345                   $12,816                     $(853)
 Net realized gain (loss)
  on security transactions             72,909                       3                        --                       411
 Net realized gain on
  distributions                        59,887                      --                        --                        --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                (94,697)                  3,236                        --                    24,271
                                   ----------               ---------               -----------                ----------
 Net increase (decrease)
  in net assets resulting
  from operations                      40,053                   3,584                    12,816                    23,829
                                   ----------               ---------               -----------                ----------
UNIT TRANSACTIONS:
 Purchases                                 --                      --                        --                        --
 Net transfers                         (9,063)                    497                   132,742                      (750)
 Surrenders for benefit
  payments and fees                    (2,719)                    (29)                 (152,928)                   (2,958)
                                   ----------               ---------               -----------                ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (11,782)                    468                   (20,186)                   (3,708)
                                   ----------               ---------               -----------                ----------
 Net increase (decrease)
  in net assets                        28,271                   4,052                    (7,370)                   20,121
NET ASSETS:
 Beginning of year                    190,564                  46,975                   357,013                   179,831
                                   ----------               ---------               -----------                ----------
 End of year                         $218,835                 $51,027                  $349,643                  $199,952
                                   ==========               =========               ===========                ==========

                                                       FEDERATED
                                 FEDERATED           FUND FOR U.S.          FEDERATED
                                  AMERICAN             GOVERNMENT          HIGH INCOME
                              LEADERS FUND II      SECURITIES FUND II     BOND FUND II
                                SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $2,025                $7,541               $628
 Net realized gain (loss)
  on security transactions              108                   560                 18
 Net realized gain on
  distributions                      22,012                    --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              (44,952)                2,960               (395)
                                 ----------            ----------            -------
 Net increase (decrease)
  in net assets resulting
  from operations                   (20,807)               11,061                251
                                 ----------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                               --                    --                 --
 Net transfers                           --               (23,040)                --
 Surrenders for benefit
  payments and fees                  (7,055)               (4,509)              (248)
                                 ----------            ----------            -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (7,055)              (27,549)              (248)
                                 ----------            ----------            -------
 Net increase (decrease)
  in net assets                     (27,862)              (16,488)                 3
NET ASSETS:
 Beginning of year                  212,521               215,771              8,586
                                 ----------            ----------            -------
 End of year                       $184,659              $199,283             $8,589
                                 ==========            ==========            =======

(a)  From inception November 12, 2007 to December 31, 2007.

(b) Effective December 7, 2007, AllianceBernstein VPS International Portfolio merged with AllianceBernstein VPS International Growth Porfolio.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                    FEDERATED         GARTMORE NVIT
                                 CAPITAL INCOME         DEVELOPING
                                     FUND II           MARKETS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (C)
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $122                   $18
 Net realized gain (loss) on
  security transactions                   --                   807
 Net realized gain on
  distributions                           --                25,421
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (27)               41,310
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              95                67,556
                                     -------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                 1,800
 Net transfers                            --                 3,444
 Surrenders for benefit
  payments and fees                       (3)               (6,055)
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (3)                 (811)
                                     -------            ----------
 Net increase (decrease) in
  net assets                              92                66,745
NET ASSETS:
 Beginning of year                     2,660               154,197
                                     -------            ----------
 End of year                          $2,752              $220,942
                                     =======            ==========

(c)  Formerly Gartmore GVIT Developing Markets Fund. Change effective May 1,
     2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD                 HARTFORD                HARTFORD                 HARTFORD
                                     ADVISERS             LARGECAP GROWTH         TOTAL RETURN BOND      CAPITAL APPRECIATION
                                     HLS FUND                 HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT (D)(E)(F)         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $5,427                 $(15,416)                $24,014                 $(1,624)
 Net realized gain (loss) on
  security transactions                   4,356                   97,635                  (2,940)                  7,780
 Net realized gain on
  distributions                          72,560                  122,480                      --                  21,635
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (45,221)                (127,486)                   (116)                 (8,505)
                                    -----------             ------------             -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             37,122                   77,213                  20,958                  19,286
                                    -----------             ------------             -----------              ----------
UNIT TRANSACTIONS:
 Purchases                                3,443                    9,628                      --                      --
 Net transfers                              347                  (21,818)                 35,855                  11,171
 Surrenders for benefit
  payments and fees                    (125,397)                (563,446)               (181,716)                (86,033)
                                    -----------             ------------             -----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (121,607)                (575,636)               (145,861)                (74,862)
                                    -----------             ------------             -----------              ----------
 Net increase (decrease) in
  net assets                            (84,485)                (498,423)               (124,903)                (55,576)
NET ASSETS:
 Beginning of year                      723,027                2,104,810                 751,939                 193,542
                                    -----------             ------------             -----------              ----------
 End of year                           $638,542               $1,606,387                $627,036                $137,966
                                    ===========             ============             ===========              ==========

                                      HARTFORD                  HARTFORD                 HARTFORD
                                 DIVIDEND AND GROWTH       FUNDAMENTAL GROWTH          GLOBAL GROWTH
                                      HLS FUND                  HLS FUND                 HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (G)          SUB-ACCOUNT (H)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $360                      $(18)                  $(9,985)
 Net realized gain (loss) on
  security transactions                   1,998                        --                    28,107
 Net realized gain on
  distributions                           4,273                       154                    84,568
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (2,858)                     (692)                   60,130
                                      ---------                 ---------               -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              3,773                      (556)                  162,820
                                      ---------                 ---------               -----------
UNIT TRANSACTIONS:
 Purchases                                   --                        --                     3,506
 Net transfers                           21,137                    23,918                    (9,563)
 Surrenders for benefit
  payments and fees                     (32,064)                       --                  (124,567)
                                      ---------                 ---------               -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (10,927)                   23,918                  (130,624)
                                      ---------                 ---------               -----------
 Net increase (decrease) in
  net assets                             (7,154)                   23,362                    32,196
NET ASSETS:
 Beginning of year                       64,750                        --                   764,894
                                      ---------                 ---------               -----------
 End of year                            $57,596                   $23,362                  $797,090
                                      =========                 =========               ===========

(d) Formerly Hartford Blue Chip Stock HLS Fund. Change effective February 5,
    2007.

(e) Effective February 5, 2007, Hartford Capital Opportunities HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(f) Effective February 5, 2007, Hartford Large Cap Growth HLS Fund merged with Hartford Blue Chip Stock HLS Fund.

(g)  Funded as of December 10, 2007.

(h) Formerly Hartford Global Leaders HLS Fund. Change effective July 27, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD
                                  DISCIPLINED EQUITY          GROWTH
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(5,546)               $(27)
 Net realized gain (loss) on
  security transactions                    70,461                 368
 Net realized gain on
  distributions                             5,017                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              32,664                 (26)
                                     ------------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                              102,596                 315
                                     ------------            --------
UNIT TRANSACTIONS:
 Purchases                                  8,608                  --
 Net transfers                             18,262              (5,352)
 Surrenders for benefit
  payments and fees                      (305,373)                 --
                                     ------------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (278,503)             (5,352)
                                     ------------            --------
 Net increase (decrease) in
  net assets                             (175,907)             (5,037)
NET ASSETS:
 Beginning of year                      1,636,125               5,037
                                     ------------            --------
 End of year                           $1,460,218                $ --
                                     ============            ========

(i)  Sub-Account option not funded at December 31, 2007.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD              HARTFORD            HARTFORD             HARTFORD
                               GROWTH OPPORTUNITIES       HIGH YIELD            INDEX         INTERNATIONAL GROWTH
                                     HLS FUND              HLS FUND            HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT (J)
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(14,348)              $27,379              $6,115                $165
 Net realized gain (loss) on
  security transactions                 20,641                   677              28,871                  64
 Net realized gain on
  distributions                        201,902                    --              91,169               6,804
 Net unrealized appreciation
  (depreciation) of
  investments during the year           83,097               (21,132)            (52,469)             (5,669)
                                    ----------            ----------          ----------           ---------
 Net increase (decrease) in
  net assets resulting from
  operations                           291,292                 6,924              73,686               1,364
                                    ----------            ----------          ----------           ---------
UNIT TRANSACTIONS:
 Purchases                               3,697                    --               8,134                  --
 Net transfers                         (24,905)               38,660             (34,194)             38,929
 Surrenders for benefit
  payments and fees                   (137,911)              (97,351)           (291,202)               (250)
                                    ----------            ----------          ----------           ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (159,119)              (58,691)           (317,262)             38,679
                                    ----------            ----------          ----------           ---------
 Net increase (decrease) in
  net assets                           132,173               (51,767)           (243,576)             40,043
NET ASSETS:
 Beginning of year                   1,137,052               478,034           1,847,294               7,069
                                    ----------            ----------          ----------           ---------
 End of year                        $1,269,225              $426,267          $1,603,718             $47,112
                                    ==========            ==========          ==========           =========

                                   HARTFORD             HARTFORD
                                 INTERNATIONAL       INTERNATIONAL            HARTFORD
                                 SMALL COMPANY       OPPORTUNITIES         MIDCAP GROWTH
                                   HLS FUND             HLS FUND              HLS FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (K)         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $61              $14,758               $(4,482)
 Net realized gain (loss) on
  security transactions                   34              224,143                12,293
 Net realized gain on
  distributions                        2,050              213,633                71,675
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,317)            (296,313)              (26,435)
                                   ---------          -----------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             828              156,221                53,051
                                   ---------          -----------           -----------
UNIT TRANSACTIONS:
 Purchases                                --                2,725                   297
 Net transfers                         1,359              (16,560)              (19,617)
 Surrenders for benefit
  payments and fees                     (177)            (162,660)             (160,168)
                                   ---------          -----------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,182             (176,495)             (179,488)
                                   ---------          -----------           -----------
 Net increase (decrease) in
  net assets                           2,010              (20,274)             (126,437)
NET ASSETS:
 Beginning of year                    11,323            1,024,397               537,693
                                   ---------          -----------           -----------
 End of year                         $13,333           $1,004,123              $411,256
                                   =========          ===========           ===========

(j) Formerly Hartford International Capital Appreciation HLS Fund. Change effective July 27, 2007.

(k) Effective October 15, 2007, Hartford International Stock HLS Fund merged with Hartford International Opportunities HLS Fund.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                     HARTFORD               HARTFORD
                                   MONEY MARKET          SMALLCAP VALUE
                                     HLS FUND               HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $3,227                 $(1,892)
 Net realized gain (loss) on
  security transactions                     --                   2,659
 Net realized gain on
  distributions                             --                 124,230
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --                (178,335)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,227                 (53,338)
                                     ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                   2,102
 Net transfers                          49,451                 (68,575)
 Surrenders for benefit
  payments and fees                    (69,331)               (205,263)
                                     ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (19,880)               (271,736)
                                     ---------            ------------
 Net increase (decrease) in
  net assets                           (16,653)               (325,074)
NET ASSETS:
 Beginning of year                      99,591               1,294,287
                                     ---------            ------------
 End of year                           $82,938                $969,213
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                 HARTFORD
                                     HARTFORD              HARTFORD           U.S. GOVERNMENT          HARTFORD
                                  SMALLCAP GROWTH            STOCK              SECURITIES               VALUE
                                     HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(8,670)               $(301)               $13,936                  $(6)
 Net realized gain (loss) on
  security transactions                  39,278               11,841                  3,891                4,010
 Net realized gain on
  distributions                          55,291                8,314                     --                  273
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (103,247)             (15,410)                (2,620)              (4,142)
                                    -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (17,348)               4,444                 15,207                  135
                                    -----------            ---------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  297                   --                     --                   --
 Net transfers                          (28,457)             (15,576)                30,812                  (91)
 Surrenders for benefit
  payments and fees                    (143,105)             (22,794)              (118,250)             (32,539)
                                    -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (171,265)             (38,370)               (87,438)             (32,630)
                                    -----------            ---------            -----------            ---------
 Net increase (decrease) in
  net assets                           (188,613)             (33,926)               (72,231)             (32,495)
NET ASSETS:
 Beginning of year                      887,256               90,215                554,710               35,500
                                    -----------            ---------            -----------            ---------
 End of year                           $698,643              $56,289               $482,479               $3,005
                                    ===========            =========            ===========            =========

                                                                            ING JPMORGAN
                                     HARTFORD             HARTFORD            EMERGING
                                VALUE OPPORTUNITIES     EQUITY INCOME      MARKETS EQUITY
                                     HLS FUND             HLS FUND            PORTFOLIO
                                    SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(1,297)               $30                 $391
 Net realized gain (loss) on
  security transactions                  55,016                  8                3,567
 Net realized gain on
  distributions                          89,059                138                  112
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (183,784)                (7)               8,303
                                    -----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            (41,006)               169               12,373
                                    -----------            -------            ---------
UNIT TRANSACTIONS:
 Purchases                                  306                 --                2,250
 Net transfers                           (6,831)               974               (1,214)
 Surrenders for benefit
  payments and fees                    (203,907)              (155)                   7
                                    -----------            -------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (210,432)               819                1,043
                                    -----------            -------            ---------
 Net increase (decrease) in
  net assets                           (251,438)               988               13,416
NET ASSETS:
 Beginning of year                      823,409              2,545               35,494
                                    -----------            -------            ---------
 End of year                           $571,971             $3,533              $48,910
                                    ===========            =======            =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                      ING GLOBAL              AIM V.I.
                                      RESOURCES            GLOBAL HEALTH
                                      PORTFOLIO              CARE FUND
                                  SUB-ACCOUNT (L)(M)        SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(320)                 $(498)
 Net realized gain (loss) on
  security transactions                   11,052                  6,182
 Net realized gain on
  distributions                           34,505                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (12,358)                 6,917
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              32,879                 12,601
                                      ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                   100                     --
 Net transfers                           (19,090)               (19,550)
 Surrenders for benefit
  payments and fees                       (5,064)                   (65)
                                      ----------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (24,054)               (19,615)
                                      ----------             ----------
 Net increase (decrease) in
  net assets                               8,825                 (7,014)
NET ASSETS:
 Beginning of year                       126,837                114,502
                                      ----------             ----------
 End of year                            $135,662               $107,488
                                      ==========             ==========

(l)  From inception January 12, 2007 to December 31, 2007.

(m) Effective January 11, 2007, ING VP Natural Resources Trust Fund merged with ING Global Resources Portfolio.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             MFS                  MFS                   MFS
                                     AIM V.I.              EMERGING           HIGH INCOME        STRATEGIC INCOME
                                  TECHNOLOGY FUND       GROWTH SERIES           SERIES                SERIES
                                    SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(220)                $(26)              $1,730                  $843
 Net realized gain (loss) on
  security transactions                  1,292                  396                    4                    67
 Net realized gain on
  distributions                             --                   --                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            2,415                  725               (1,388)                 (291)
                                     ---------             --------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             3,487                1,095                  346                   619
                                     ---------             --------            ---------             ---------
UNIT TRANSACTIONS:
 Purchases                                  --                   --                   --                    --
 Net transfers                          (7,186)              (1,223)                  --                    --
 Surrenders for benefit
  payments and fees                       (136)                  (8)                  (6)               (1,619)
                                     ---------             --------            ---------             ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,322)              (1,231)                  (6)               (1,619)
                                     ---------             --------            ---------             ---------
 Net increase (decrease) in
  net assets                            (3,835)                (136)                 340                (1,000)
NET ASSETS:
 Beginning of year                      50,388                5,971               26,336                19,990
                                     ---------             --------            ---------             ---------
 End of year                           $46,553               $5,835              $26,676               $18,990
                                     =========             ========            =========             =========

                                     LEHMAN
                                  BROTHERS AMT         NEUBERGER BERMAN            PIONEER
                                 SHORT DURATION          AMT PARTNERS             FUND VCT
                                 BOND PORTFOLIO            PORTFOLIO              PORTFOLIO
                                 SUB-ACCOUNT (N)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $567                    $75                   $214
 Net realized gain (loss) on
  security transactions                     5                    428                     94
 Net realized gain on
  distributions                            --                  4,163                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             448                   (960)                   776
                                    ---------              ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,020                  3,706                  1,084
                                    ---------              ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                 --                     --                     --
 Net transfers                             --                    497                    520
 Surrenders for benefit
  payments and fees                       (43)                (3,208)                  (734)
                                    ---------              ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (43)                (2,711)                  (214)
                                    ---------              ---------              ---------
 Net increase (decrease) in
  net assets                              977                    995                    870
NET ASSETS:
 Beginning of year                     23,695                 41,347                 25,188
                                    ---------              ---------              ---------
 End of year                          $24,672                $42,342                $26,058
                                    =========              =========              =========

(n) Formerly Neuberger Berman AMT Limited Maturity Bond Portfolio. Change effective May 1, 2007.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK              VAN ECK             WELLS FARGO
                                  OPPORTUNITIES VCT          WORLDWIDE          WORLDWIDE HARD        ADVANTAGE VT
                                      PORTFOLIO              BOND FUND           ASSETS FUND         DISCOVERY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(826)               $2,434                 $(548)               $(147)
 Net realized gain (loss) on
  security transactions                       41                   306                 4,068                  297
 Net realized gain on
  distributions                           25,052                    --                17,361                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (31,722)                  919                38,405                5,887
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              (7,455)                3,659                59,286                6,037
                                      ----------             ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                    --                 1,750                   --
 Net transfers                                --                  (454)               (5,216)                 346
 Surrenders for benefit
  payments and fees                       (3,301)               (6,335)               (4,621)                (406)
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (3,301)               (6,789)               (8,087)                 (60)
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets                             (10,756)               (3,130)               51,199                5,977
NET ASSETS:
 Beginning of year                       179,779                42,583               127,890               27,029
                                      ----------             ---------            ----------            ---------
 End of year                            $169,023               $39,453              $179,089              $33,006
                                      ==========             =========            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                                            AMERICAN CENTURY VP
                                  AMERICAN CENTURY VP             CAPITAL
                                     BALANCED FUND           APPRECIATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $2,350                    $(179)
 Net realized gain (loss) on
  security transactions                       981                    3,657
 Net realized gain on
  distributions                            10,164                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (188)                   1,650
                                       ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               13,307                    5,128
                                       ----------                ---------
UNIT TRANSACTIONS:
 Purchases                                     --                       --
 Net transfers                            (12,009)                      --
 Surrenders for benefit
  payments and fees                       (11,308)                 (16,931)
                                       ----------                ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (23,317)                 (16,931)
                                       ----------                ---------
 Net increase (decrease) in
  net assets                              (10,010)                 (11,803)
NET ASSETS:
 Beginning of year                        164,472                   45,783
                                       ----------                ---------
 End of year                             $154,462                  $33,980
                                       ==========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                                      AIM V.I.           ALLIANCEBERNSTEIN VPS        MONEY MARKET           LARGE CAP
                                  CORE EQUITY FUND      INTERNATIONAL PORTFOLIO        PORTFOLIO          GROWTH PORTFOLIO
                                 SUB-ACCOUNT (A)(B)           SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $532                     $(103)                $13,919                 $(789)
 Net realized gain (loss) on
  security transactions                   3,958                     2,654                      --                 2,667
 Net realized gain on
  distributions                              --                        --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             1,931                    37,814                      --                (3,238)
                                      ---------                ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              6,421                    40,365                  13,919                (1,360)
                                      ---------                ----------              ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                   --                        --                      --                    --
 Net transfers                               --                    26,266                  53,732                 7,969
 Surrenders for benefit
  payments and fees                         (94)                  (24,665)                (30,805)              (16,515)
                                      ---------                ----------              ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         (94)                    1,601                  22,927                (8,546)
                                      ---------                ----------              ----------            ----------
 Net increase (decrease) in
  net assets                              6,327                    41,966                  36,846                (9,906)
NET ASSETS:
 Beginning of year                       40,648                   148,598                 320,167               189,737
                                      ---------                ----------              ----------            ----------
 End of year                            $46,975                  $190,564                $357,013              $179,831
                                      =========                ==========              ==========            ==========

                                                          FEDERATED
                                    FEDERATED           FUND FOR U.S.           FEDERATED
                                     AMERICAN             GOVERNMENT           HIGH INCOME
                                 LEADERS FUND II      SECURITIES FUND II      BOND FUND II
                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,991                $7,342               $1,957
 Net realized gain (loss) on
  security transactions                    466                   257                  210
 Net realized gain on
  distributions                         23,794                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,037                   374                 (790)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            30,288                 7,973                1,377
                                    ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                   --
 Net transfers                              --                14,659                   --
 Surrenders for benefit
  payments and fees                     (7,662)               (9,861)             (16,577)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (7,662)                4,798              (16,577)
                                    ----------            ----------            ---------
 Net increase (decrease) in
  net assets                            22,626                12,771              (15,200)
NET ASSETS:
 Beginning of year                     189,895               203,000               23,786
                                    ----------            ----------            ---------
 End of year                          $212,521              $215,771               $8,586
                                    ==========            ==========            =========

(a) Effective April 28, 2006, AIM V.I. Core Stock Fund merged with AIM V.I. Core Equity Fund.

(b) From inception, April 28, 2006 to December 31, 2006.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    FEDERATED          GARTMORE GVIT
                                  CAPITAL INCOME         DEVELOPING
                                     FUND II            MARKETS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $274                  $168
 Net realized gain (loss) on
  security transactions                   (62)                  923
 Net realized gain on
  distributions                            --                11,698
 Net unrealized appreciation
  (depreciation) of
  investments during the year             298                26,546
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              510                39,335
                                     --------            ----------
UNIT TRANSACTIONS:
 Purchases                                 --                 1,465
 Net transfers                             --                16,483
 Surrenders for benefit
  payments and fees                    (2,648)              (13,554)
                                     --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,648)                4,394
                                     --------            ----------
 Net increase (decrease) in
  net assets                           (2,138)               43,729
NET ASSETS:
 Beginning of year                      4,798               110,468
                                     --------            ----------
 End of year                           $2,660              $154,197
                                     ========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD              HARTFORD              HARTFORD
                                    ADVISERS          BLUE CHIP STOCK      TOTAL RETURN BOND    CAPITAL APPRECIATION
                                    HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $6,426              $(17,941)              $25,177                 $(30)
 Net realized gain (loss) on
  security transactions                  4,831                72,450               (13,722)               1,115
 Net realized gain on
  distributions                         51,529                    --                   136               23,513
 Net unrealized appreciation
  (depreciation) of
  investments during the year              563                51,663                12,778                1,728
                                   -----------          ------------          ------------           ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            63,349               106,172                24,369               26,326
                                   -----------          ------------          ------------           ----------
UNIT TRANSACTIONS:
 Purchases                               1,146                 5,086                 1,800                   --
 Net transfers                         (26,698)               (2,027)              (74,029)                (673)
 Surrenders for benefit
  payments and fees                   (164,316)             (380,804)             (332,978)              (9,709)
                                   -----------          ------------          ------------           ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (189,868)             (377,745)             (405,207)             (10,382)
                                   -----------          ------------          ------------           ----------
 Net increase (decrease) in
  net assets                          (126,519)             (271,573)             (380,838)              15,944
NET ASSETS:
 Beginning of year                     849,546             1,913,507             1,132,777              177,598
                                   -----------          ------------          ------------           ----------
 End of year                          $723,027            $1,641,934              $751,939             $193,542
                                   ===========          ============          ============           ==========

                                     HARTFORD               HARTFORD             HARTFORD
                               CAPITAL OPPORTUNITIES  DIVIDEND AND GROWTH     GLOBAL LEADERS
                                     HLS FUND               HLS FUND             HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(998)                 $316                $(4,620)
 Net realized gain (loss) on
  security transactions                  6,660                    57                 42,527
 Net realized gain on
  distributions                             --                 4,499                 40,896
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (3,054)                4,697                 13,569
                                    ----------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,608                 9,569                 92,372
                                    ----------             ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                  --                    --                  3,711
 Net transfers                         (16,808)               22,883                 (2,854)
 Surrenders for benefit
  payments and fees                    (68,940)                 (633)              (150,049)
                                    ----------             ---------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (85,748)               22,250               (149,192)
                                    ----------             ---------            -----------
 Net increase (decrease) in
  net assets                           (83,140)               31,819                (56,820)
NET ASSETS:
 Beginning of year                     130,494                32,931                821,714
                                    ----------             ---------            -----------
 End of year                           $47,354               $64,750               $764,894
                                    ==========             =========            ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                       HARTFORD              HARTFORD
                                  DISCIPLINED EQUITY          GROWTH
                                       HLS FUND              HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(7,402)               $(226)
 Net realized gain (loss) on
  security transactions                   131,419                 (415)
 Net realized gain on
  distributions                                --                  450
 Net unrealized appreciation
  (depreciation) of
  investments during the year              62,067                 (663)
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              186,084                 (854)
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 10,128                   --
 Net transfers                             (6,465)             (23,744)
 Surrenders for benefit
  payments and fees                      (731,373)                  --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (727,710)             (23,744)
                                     ------------            ---------
 Net increase (decrease) in
  net assets                             (541,626)             (24,598)
NET ASSETS:
 Beginning of year                      2,177,751               29,635
                                     ------------            ---------
 End of year                           $1,636,125               $5,037
                                     ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                            HARTFORD
                                    HARTFORD                HARTFORD                HARTFORD              INTERNATIONAL
                              GROWTH OPPORTUNITIES         HIGH YIELD                INDEX            CAPITAL APPRECIATION
                                    HLS FUND                HLS FUND                HLS FUND                HLS FUND
                                  SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $(7,102)                $70,371                  $7,284                  $(21)
 Net realized gain (loss)
  on security transactions              33,613                   7,620                  29,239                    73
 Net realized gain on
  distributions                        113,244                      --                 203,335                   499
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 (25,079)                (29,871)                  3,425                   671
                                  ------------             -----------            ------------               -------
 Net increase (decrease)
  in net assets resulting
  from operations                      114,676                  48,120                 243,283                 1,222
                                  ------------             -----------            ------------               -------
UNIT TRANSACTIONS:
 Purchases                               2,175                   1,350                   6,056                    --
 Net transfers                           4,718                 (53,449)                (29,534)                2,080
 Surrenders for benefit
  payments and fees                   (195,922)               (175,725)               (429,754)                 (240)
                                  ------------             -----------            ------------               -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (189,029)               (227,824)               (453,232)                1,840
                                  ------------             -----------            ------------               -------
 Net increase (decrease)
  in net assets                        (74,353)               (179,704)               (209,949)                3,062
NET ASSETS:
 Beginning of year                   1,211,405                 657,738               2,057,243                 4,007
                                  ------------             -----------            ------------               -------
 End of year                        $1,137,052                $478,034              $1,847,294                $7,069
                                  ============             ===========            ============               =======

                                 HARTFORD              HARTFORD              HARTFORD
                               INTERNATIONAL        INTERNATIONAL          INTERNATIONAL
                               SMALL COMPANY        OPPORTUNITIES              STOCK
                                 HLS FUND              HLS FUND              HLS FUND
                                SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                               $36                $5,390                   $932
 Net realized gain (loss)
  on security transactions            (440)               24,601                 89,314
 Net realized gain on
  distributions                      1,433                33,637                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                 786                24,889                 32,274
                                 ---------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from operations                    1,815                88,517                122,520
                                 ---------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                              --                 1,746                  1,230
 Net transfers                       4,514                18,317                (68,983)
 Surrenders for benefit
  payments and fees                   (158)              (81,531)              (201,473)
                                 ---------            ----------            -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             4,356               (61,468)              (269,226)
                                 ---------            ----------            -----------
 Net increase (decrease)
  in net assets                      6,171                27,049               (146,706)
NET ASSETS:
 Beginning of year                   5,152               424,254                719,800
                                 ---------            ----------            -----------
 End of year                       $11,323              $451,303               $573,094
                                 =========            ==========            ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                      HARTFORD               HARTFORD
                                   LARGECAP GROWTH         MIDCAP GROWTH
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (C)
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(4,889)               $(8,290)
 Net realized gain (loss) on
  security transactions                   34,922                 29,807
 Net realized gain on
  distributions                               --                 79,029
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (7,785)               (36,212)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              22,248                 64,334
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 4,592                    297
 Net transfers                          (113,703)               (42,915)
 Surrenders for benefit
  payments and fees                     (231,644)              (220,097)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (340,755)              (262,715)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                            (318,507)              (198,381)
NET ASSETS:
 Beginning of year                       734,029                736,074
                                     -----------            -----------
 End of year                            $415,522               $537,693
                                     ===========            ===========

(c)  Formerly Hartford MidCap Stock HLS Fund. Change effective December 11,
     2006.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     HARTFORD             HARTFORD             HARTFORD            HARTFORD
                                   MONEY MARKET        SMALLCAP VALUE      SMALLCAP GROWTH          STOCK
                                     HLS FUND             HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $7,195              $(2,238)            $(9,349)              $(927)
 Net realized gain (loss) on
  security transactions                      --               30,575              27,470              58,425
 Net realized gain on
  distributions                              --              252,789              58,004               4,989
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --              (69,492)            (25,351)            (46,763)
                                   ------------          -----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              7,195              211,634              50,774              15,724
                                   ------------          -----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                   --                3,028               1,197                 450
 Net transfers                        1,195,055              (64,960)            (19,086)            (76,883)
 Surrenders for benefit
  payments and fees                  (1,322,106)            (422,476)           (142,068)           (118,981)
                                   ------------          -----------          ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (127,051)            (484,408)           (159,957)           (195,414)
                                   ------------          -----------          ----------          ----------
 Net increase (decrease) in
  net assets                           (119,856)            (272,774)           (109,183)           (179,690)
NET ASSETS:
 Beginning of year                      219,447            1,567,061             996,439             269,905
                                   ------------          -----------          ----------          ----------
 End of year                            $99,591           $1,294,287            $887,256             $90,215
                                   ============          ===========          ==========          ==========

                                    HARTFORD
                                 U.S. GOVERNMENT        HARTFORD            HARTFORD
                                   SECURITIES            VALUE        VALUE OPPORTUNITIES
                                    HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $11,564              $140               $(1,318)
 Net realized gain (loss) on
  security transactions                  9,382                38                83,796
 Net realized gain on
  distributions                             --                84                92,269
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (7,314)            4,497               (35,212)
                                   -----------          --------           -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            13,632             4,759               139,535
                                   -----------          --------           -----------
UNIT TRANSACTIONS:
 Purchases                               1,350                --                   306
 Net transfers                           6,047            28,068                (3,067)
 Surrenders for benefit
  payments and fees                   (212,290)             (179)             (286,681)
                                   -----------          --------           -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (204,893)           27,889              (289,442)
                                   -----------          --------           -----------
 Net increase (decrease) in
  net assets                          (191,261)           32,648              (149,907)
NET ASSETS:
 Beginning of year                     745,971             2,852               973,316
                                   -----------          --------           -----------
 End of year                          $554,710           $35,500              $823,409
                                   ===========          ========           ===========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                    HARTFORD
                                  EQUITY INCOME       ING VP NATURAL
                                    HLS FUND         RESOURCES TRUST
                                   SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14                 $(639)
 Net realized gain (loss) on
  security transactions                   19                 9,066
 Net realized gain on
  distributions                            5                 9,812
 Net unrealized appreciation
  (depreciation) of
  investments during the year            398                 3,122
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             436                21,361
                                     -------            ----------
UNIT TRANSACTIONS:
 Purchases                                --                 1,495
 Net transfers                          (113)              (42,243)
 Surrenders for benefit
  payments and fees                     (148)                 (298)
                                     -------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (261)              (41,046)
                                     -------            ----------
 Net increase (decrease) in
  net assets                             175               (19,685)
NET ASSETS:
 Beginning of year                     2,370               146,522
                                     -------            ----------
 End of year                          $2,545              $126,837
                                     =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ING JPMORGAN
                                    EMERGING              AIM V.I.                                      MFS
                                 MARKETS EQUITY        GLOBAL HEALTH            AIM V.I.              EMERGING
                                    PORTFOLIO            CARE FUND           TECHNOLOGY FUND       GROWTH SERIES
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(49)                $(556)                 $(541)               $(26)
 Net realized gain (loss) on
  security transactions                 2,191                 7,286                  9,433                 649
 Net realized gain on
  distributions                            84                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,495                  (550)                   979                (135)
                                    ---------            ----------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                            7,721                 6,180                  9,871                 488
                                    ---------            ----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                              1,785                    --                     --                  --
 Net transfers                         48,699               (10,753)               (11,049)                 --
 Surrenders for benefit
  payments and fees                   (28,927)              (20,419)               (99,689)             (2,983)
                                    ---------            ----------            -----------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    21,557               (31,172)              (110,738)             (2,983)
                                    ---------            ----------            -----------            --------
 Net increase (decrease) in
  net assets                           29,278               (24,992)              (100,867)             (2,495)
NET ASSETS:
 Beginning of year                      6,216               139,494                151,255               8,466
                                    ---------            ----------            -----------            --------
 End of year                          $35,494              $114,502                $50,388              $5,971
                                    =========            ==========            ===========            ========

                                                                              NEUBERGER BERMAN
                                       MFS                   MFS                 AMT LIMITED
                                   HIGH INCOME        STRATEGIC INCOME          MATURITY BOND
                                     SERIES                SERIES                 PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,692                $1,015                    $621
 Net realized gain (loss) on
  security transactions                 1,050                   142                     (34)
 Net realized gain on
  distributions                            --                   148                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (430)                  (79)                    306
                                    ---------             ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,312                 1,226                     893
                                    ---------             ---------               ---------
UNIT TRANSACTIONS:
 Purchases                                 --                    --                      --
 Net transfers                        (12,317)                   --                      --
 Surrenders for benefit
  payments and fees                       (23)               (3,064)                 (3,863)
                                    ---------             ---------               ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (12,340)               (3,064)                 (3,863)
                                    ---------             ---------               ---------
 Net increase (decrease) in
  net assets                           (9,028)               (1,838)                 (2,970)
NET ASSETS:
 Beginning of year                     35,364                21,828                  26,665
                                    ---------             ---------               ---------
 End of year                          $26,336               $19,990                 $23,695
                                    =========             =========               =========

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------------

                                   NEUBERGER BERMAN            PIONEER
                                     AMT PARTNERS             FUND VCT
                                       PORTFOLIO              PORTFOLIO
                                      SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $117                   $219
 Net realized gain (loss) on
  security transactions                      350                    417
 Net realized gain on
  distributions                            4,378                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               (631)                 3,092
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  operations                               4,214                  3,728
                                       ---------              ---------
UNIT TRANSACTIONS:
 Purchases                                    --                     --
 Net transfers                             2,512                     --
 Surrenders for benefit
  payments and fees                          (28)                (3,437)
                                       ---------              ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        2,484                 (3,437)
                                       ---------              ---------
 Net increase (decrease) in
  net assets                               6,698                    291
NET ASSETS:
 Beginning of year                        34,649                 24,897
                                       ---------              ---------
 End of year                             $41,347                $25,188
                                       =========              =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       PIONEER
                                        GROWTH                VAN ECK              VAN ECK             WELLS FARGO
                                  OPPORTUNITIES VCT          WORLDWIDE          WORLDWIDE HARD        ADVANTAGE VT
                                      PORTFOLIO              BOND FUND           ASSETS FUND         DISCOVERY FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT (D)
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $(857)               $1,533                 $(552)               $(119)
 Net realized gain (loss) on
  security transactions                    7,545                   (47)                7,686                1,534
 Net realized gain on
  distributions                               --                    --                 9,072                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              3,683                   783                11,225                2,242
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              10,371                 2,269                27,431                3,657
                                      ----------             ---------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                   370                    --                 1,245                   --
 Net transfers                           (14,288)               19,569               (37,698)                  --
 Surrenders for benefit
  payments and fees                      (15,343)                  (34)              (10,786)              (9,064)
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (29,261)               19,535               (47,239)              (9,064)
                                      ----------             ---------            ----------            ---------
 Net increase (decrease) in
  net assets                             (18,890)               21,804               (19,808)              (5,407)
NET ASSETS:
 Beginning of year                       198,669                20,779               147,698               32,436
                                      ----------             ---------            ----------            ---------
 End of year                            $179,779               $42,583              $127,890              $27,029
                                      ==========             =========            ==========            =========

(d) Formerly Wells Fargo Advantage Discovery Fund. Change effective May 1, 2006.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account A (the "Account") is a separate investment account within Union Security Life Insurance Company of New York (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. On April 1, 2001, Union Security Life Insurance Company of New York entered into an agreement with Hartford Life and Annuity Insurance Company to co-insure the obligations of Union Security Life Insurance Company of New York under the variable annuity contracts and to provide administration for the Contracts. Effective, September 6, 2005 the Company changed its name from First Fortis Life Insurance Company in conjunction with Assurant Inc.'s (the "Parent") initial public offering on February 5, 2004. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of New York and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the American Century VP Balanced Fund, American Century VP Capital Appreciation Fund, AllianceBernstein VPS International Research Growth Portfolio, AIM V.I. Core Equity Fund, AllianceBernstein VPS Money Market Portfolio, AllianceBernstein VPS Large Cap Growth Portfolio, Federated American Leaders Fund II, Federated Fund for U.S. Government Securities Fund II, Federated High Income Bond Fund II, Federated Capital Income Fund II, Gartmore NVIT Developing Markets Fund, Hartford Advisers HLS Fund, Hartford LargeCap Growth HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Growth HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, ING JPMorgan Emerging Markets Equity Portfolio, ING Global Resources Portfolio, AIM V.I. Global Health Care Fund, AIM V.I. Technology Fund, MFS Emerging Growth Series, MFS High Income Series, MFS Strategic Income Series, Lehman Brothers AMT Short Duration Bond Portfolio, Neuberger Berman AMT Partners Portfolio, Pioneer Fund VCT Portfolio, Pioneer Growth Opportunities VCT Portfolio, Van Eck Worldwide Bond Fund, Van Eck Worldwide Hard Assets Fund, and Wells Fargo Advantage VT Discovery Fund.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

       b) SECURITY VALUATION -- The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2007.

       c) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       d) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

       e) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

-------------------------------------------------------------------------------

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable life account by the Company to cover greater longevity of contact owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All sub-accounts are currently in the accumulation period.

       g) RECLASSIFICATIONS -- Certain reclassifications have been made to the December 31, 2006 Statements of Changes in Net Assets to conform to the current year presentation.

       h) FAIR VALUE MEASUREMENTS -- In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS 157"). This statement defines fair value, establishes a framework for measuring fair value under accounting principles generally accepted in the United States, and enhances disclosures about fair value measurements. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). SFAS 157 provides guidance on how to measure fair value when required under existing accounting standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007, with earlier application encouraged only in the initial quarter of an entity's fiscal year. The Account will adopt SFAS 157 on January 1, 2008. Adoption of this statement is not expected to have a material impact on the Account's financial statements.

       i) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES, AN INTERPRETATION OF FASB STATEMENT NO. 109 -- In July 2006, the FASB released "Accounting for Uncertainty in Income Taxes" ("FIN 48") to clarify accounting for income taxes recognized in the financial statements in accordance with FASB 109, "Accounting for Income Taxes." FIN 48 is effective for fiscal years beginning after December 15, 2006 and prescribes a comprehensive model for how an entity should recognize, measure, present and disclose in its financial statements uncertain tax positions that the entity has taken or expect to take on a tax return. Upon adoption, as of the first quarter of 2007, FIN 48 did not have an effect on the Account's financial condition.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company will charge an expense at a maximum annual rate of 1.25% of the contract's value for the mortality and expense risks which the Company undertakes.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will charge an expense at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) ADMINISTRATIVE CHARGE -- The Company will charge an expense to cover administrative expenses at a maximum annual rate of 0.10% of the contract's value.

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2007 were as follows:

                                                       PURCHASES      PROCEEDS
SUB-ACCOUNT                                             AT COST      FROM SALES
--------------------------------------------------------------------------------
American Century VP Balanced Fund                          $11,109          $734
American Century VP Capital Appreciation Fund               28,427        20,928
AllianceBernstein VPS International Research Growth
 Portfolio                                                 291,509       241,450
AIM V.I. Core Equity Fund                                    1,068           255
AllianceBernstein VPS Money Market Portfolio               159,282       166,617
AllianceBernstein VPS Large Cap Growth Portfolio                --         4,562
Federated American Leaders Fund II                          24,965         7,983
Federated Fund for U.S. Government Securities Fund
 II                                                          8,422        28,430
Federated High Income Bond Fund II                             668           287
Federated Capital Income Fund II                               134            15
Gartmore NVIT Developing Markets Fund                       36,991        12,362
Hartford Advisers HLS Fund                                  90,641       134,265
Hartford LargeCap Growth HLS Fund                          597,386     1,065,961
Hartford Total Return Bond HLS Fund                         67,539       189,390
Hartford Capital Appreciation HLS Fund                      33,617        88,470
Hartford Dividend and Growth HLS Fund                       26,678        32,971
Hartford Fundamental Growth HLS Fund                        24,071            17
Hartford Global Growth HLS Fund                             97,122       153,165
Hartford Disciplined Equity HLS Fund                        43,010       322,045
Hartford Growth HLS Fund                                        --         5,379
Hartford Growth Opportunities HLS Fund                     207,802       179,369
Hartford High Yield HLS Fund                                71,324       102,635
Hartford Index HLS Fund                                    140,253       360,232
Hartford International Growth HLS Fund                      46,782         1,135
Hartford International Small Company HLS Fund                4,036           743
Hartford International Opportunities HLS Fund              799,789       747,895
Hartford MidCap Growth HLS Fund                             77,097       189,391
Hartford Money Market HLS Fund                              53,776        70,401
Hartford SmallCap Value HLS Fund                           144,498       293,895
Hartford SmallCap Growth HLS Fund                           66,427       191,070
Hartford Stock HLS Fund                                      9,203        39,562
Hartford U.S. Government Securities HLS Fund                54,193       127,695
Hartford Value HLS Fund                                        382        32,744
Hartford Value Opportunities HLS Fund                      106,592       229,263
Hartford Equity Income HLS Fund                              1,286           299
ING JPMorgan Emerging Markets Equity Portfolio              29,083        26,402
ING Global Resources Portfolio                             146,917       136,806
AIM V.I. Global Health Care Fund                                --        20,113
AIM V.I. Technology Fund                                        --         7,542
MFS Emerging Growth Series                                       1         1,262
MFS High Income Series                                       1,851           131
MFS Strategic Income Series                                    931         1,707
Lehman Brothers AMT Short Duration Bond Portfolio              676           203
Neuberger Berman AMT Partners Portfolio                      4,890         3,403
Pioneer Fund VCT Portfolio                                   5,817         5,825
Pioneer Growth Opportunities VCT Portfolio                  25,051         4,181
Van Eck Worldwide Bond Fund                                  2,622         7,001
Van Eck Worldwide Hard Assets Fund                          47,696        39,027
Wells Fargo Advantage VT Discovery Fund                     10,911        11,124
                                                      ------------  ------------
                                                        $3,602,525    $5,306,342
                                                      ============  ============

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2007 were as follows:

                                 UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                     ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
American Century VP Balanced
 Fund                                 --            --                   --
American Century VP Capital
 Appreciation Fund                 1,496         1,017                  479
AllianceBernstein VPS
 International Research
 Growth Portfolio                 20,859         9,569               11,290
AIM V.I. Core Equity Fund             25             1                   24
AllianceBernstein VPS Money
 Market Portfolio                 10,379        11,881               (1,502)
AllianceBernstein VPS Large
 Cap Growth Portfolio                 --           161                 (161)
Federated American Leaders
 Fund II                              --           295                 (295)
Federated Fund for U.S.
 Government Securities Fund
 II                                   --         1,708               (1,708)
Federated High Income Bond
 Fund II                              --            14                  (14)
Federated Capital Income Fund
 II                                   --            --                   --
Gartmore NVIT Developing
 Markets Fund                        494           472                   22
Hartford Advisers HLS Fund           697        28,778              (28,081)
Hartford LargeCap Growth HLS
 Fund                             22,602        27,564               (4,962)
Hartford Total Return Bond
 HLS Fund                         12,794        64,861              (52,067)
Hartford Capital Appreciation
 HLS Fund                          4,711        38,695              (33,984)
Hartford Dividend and Growth
 HLS Fund                         12,950        19,634               (6,684)
Hartford Fundamental Growth
 HLS Fund                         17,705            --               17,705
Hartford Global Growth HLS
 Fund                                397         4,494               (4,097)
Hartford Disciplined Equity
 HLS Fund                            916        11,335              (10,419)
Hartford Growth HLS Fund              --         3,786               (3,786)
Hartford Growth Opportunities
 HLS Fund                            562        21,638              (21,076)
Hartford High Yield HLS Fund       2,405         6,154               (3,749)
Hartford Index HLS Fund            1,087        15,578              (14,491)
Hartford International Growth
 HLS Fund                         19,666           519               19,147
Hartford International Small
 Company HLS Fund                    706           235                  471
Hartford International
 Opportunities HLS Fund          202,942        43,745              159,197
Hartford MidCap Growth HLS
 Fund                                235        11,140              (10,905)
Hartford Money Market HLS
 Fund                             27,432        38,434              (11,002)
Hartford SmallCap Value HLS
 Fund                                345        10,777              (10,432)
Hartford SmallCap Growth HLS
 Fund                                343         5,969               (5,626)
Hartford Stock HLS Fund              206        22,940              (22,734)
Hartford U.S. Government
 Securities HLS Fund               1,414         5,040               (3,626)
Hartford Value HLS Fund               49        24,114              (24,065)
Hartford Value Opportunities
 HLS Fund                            373         7,895               (7,522)
Hartford Equity Income HLS
 Fund                                729           167                  562
ING JPMorgan Emerging Markets
 Equity Portfolio                  1,722         1,729                   (7)
ING Global Resources
 Portfolio                        11,233         6,047                5,186
AIM V.I. Global Health Care
 Fund                                 --           842                 (842)
AIM V.I. Technology Fund              --           515                 (515)
MFS Emerging Growth Series            --            59                  (59)
MFS High Income Series                --            --                   --
MFS Strategic Income Series           --           100                 (100)
Lehman Brothers AMT Short
 Duration Bond Portfolio              --             2                   (2)
Neuberger Berman AMT Partners
 Portfolio                            22           137                 (115)
Pioneer Fund VCT Portfolio           421           442                  (21)
Pioneer Growth Opportunities
 VCT Portfolio                        --           149                 (149)

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                 UNITS          UNITS           NET INCREASE
SUB-ACCOUNT                     ISSUED        REDEEMED           (DECREASE)
--------------------------------------------------------------------------------
Van Eck Worldwide Bond Fund           --           394                 (394)
Van Eck Worldwide Hard Assets
 Fund                              1,107         1,266                 (159)
Wells Fargo Advantage VT
 Discovery Fund                      438           435                    3

    The changes in units outstanding for the year ended December 31, 2006 were as follows:

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
American Century VP
 Balanced Fund                     769           2,035               (1,266)
American Century VP Capital
 Appreciation Fund                  --           1,218               (1,218)
AIM V.I. Core Equity Fund        2,567           2,576                   (9)
AllianceBernstein VPS
 International Portfolio         1,687           1,514                  173
AllianceBernstein Money
 Market Portfolio               14,334          12,523                1,811
AllianceBernstein Large Cap
 Growth Portfolio                  370             747                 (377)
Federated American Leaders
 Fund II                            --             341                 (341)
Federated Fund for U.S.
 Government Securities Fund
 II                              1,104             773                  331
Federated High Income Bond
 Fund II                            --             980                 (980)
Federated Capital Income
 Fund II                            --             195                 (195)
Gartmore GVIT Developing
 Markets Fund                    1,477           1,184                  293
Hartford Advisers HLS Fund         306          49,854              (49,548)
Hartford Blue Chip Stock
 HLS Fund                        1,496          21,438              (19,942)
Hartford Total Return Bond
 HLS Fund                       22,729         173,576             (150,847)
Hartford Capital
 Appreciation HLS Fund              92           5,057               (4,965)
Hartford Capital
 Opportunities HLS Fund            152          13,998              (13,846)
Hartford Dividend and
 Growth HLS Fund                16,508             669               15,839
Hartford Global Leaders HLS
 Fund                              135           5,668               (5,533)
Hartford Disciplined Equity
 HLS Fund                        1,185          31,276              (30,091)
Hartford Growth HLS Fund         3,786          22,991              (19,205)
Hartford Growth
 Opportunities HLS Fund          2,359          31,785              (29,426)
Hartford High Yield HLS
 Fund                            3,436          19,253              (15,817)
Hartford Index HLS Fund            920          24,565              (23,645)
Hartford International
 Capital Appreciation HLS
 Fund                            1,811             494                1,317
Hartford International
 Small Company HLS Fund         12,065           9,987                2,078
Hartford International
 Opportunities HLS Fund         11,229          43,141              (31,912)
Hartford International
 Stock HLS Fund                  1,059          14,155              (13,096)
Hartford LargeCap Growth
 HLS Fund                        3,302          40,456              (37,154)
Hartford MidCap Growth HLS
 Fund                            1,350          19,770              (18,420)
Hartford Money Market HLS
 Fund                          800,286         872,039              (71,753)
Hartford SmallCap Value HLS
 Fund                            5,481          26,435              (20,954)
Hartford SmallCap Growth
 HLS Fund                          881           6,419               (5,538)
Hartford Stock HLS Fund            485         135,038             (134,553)
Hartford U.S. Government
 Securities HLS Fund               390           9,258               (8,868)
Hartford Value HLS Fund         23,879             279               23,600
Hartford Value
 Opportunities HLS Fund          1,284          13,024              (11,740)
Hartford Equity Income HLS
 Fund                               --             196                 (196)
ING VP Natural Resources
 Trust                           1,117           2,915               (1,798)
ING JPMorgan Emerging
 Markets Equity Portfolio        5,567           3,623                1,944
AIM V.I. Global Health Care
 Fund                              670           2,151               (1,481)
AIM V.I. Technology Fund            --           8,567               (8,567)

-------------------------------------------------------------------------------

                               UNITS           UNITS            NET INCREASE
SUB-ACCOUNT                   ISSUED         REDEEMED            (DECREASE)
--------------------------------------------------------------------------------
MFS Emerging Growth Series          --             162                 (162)
MFS High Income Series              --             701                 (701)
MFS Strategic Income Series         --             200                 (200)
Neuberger Berman AMT
 Limited Maturity Bond
 Portfolio                          --             278                 (278)
Neuberger Berman AMT
 Partners Portfolio                458             334                  124
Pioneer Fund VCT Portfolio          --             295                 (295)
Pioneer Growth
 Opportunities VCT
 Portfolio                         223           1,587               (1,364)
Van Eck Worldwide Bond Fund      2,235             982                1,253
Van Eck Worldwide Hard
 Assets Fund                     1,817           3,949               (2,132)
Wells Fargo Advantage VT
 Discovery Fund                     --             431                 (431)

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2007  Lowest contract charges    7,813    $20.651353          $161,341
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    7,813     19.768804           154,462
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    9,079     18.115408           164,472
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   11,528     17.341349           199,906
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    5,086     15.867981            80,708
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges    2,608     23.170263            60,432
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    2,129     15.963060            33,980
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    3,347     13.679562            45,783
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    4,066     11.257483            45,778
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    4,447     10.511068            46,746
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL RESEARCH GROWTH
 PORTFOLIO
 2007  Lowest contract charges   20,723     10.560071           218,835
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AMERICAN CENTURY VP BALANCED
 FUND
 2007  Lowest contract charges        0.45%             2.02%              4.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             2.00%              9.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.83%              4.46%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             1.47%              9.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             2.73%             18.92%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AMERICAN CENTURY VP CAPITAL
 APPRECIATION FUND
 2007  Lowest contract charges        0.45%               --              45.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --              16.69%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --              21.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --               7.10%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              19.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL RESEARCH GROWTH
 PORTFOLIO
 2007  Lowest contract charges        0.11%               --               1.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges    2,589    $19.707898           $51,027
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    2,565     18.310558            46,975
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    2,574     15.789305            40,648
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    3,867     15.345871            59,338
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    8,706     14.787999           128,741
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
ALLIANCEBERNSTEIN VPS MONEY
 MARKET PORTFOLIO
 2007  Lowest contract charges   24,490     14.268875           349,643
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   25,992     13.735446           357,013
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges   24,181     13.240331           320,167
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   30,787     12.997379           400,148
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   80,464     12.964253         1,043,158
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2007  Lowest contract charges        0.45%             1.13%              7.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.31%             0.58%              8.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.38%              2.89%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             0.70%              3.77%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             1.19%             22.05%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ALLIANCEBERNSTEIN VPS MONEY
 MARKET PORTFOLIO
 2007  Lowest contract charges        0.45%             4.29%              3.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             4.16%              3.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             2.30%              1.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             0.63%              0.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             0.55%              0.08%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE
 CAP GROWTH PORTFOLIO
 2007  Lowest contract charges    8,084    $24.734124          $199,952
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    8,245     21.809920           179,831
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    8,622     22.006170           189,737
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    9,657     19.197835           185,388
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   14,816     17.754168           263,045
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
FEDERATED AMERICAN LEADERS
 FUND II
 2007  Lowest contract charges    8,431     21.902311           184,659
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    8,726     24.354886           212,521
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    9,067     20.944422           189,895
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   10,485     20.032799           210,047
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    9,009     18.330567           165,140
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE
 CAP GROWTH PORTFOLIO
 2007  Lowest contract charges        0.45%               --              13.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --              (0.89)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --              14.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --               8.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              23.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FEDERATED AMERICAN LEADERS
 FUND II
 2007  Lowest contract charges        0.45%             1.43%            (10.07)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             1.47%             16.28%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.47%              4.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             1.24%              9.29%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             1.49%             27.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2007  Lowest contract charges   11,729    $16.990614          $199,283
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   13,437     16.057906           215,771
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges   13,106     15.489364           203,000
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   13,948     15.249995           212,706
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   13,650     14.785029           201,811
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
FEDERATED HIGH INCOME BOND
 FUND II
 2007  Lowest contract charges      463     18.550752             8,589
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges      477     18.016694             8,586
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,456     16.333150            23,786
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    2,948     15.982268            47,111
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    4,530     14.534031            65,845
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FEDERATED FUND FOR U.S.
 GOVERNMENT SECURITIES FUND II
 2007  Lowest contract charges        0.45%             4.29%              5.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             3.93%              3.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             4.04%              1.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             4.35%              3.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             4.73%              1.91%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
FEDERATED HIGH INCOME BOND
 FUND II
 2007  Lowest contract charges        0.45%             7.73%              2.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%            11.52%             10.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             8.66%              2.20%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             7.30%              9.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             7.36%             21.67%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2007  Lowest contract charges      181    $15.231899            $2,752
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges      181     14.706866             2,660
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges      376     12.774966             4,798
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    2,986     12.073866            36,048
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    3,046     11.025674            33,585
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2007  Lowest contract charges    7,309     30.229761           220,942
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    7,287     21.159503           154,197
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    6,994     15.794105           110,468
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   10,150     12.063325           122,440
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    7,717     10.115487            78,061
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges  146,815      4.349310           638,542
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges  174,896      4.134052           723,027
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges  224,444      3.785112           849,546
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges  369,396      3.577676         1,321,579
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges  579,757      3.495449         2,026,513
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
FEDERATED CAPITAL INCOME FUND
 II
 2007  Lowest contract charges        0.42%             4.90%              3.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.44%             7.24%             15.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             5.78%              5.81%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             4.34%              9.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             6.36%             20.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
GARTMORE NVIT DEVELOPING
 MARKETS FUND
 2007  Lowest contract charges        0.45%             0.46%             42.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.58%             33.97%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.56%             30.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             0.61%             19.26%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.44%             0.05%             58.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD ADVISERS HLS FUND
 2007  Lowest contract charges        1.35%             2.11%              5.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             2.21%              9.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             2.88%              5.80%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.36%             1.80%              2.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.35%             2.42%             16.90%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges                   77,367      $20.763185         $1,606,387
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                   82,329       19.943688          1,641,934
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                  102,271       18.710236          1,913,507
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                  147,219       17.916823          2,637,693
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                  183,265       16.675799          3,056,091
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                  218,431        2.870634            627,036
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                  270,498        2.779831            751,939
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                  421,345        2.688479          1,132,777
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                  678,887        2.659888          1,805,763
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                  580,016        2.576883          1,494,632
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD LARGECAP GROWTH HLS FUND
 2007  Lowest contract charges                1.35%              0.52%               4.11%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.31%               6.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              0.78%               4.43%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.19%               7.44%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.35%              0.04%              27.56%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2007  Lowest contract charges                1.35%              4.95%               3.27%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.10%               3.40%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              6.40%               1.08%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              5.13%               3.22%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.35%              3.65%               6.40%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                   55,088       $2.504468           $137,966
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                   89,072        2.172864            193,542
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                   94,037        1.888606            177,598
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                  100,497        1.656714            166,495
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                   13,404        1.406795             18,857
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                   33,308        1.729212             57,596
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                   39,992        1.619055             64,750
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                   24,153        1.363445             32,931
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                   17,705        1.319542             23,362
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                   22,276       35.782222            797,090
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                   26,373       29.003230            764,894
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                   31,906       25.754559            821,714
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                   40,772       25.445733          1,037,478
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                   48,552       21.639602          1,050,641
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS FUND
 2007  Lowest contract charges                1.35%              0.12%              15.26%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.33%              15.05%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              0.93%              14.00%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.33%              0.70%              17.77%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.24%              1.24%              40.68%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2007  Lowest contract charges                1.34%              2.16%               6.80%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.92%              18.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.33%              5.46%               4.73%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2007  Lowest contract charges                1.19%                --               13.58%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL GROWTH HLS FUND
 2007  Lowest contract charges                1.35%              0.05%              23.37%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.75%              12.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              0.75%               1.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.52%              17.59%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.35%              0.40%              33.76%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT              CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #       OWNERS' EQUITY
-----------------------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                   52,703      $27.706379         $1,460,218
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                   63,122       25.920241          1,636,125
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                   93,212       23.363372          2,177,751
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                  126,965       22.218925          2,821,032
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                  196,614       20.773885          4,084,446
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                       --        1.532725                 --
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                    3,786        1.330319              5,037
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                   22,991        1.288948             29,635
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                  144,430        8.787808          1,269,225
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2006  Lowest contract charges                  165,506        6.870140          1,137,052
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2005  Lowest contract charges                  194,932        6.214487          1,211,405
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2004  Lowest contract charges                  256,451        5.415672          1,388,854
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --
 2003  Lowest contract charges                  290,554        4.684257          1,361,031
    Highest contract charges                         --              --                 --
    Remaining contract charges                       --              --                 --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 2007  Lowest contract charges                1.35%              0.99%               6.89%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.95%              10.94%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              1.03%               5.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%              0.92%               6.96%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.35%              1.19%              27.09%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2007  Lowest contract charges                  --                 --                  --
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.01%               3.21%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.28%                --                4.93%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2007  Lowest contract charges                1.35%              0.14%              27.91%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.73%              10.55%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              0.19%              14.75%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2004  Lowest contract charges                1.35%                --               15.61%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
 2003  Lowest contract charges                1.35%                --               41.87%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             UNIT                CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #         OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                  27,321       $15.602381             $426,267
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  31,070        15.385587              478,034
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                  46,888        14.027960              657,738
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                  66,212        13.922540              921,836
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                  72,499        13.138961              952,565
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                  12,902        20.997695              270,907
    Highest contract charges                    60,574        22.003199            1,332,811
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  15,262        20.049382              305,989
    Highest contract charges                    72,705        21.199401            1,541,305
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                  17,109        17.443801              298,446
    Highest contract charges                    94,503        18.611062            1,758,797
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                  20,095        16.767469              336,948
    Highest contract charges                   154,213        18.051207            2,783,739
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                  24,424        15.257272              372,646
    Highest contract charges                   284,457        16.573850            4,714,541
    Remaining contract charges                      --               --                   --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                  23,448         2.009161               47,112
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                   4,301         1.643503                7,069
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                   2,984         1.342521                4,007
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  ------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 2007  Lowest contract charges                  1.35%                 7.36%                1.41%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                14.09%                9.68%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.35%                 6.75%                0.76%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.35%                 4.91%                5.96%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.35%                 3.89%               21.53%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
HARTFORD INDEX HLS FUND
 2007  Lowest contract charges                  0.45%                 1.53%                4.73%
    Highest contract charges                    1.35%                 1.54%                3.79%
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  0.45%                 1.71%               14.94%
    Highest contract charges                    1.35%                 1.58%               13.91%
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  0.45%                 1.84%                4.03%
    Highest contract charges                    1.35%                 1.58%                3.10%
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  0.45%                 1.12%                9.90%
    Highest contract charges                    1.35%                 0.95%                8.91%
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  0.45%                 1.44%               27.56%
    Highest contract charges                    1.35%                 1.21%               26.42%
    Remaining contract charges                    --                    --                   --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2007  Lowest contract charges                  1.31%                 2.84%               22.25%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                 0.96%               22.42%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.32%                 7.84%               13.90%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --

-------------------------------------------------------------------------------

                                                             UNIT                CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #         OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                   5,426        $2.457363              $13,333
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                   4,955         2.285008               11,323
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                   2,877         1.790688                5,152
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                 366,003         2.743483            1,004,123
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                 206,806         2.182253              451,303
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                 238,718         1.777224              424,254
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                 310,723         1.571597              488,331
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                 383,090         1.349008              516,791
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges                  24,772        16.601697              411,256
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  35,677        15.071139              537,693
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                  54,097        13.606476              736,074
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                  80,224        13.191788            1,058,300
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                  86,869        11.850074            1,029,408
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  ------------------------------------------------------------
HARTFORD INTERNATIONAL SMALL COMPANY
 HLS FUND
 2007  Lowest contract charges                  1.35%                 1.85%                7.54%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.34%                 1.56%               27.61%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                    --                    --                15.13%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges                  1.35%                 1.82%               25.72%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                 2.59%               22.79%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.35%                   --                13.08%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.35%                 0.68%               16.50%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.25%                 0.84%               34.90%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
HARTFORD MIDCAP GROWTH HLS FUND
 2007  Lowest contract charges                  1.35%                 0.42%               10.16%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                   --                10.76%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.35%                 0.02%                3.14%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.35%                 0.13%               11.32%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.35%                 0.17%               29.29%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                                             UNIT                CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #         OWNERS' EQUITY
-------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                  45,224        $1.833941              $82,938
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  56,226         1.771274               99,591
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                 127,979         1.714714              219,447
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                 164,588         1.689946              278,144
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                 332,316         1.696902              563,907
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
HARTFORD SMALLCAP VALUE HLS FUND
 2007  Lowest contract charges                  40,278        24.063152              969,213
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  50,710        25.523118            1,294,287
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                  71,664        21.866661            1,567,061
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                 102,128        20.500498            2,093,677
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                 116,486        18.229857            2,123,532
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                  24,478        28.542130              698,643
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2006  Lowest contract charges                  30,104        29.472834              887,256
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2005  Lowest contract charges                  35,643        27.956459              996,439
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2004  Lowest contract charges                  49,531        25.523286            1,264,190
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --
 2003  Lowest contract charges                  59,564        22.411946            1,334,934
    Highest contract charges                        --               --                   --
    Remaining contract charges                      --               --                   --

                                                                INVESTMENT
                                             EXPENSE              INCOME                TOTAL
SUB-ACCOUNT                                  RATIO*              RATIO**              RETURN***
--------------------------------------  ------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 2007  Lowest contract charges                  1.35%                 4.80%                3.54%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.37%                 4.61%                3.30%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.34%                 2.78%                1.47%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.36%                 0.91%               (0.41)%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.36%                 0.77%               (0.60)%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
HARTFORD SMALLCAP VALUE HLS FUND
 2007  Lowest contract charges                  1.35%                 1.18%               (5.72)%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                 1.19%               16.72%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.35%                 1.30%                6.66%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.35%                 0.65%               12.46%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.35%                 0.51%               36.60%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
HARTFORD SMALLCAP GROWTH HLS FUND
 2007  Lowest contract charges                  1.35%                 0.27%               (3.16)%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2006  Lowest contract charges                  1.35%                 0.34%                5.42%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2005  Lowest contract charges                  1.35%                 0.34%                9.53%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2004  Lowest contract charges                  1.35%                   --                13.88%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --
 2003  Lowest contract charges                  1.35%                   --                48.05%
    Highest contract charges                      --                    --                   --
    Remaining contract charges                    --                    --                   --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges   33,701     $1.670234           $56,289
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   56,435      1.598566            90,215
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges  190,988      1.413203           269,905
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges  183,795      1.306701           240,166
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges  193,037      1.271457           245,439
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges   19,712     24.476643           482,479
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   23,338     23.768555           554,710
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges   32,206     23.162151           745,971
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   43,511     23.117766         1,005,871
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   74,516     22.956680         1,710,636
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges    2,057      1.461127             3,005
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   26,122      1.358964            35,500
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    2,522      1.130665             2,852
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD STOCK HLS FUND
 2007  Lowest contract charges        1.35%             0.90%              4.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             0.75%             13.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.91%              8.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.35%             1.10%              2.77%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.25%             1.27%             27.15%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2007  Lowest contract charges        1.35%             4.04%              2.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             3.21%              2.62%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             2.98%              0.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.35%             3.46%              0.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.35%             1.35%              0.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD VALUE HLS FUND
 2007  Lowest contract charges        1.46%             1.27%              7.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             2.09%             20.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.33%            14.68%              4.55%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges   22,732    $25.162082          $571,971
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges   30,254     27.216975           823,409
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges   41,994     23.177599           973,316
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   62,686     21.687414         1,359,505
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   91,514     18.491775         1,692,248
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
HARTFORD EQUITY INCOME HLS
 FUND
 2007  Lowest contract charges    2,343      1.507928             3,533
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,781      1.429179             2,545
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,976      1.199229             2,370
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2007  Lowest contract charges    2,542     19.238770            48,910
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    2,549     13.922547            35,494
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges      605     10.269692             6,216
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
ING GLOBAL RESOURCES PORTFOLIO
 2007  Lowest contract charges    9,683     14.010498           135,662
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
HARTFORD VALUE OPPORTUNITIES
 HLS FUND
 2007  Lowest contract charges        1.35%             1.16%             (7.55)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.20%             17.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.35%             1.27%              6.87%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        1.35%             0.29%             17.28%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        1.35%             0.56%             39.98%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
HARTFORD EQUITY INCOME HLS
 FUND
 2007  Lowest contract charges        1.35%             2.21%              5.51%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        1.35%             1.90%             19.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        1.31%            18.70%              2.37%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ING JPMORGAN EMERGING MARKETS
 EQUITY PORTFOLIO
 2007  Lowest contract charges        0.45%             1.44%             38.18%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.22%             35.57%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.40%               --               1.92%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
ING GLOBAL RESOURCES PORTFOLIO
 2007  Lowest contract charges        0.43%             0.02%             40.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2007  Lowest contract charges    4,520    $23.779083          $107,488
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    5,362     21.354693           114,502
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    6,843     20.383928           139,494
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    9,551     18.933125           180,831
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   10,539     17.680161           186,338
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
AIM V.I. TECHNOLOGY FUND
 2007  Lowest contract charges    3,207     14.514379            46,553
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    3,722     13.537016            50,388
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges   12,289     12.308106           151,255
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   24,580     12.100547           297,429
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges   30,532     11.616845           354,691
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges      251     23.230936             5,835
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges      310     19.258223             5,971
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges      472     17.929840             8,466
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges      488     16.494872             8,048
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges      791     14.668334            11,604
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE
 FUND
 2007  Lowest contract charges        0.45%               --              11.35%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               4.76%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               7.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --               7.09%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              27.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
AIM V.I. TECHNOLOGY FUND
 2007  Lowest contract charges        0.45%               --               7.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               9.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               1.72%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --               4.16%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              44.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS EMERGING GROWTH SERIES
 2007  Lowest contract charges        0.45%               --              20.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               7.41%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               8.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --              12.45%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              29.64%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2007  Lowest contract charges    1,474    $18.101609           $26,676
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,474     17.867204            26,336
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    2,175     16.261032            35,364
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    2,319     15.989376            37,077
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    4,778     14.715094            70,312
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
MFS STRATEGIC INCOME SERIES
 2007  Lowest contract charges    1,155     16.447182            18,990
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,255     15.933761            19,990
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,455     15.004669            21,828
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    1,676     14.793340            24,799
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    2,101     13.793767            28,982
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
LEHMAN BROTHERS AMT SHORT
 DURATION BOND PORTFOLIO
 2007  Lowest contract charges    1,659     14.875593            24,672
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,661     14.262173            23,695
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,939     13.748814            26,665
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    3,737     13.614332            50,874
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    9,960     13.569986           135,159
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
MFS HIGH INCOME SERIES
 2007  Lowest contract charges        0.45%             6.87%              1.31%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             8.11%              9.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             6.52%              1.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             4.02%              8.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             6.84%             17.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
MFS STRATEGIC INCOME SERIES
 2007  Lowest contract charges        0.45%             4.79%              3.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             5.36%              6.19%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             6.89%              1.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             5.23%              7.25%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             5.25%              9.88%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
LEHMAN BROTHERS AMT SHORT
 DURATION BOND PORTFOLIO
 2007  Lowest contract charges        0.45%             2.79%              4.30%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             2.91%              3.73%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             2.14%              0.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             3.09%              0.33%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             4.00%              1.96%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2007  Lowest contract charges    1,835    $23.073442           $42,342
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,950     21.198371            41,347
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,826     18.971704            34,649
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    1,568     16.144003            25,315
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    4,749     13.630397            64,731
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges    1,975     13.192397            26,058
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,996     12.622213            25,188
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    2,290     10.871085            24,897
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    8,349     10.285190            85,870
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    9,673     12.062753           116,678
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2007  Lowest contract charges    8,284     20.403279           169,023
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    8,433     21.317943           179,779
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    9,797     20.279087           198,669
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges   11,200     19.093796           213,854
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS
 PORTFOLIO
 2007  Lowest contract charges        0.45%             0.63%              8.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.76%             11.74%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.95%             17.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             0.01%             18.44%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%               --              34.48%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PIONEER FUND VCT PORTFOLIO
 2007  Lowest contract charges        0.45%             1.24%              4.52%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             1.33%             16.11%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             1.18%              5.70%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.04%               --               2.85%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             0.66%             24.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
PIONEER GROWTH OPPORTUNITIES
 VCT PORTFOLIO
 2007  Lowest contract charges        0.45%               --              (4.29)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --               5.12%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%               --               6.21%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%               --              21.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

SEPARATE ACCOUNT A

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2007

-------------------------------------------------------------------------------

                                             UNIT            CONTRACT
SUB-ACCOUNT                      UNITS   FAIR VALUE #     OWNERS' EQUITY
---------------------------------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2007  Lowest contract charges    2,202    $17.913669           $39,453
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    2,596     16.401695            42,583
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,343     15.472974            20,779
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    2,886     16.028761            46,258
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges    1,162     14.751171            17,136
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2007  Lowest contract charges    4,785     37.429332           179,089
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    4,944     25.865846           127,890
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    7,077     20.870747           147,698
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2004  Lowest contract charges    4,939     13.822619            68,272
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2003  Lowest contract charges      934     11.199452            10,456
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges    1,169     28.236983            33,006
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2006  Lowest contract charges    1,166     23.187850            27,029
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --
 2005  Lowest contract charges    1,596     20.317107            32,436
    Highest contract charges         --            --                --
    Remaining contract charges       --            --                --

                                                    INVESTMENT
                                    EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                         RATIO*           RATIO**           RETURN***
------------------------------  ----------------------------------------------------
VAN ECK WORLDWIDE BOND FUND
 2007  Lowest contract charges        0.45%             6.25%              9.22%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             4.74%              6.00%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             9.08%             (3.47)%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.45%             4.33%              8.66%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.45%             1.67%             17.63%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
VAN ECK WORLDWIDE HARD ASSETS
 FUND
 2007  Lowest contract charges        0.45%             0.11%             44.71%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%             0.07%             23.93%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.45%             0.22%             50.99%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2004  Lowest contract charges        0.44%             0.07%             23.42%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2003  Lowest contract charges        0.46%             0.08%             44.43%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
WELLS FARGO ADVANTAGE VT
 DISCOVERY FUND
 2007  Lowest contract charges        0.45%               --              21.78%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2006  Lowest contract charges        0.45%               --              14.13%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --
 2005  Lowest contract charges        0.44%               --              20.94%
    Highest contract charges            --                --                 --
    Remaining contract charges          --                --                 --

* This represents the annualized contract expenses of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Fund and charges made directly to contract owner accounts through the redemption of units.

-------------------------------------------------------------------------------

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable) and any Annual Maintenance Fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.45% to 1.25% of the contract's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense of 0.10% of the contract's value for annual fund operating expenses provided for by the Company.

    These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $25,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK

2007 ANNUAL REPORT

For the fiscal year ended December 31, 2007 with Report of Independent Registered Public Accounting Firm

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                              FINANCIAL STATEMENTS
                               DECEMBER 31, 2007

                                    CONTENTS

Report of Independent Registered Public Accounting Firm                      F-1
Balance Sheets                                                               F-2
Statements of Operations                                                     F-3
Statements of Changes in Shareholder's Equity                                F-4
Statements of Cash Flows                                                     F-5
Notes to Financial Statements                                                F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Union Security Life Insurance Company of New York:

In our opinion, the accompanying balance sheets and the related statements of operations, changes in stockholder's equity and cash flows present fairly, in all material respects, the financial position of Union Security Life Insurance Company of New York (the "Company"), a direct wholly-owned subsidiary of Assurant, Inc. at December 31, 2007 and 2006, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
February 29, 2008
Minneapolis, Minnesota

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                                 BALANCE SHEETS
                         AT DECEMBER 31, 2007 AND 2006

                                   DECEMBER 31,
                                       2007                    DECEMBER 31,
                                                                   2006
                                     (IN THOUSANDS EXCEPT NUMBER OF SHARES
                                            AND PER SHARE AMOUNTS)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturity securities
  available for sale, at fair
  value (amortized cost - -
  $101,129 in 2007 and
  $107,827 in 2006)                    $104,156                    $111,522
 Equity securities available
  for sale, at fair value
  (cost -- $8,940 in 2007 and
  $9,455 in 2006)                         7,811                       9,381
 Commercial mortgage loans on
  real estate, at amortized
  cost                                   30,746                      21,686
 Policy loans                               104                         120
 Short-term investments                     588                       2,401
 Other investments                        2,191                       2,524
                                    -----------                 -----------
            TOTAL INVESTMENTS           145,596                     147,634
                                    -----------                 -----------
 Cash and cash equivalents                4,016                       5,600
 Premiums and accounts
  receivable                              3,373                       3,383
 Reinsurance recoverables               106,821                     101,283
 Accrued investment income                1,546                       1,581
 Tax receivable                           2,671                       1,273
 Deferred acquisition costs               1,037                       1,188
 Deferred income taxes, net               1,055                       1,485
 Goodwill                                 2,038                       2,038
 Other assets                                84                          85
 Assets held in separate
  accounts                               20,331                      21,948
                                    -----------                 -----------
                 TOTAL ASSETS          $288,568                    $287,498
                                    -----------                 -----------
LIABILITIES
 Future policy benefits and
  expenses                              $45,532                     $40,381
 Unearned premiums                       11,194                      10,979
 Claims and benefits payable            142,595                     138,880
 Commissions payable                      4,425                       4,634
 Reinsurance balances payable             1,361                         514
 Funds held under reinsurance                75                          76
 Deferred gains on disposal
  of businesses                           4,412                       5,254
 Accounts payable and other
  liabilities                             5,068                       4,507
 Due to affiliates                          432                       1,576
 Liabilities related to
  separate accounts                      20,331                      21,948
                                    -----------                 -----------
            TOTAL LIABILITIES           235,425                     228,749
                                    -----------                 -----------
COMMITMENTS AND CONTINGENCIES
 (NOTE 16)
STOCKHOLDER'S EQUITY
 Common stock, par value $20
  per share, 100,000 shares
  authorized, issued, and
  outstanding                             2,000                       2,000
 Additional paid-in capital              43,006                      43,006
 Retained earnings                        6,903                      11,389
 Accumulated other
  comprehensive income                    1,234                       2,354
                                    -----------                 -----------
   TOTAL STOCKHOLDER'S EQUITY            53,143                      58,749
                                    -----------                 -----------
        TOTAL LIABILITIES AND
         STOCKHOLDER'S EQUITY          $288,568                    $287,498
                                    -----------                 -----------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF OPERATIONS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                               YEARS ENDED DECEMBER 31,
                                         2007            2006            2005
                                                    (IN THOUSANDS)
--------------------------------------------------------------------------------
REVENUES
 Net earned premiums and other
  considerations                         $60,212         $61,338         $59,598
 Net investment income                     9,096           9,175           8,756
 Net realized (losses) gains on
  investments                               (873)           (173)            146
 Amortization of deferred gains on
  disposal of businesses                     842             200           1,038
 Fees and other income                        70              47              31
                                       ---------       ---------       ---------
                       TOTAL REVENUES     69,347          70,587          69,569
                                       ---------       ---------       ---------
BENEFITS, LOSSES AND EXPENSES
 Policyholder benefits                    40,690          32,284          34,571
 Amortization of deferred acquisition
  costs                                    1,432           1,084             981
 Underwriting, general and
  administrative expenses                 15,608          16,697          16,656
                                       ---------       ---------       ---------
  TOTAL BENEFITS, LOSSES AND EXPENSES     57,730          50,065          52,208
                                       ---------       ---------       ---------
 Income before provision for income
  taxes                                   11,617          20,522          17,361
 Provision for income taxes                3,957           7,081           5,957
                                       ---------       ---------       ---------
                           NET INCOME     $7,660         $13,441         $11,404
                                       ---------       ---------       ---------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                 STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                                                                               ACCUMULATED
                                                                                                  OTHER
                                                        ADDITIONAL                            COMPREHENSIVE
                                   COMMON                 PAID-IN                                INCOME
                                   STOCK                  CAPITAL            RETAINED
                                                                             EARNINGS                                TOTAL
                                                                      (IN THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------------
Balance, January 1, 2005           $2,000                 $43,006                $644             $5,839             $51,489
 Dividends                             --                      --              (4,100)                --              (4,100)
 Comprehensive income:
  Net income                           --                      --              11,404                 --              11,404
  Other comprehensive
   income:
   Net change in unrealized
    gains on securities, net
    of taxes                           --                      --                  --             (2,350)             (2,350)
                                                                                                                    --------
  Total comprehensive income                                                                                           9,054
                                   ------                 -------            --------            -------            --------
  BALANCE, DECEMBER 31, 2005        2,000                  43,006               7,948              3,489              56,443
 Dividends                             --                      --             (10,000)                --             (10,000)
 Comprehensive income:
  Net income                           --                      --              13,441                 --              13,441
  Other comprehensive
   income:
   Net change in unrealized
    gains on securities, net
    of taxes                           --                      --                  --             (1,135)             (1,135)
                                                                                                                    --------
  Total comprehensive income                                                                                          12,306
                                   ------                 -------            --------            -------            --------
  BALANCE, DECEMBER 31, 2006        2,000                  43,006              11,389              2,354              58,749
 Dividends                             --                      --             (12,000)                --             (12,000)
 Cumulative effect of change
  in accounting principle
  (Note 2)                             --                      --                (146)                --                (146)
 Comprehensive income:
  Net income                           --                      --               7,660                 --               7,660
  Other comprehensive
   income:
   Net change in unrealized
    gains on securities, net
    of taxes                           --                      --                  --             (1,120)             (1,120)
                                                                                                                    --------
   Total comprehensive
    income                                                                                                             6,540
                                   ------                 -------            --------            -------            --------
  BALANCE, DECEMBER 31, 2007       $2,000                 $43,006              $6,903             $1,234             $53,143
                                   ------                 -------            --------            -------            --------

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

               UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005

                                          YEARS ENDED DECEMBER 31,
                                    2007            2006            2005
                                               (IN THOUSANDS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income                          $7,660         $13,441         $11,404
 Adjustments to reconcile net
  income to net cash provided by
  operating activities:
 Change in reinsurance
  recoverables                       (5,538)         (6,623)         (1,053)
 Change in premiums and accounts
  receivable                             12             303           1,754
 Change in deferred acquisition
  costs                                 (74)            249            (314)
 Change in accrued investment
  income                                 35              24              96
 Change in insurance policy
  reserves and expenses               9,081           5,294          (4,394)
 Change in accounts payable and
  other liabilities                  (1,113)          2,880          (1,107)
 Change in commissions payable         (209)            171            (538)
 Change in reinsurance balances
  payable                               847          (2,082)             87
 Change in funds held under
  reinsurance                            (1)             (7)             (6)
 Amortization of deferred gains
  on disposal of businesses            (842)           (200)         (1,038)
 Change in income taxes                (286)            (25)          1,875
 Net realized losses (gains) on
  investments                           873             173            (146)
 Other                                  (58)            135              57
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES     10,387          13,733           6,677
                                  ---------       ---------       ---------
INVESTING ACTIVITIES
 Sales of:
 Fixed maturity securities
  available for sale                 19,739          12,994          18,531
 Equity securities available for
  sale                                3,081           3,812           1,143
 Maturities, prepayments, and
  scheduled redemption of:
 Fixed maturity securities
  available for sale                  6,289           8,635          15,909
 Purchase of:
 Fixed maturity securities
  available for sale                (19,089)        (15,827)        (35,839)
 Equity securities available for
  sale                               (3,093)         (4,342)         (1,700)
 Change in commercial mortgage
  loans on real estate               (9,060)         (7,690)         (4,871)
 Change in short-term
  investments                         1,813             940           1,234
 Change in other invested assets        333             504             537
 Change in policy loans                  16             (22)            (18)
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY (USED IN)
            INVESTING ACTIVITIES         29            (996)         (5,074)
                                  ---------       ---------       ---------
FINANCING ACTIVITIES
 Dividends paid                     (12,000)        (10,000)         (4,100)
                                  ---------       ---------       ---------
 Net cash (used in) financing
  activities                        (12,000)        (10,000)         (4,100)
                                  ---------       ---------       ---------
 Change in cash and cash
  equivalents                        (1,584)          2,737          (2,497)
 Cash and cash equivalents at
  beginning of period                 5,600           2,863           5,360
                                  ---------       ---------       ---------
 Cash and cash equivalents at
  end of period                      $4,016          $5,600          $2,863
                                  ---------       ---------       ---------
 Supplemental information:
 Income taxes paid (net of
  refunds)                           $4,243          $7,107          $4,081

             SEE THE ACCOMPANYING NOTES TO THE FINANCIAL STATEMENTS

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2007, 2006 AND 2005
(IN THOUSANDS EXCEPT SHARE DATA)

--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

Union Security Life Insurance Company of New York (the "Company") is a provider of life insurance products including group disability insurance, group dental insurance, group life insurance and credit insurance. The Company is a wholly-owned subsidiary of Assurant, Inc. (the "Parent"). The Parent's common stock is traded on the New York Stock Exchange under the symbol AIZ.

The Company is domiciled in New York and is qualified to sell life, health and annuity insurance in the state of New York.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). Amounts are presented in United States of America ("U.S.") dollars and all amounts are in thousands, except for number of shares.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. The most significant items on the Company's balance sheet affected by the use of estimates are investments, reinsurance recoverables, deferred acquisition costs ("DAC"), deferred income taxes, goodwill, future policy benefits and expenses, unearned premiums, claims and benefits payable, deferred gain on disposal of businesses, and commitments and contingencies. The estimates are sensitive to market conditions, investment yields, mortality, morbidity, commissions and other acquisition expenses, policyholder behavior and other factors. Actual results could differ from the estimates reported. The Company believes the amounts reported are reasonable and adequate.

COMPREHENSIVE INCOME

Comprehensive income is comprised of net income and unrealized gains and losses on securities classified as available for sale, less deferred income taxes.

RECLASSIFICATIONS

Certain prior period amounts have been reclassified to conform to the 2007 presentation.

REVENUE RECOGNITION

The Company recognizes revenue when realized or realizable and earned. Revenue generally is realized or realizable and earned when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable, and collectibility is reasonably assured.

INVESTMENTS

Fixed maturity and equity securities are classified as available-for-sale and reported at fair value. If the fair value is higher than the amortized cost for fixed maturity securities or the purchase cost for equity securities, the excess is an unrealized gain; and, if lower than cost, the difference is an unrealized loss. The net unrealized gains and losses, less deferred income taxes, are included in accumulated other comprehensive income.

Commercial mortgage loans on real estate are reported at unpaid balances, adjusted for amortization of premium or discount, less allowance for losses. The allowance is based on management's analysis of factors including actual loan loss experience, specific events based on geographical, political or economic conditions, industry experience and individually impaired loan loss analysis. A loan is considered individually impaired when it becomes probable that the Company will be unable to collect all amounts due, including principal and interest. Changes in the allowance for loan losses are recorded in net realized gains and losses on investments.

Policy loans are reported at unpaid principal balances, which do not exceed the cash surrender value of the underlying policies.

Short-term investments include all investment cash and short maturity investments. These amounts are reported at cost, which approximates fair value.

Other investments consist primarily of investments in certified capital companies ("CAPCOs"). The Company's CAPCOs consist of debt instruments that are recorded at amortized cost, which approximates fair value.

The Company monitors its investment portfolio to identify investments that may be other-than-temporarily impaired. In addition, securities whose market price is equal to 85% or less of their original purchase price are added to the impairment watch-list, which is discussed at quarterly meetings attended by members of the Company's investment, accounting and finance departments. Any security whose price decrease is deemed other-than-temporary is written down to its then current market level with the amount of the write-down reported as a realized loss in that period. Assessment factors include, but are not limited to, the length of time and the extent to which the market value has been less than cost, the financial condition and rating of the issuer, whether any collateral is held and the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Realized gains and losses on sales of investments are recognized on the specific identification basis.

Investment income is recorded as earned net of investment expenses. The interest method is used to recognize interest income on commercial mortgage loans.

The Company anticipates prepayments of principal in the calculation of the effective yield for mortgage-backed securities and structured securities. The majority of the Company's mortgage-backed securities and structured securities are of high credit quality. The retrospective method is used to adjust the effective yield.

CASH AND CASH EQUIVALENTS

The Company considers cash on hand, all operating cash and working capital cash to be cash equivalents. These amounts are carried principally at cost, which approximates fair value. Cash balances are reviewed at the end of each reporting period to determine if negative cash balances exist. If negative cash balances do exist, the cash accounts are netted with other positive cash accounts of the same bank providing the right of offset exists between the accounts. If the right of offset does not exist, the negative cash balances are reclassified to accounts payable.

RECEIVABLES

The Company records a receivable when revenue has been recognized but the cash has not been collected. The Company maintains an allowance for doubtful accounts, if necessary, for probable losses resulting from the inability to collect payments.

REINSURANCE

Reinsurance recoverables include amounts related to paid benefits and estimated amounts related to unpaid policy and contract claims, future policyholder benefits and policyholder contract deposits. The cost of reinsurance is recognized over the terms of the underlying reinsured policies using assumptions consistent with those used to account for the policies. Amounts recoverable from reinsurers are estimated in a manner consistent with claim and claim adjustment expense reserves or future policy benefits reserves and are reported in the Company's balance sheets. The cost of reinsurance related to long-duration contracts is recognized over the life of the underlying reinsured policies. The ceding of insurance does not discharge the Company's primary liability to insureds. An allowance for doubtful accounts is recorded, if necessary, on the basis of periodic evaluations of balances due from reinsurers, reinsurer solvency, management's experience, and current economic conditions.

Reinsurance balances payable include amounts related to ceded premiums and estimated amounts related to assumed paid or incurred losses, which are reported based upon ceding entities' estimations. Funds held under reinsurance represent amounts contractually held from assuming companies in accordance with reinsurance agreements.

Reinsurance premiums assumed are calculated based upon payments received from ceding companies together with accrual estimates, which are based on both payments received and in force policy information received from ceding companies. Any subsequent differences arising on such estimates are recorded in the period in which they are determined.

INCOME TAXES

The Company reports its taxable income in a consolidated federal income tax return along with other affiliated subsidiaries of the Parent. Income tax expense or credit is allocated among the affiliated subsidiaries by applying corporate income tax rates to taxable income or loss determined on a separate return basis according to a tax allocation agreement.

Current federal income taxes are charged to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are recorded for temporary differences between the financial reporting basis and income tax basis of assets and liabilities, based on enacted tax laws and statutory tax rates applicable to the periods in which we expect the temporary differences to reverse. The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

The Company classifies net interest expense and any applicable penalties as a component of income tax expense.

DEFERRED ACQUISITION COSTS

The costs of acquiring new business that vary with and are primarily related to the production of new business are deferred to the extent that such costs are deemed recoverable from future premiums or gross profits. Acquisition costs primarily consist of commissions, policy issuance expenses, and certain direct marketing expenses.

Premium deficiency testing is performed annually and reviewed quarterly. Such testing involves the use of best estimate assumptions including the anticipation of interest income to determine if anticipated future policy premiums are adequate to recover all DAC and related claims, benefits and expenses. To the extent a premium deficiency exists, it is recognized immediately by a charge to the statement of operations and a corresponding reduction in DAC. If the premium deficiency is greater than unamortized DAC, a liability will be accrued for the excess deficiency.

LONG DURATION CONTRACTS

Acquisition costs on the Fortis Financial Group ("FFG") and Long-Term Care ("LTC") disposed businesses were written off when the businesses were sold.

SHORT DURATION CONTRACTS

Acquisition costs relating to monthly pay credit insurance business consist mainly of direct marketing costs and are deferred and amortized over the estimated average terms and balances of the underlying contracts.

Acquisition costs relating to group term life, group disability and group dental consist primarily of compensation to sales representatives. These acquisition costs are front-end loaded; thus, they are deferred and amortized over the estimated terms of the underlying contracts.

PROPERTY AND EQUIPMENT

Property and equipment are reported at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over estimated useful lives with a maximum of 7 years for furniture and a maximum of 5 years for equipment. Expenditures for maintenance and repairs are charged to income as incurred. Expenditures for improvements are capitalized and depreciated over the remaining useful life of the asset.

Property and equipment also includes capitalized software costs, which represent costs directly related to obtaining, developing or upgrading internal use software. Such costs are capitalized and amortized using the straight-line method over their estimated useful lives.

GOODWILL

Goodwill represents the excess of acquisition costs over the net fair values of identifiable assets acquired and liabilities assumed in a business combination. Goodwill is deemed to have an indefinite life and is not amortized, but rather tested at least annually for impairment. The goodwill impairment test has two steps. The first identifies potential impairments by comparing the fair value of a reporting unit with its book value, including goodwill. If the fair value of the reporting unit exceeds the carrying amount, goodwill is not impaired and the second step is not required. If the carrying value exceeds the fair value, the second step calculates the possible impairment loss by comparing the implied fair value of goodwill with the carrying amount. If the implied fair value of goodwill is less than the carrying amount, a write-down is recorded. The fair value is based on an evaluation of ranges of future discounted earnings, public company trading multiples and acquisitions of similar companies. Certain key assumptions considered include forecasted trends in revenues, operating expenses and effective tax rates.

The Company's 2007 and 2006 impairment tests concluded that goodwill was not impaired.

OTHER ASSETS

Other assets include prepaid items and intangible assets. Intangible assets that have finite lives, including customer relationships, customer contracts and other intangible assets, are amortized over their estimated useful lives. Intangible assets deemed to have indefinite useful lives, primarily certain state licenses, are not amortized and are subject to annual impairment tests. An impairment exists if the carrying amount of the indefinite-lived intangible asset exceeds its fair value. For other intangible assets subject to amortization, an impairment is recognized if the carrying amount is not recoverable and exceeds the fair value of the intangible asset.

SEPARATE ACCOUNTS

Assets and liabilities associated with separate accounts relate to premium and annuity considerations for variable life and annuity products for which the contract-holder, rather than the Company, bears the investment risk. Separate account assets (with matching liabilities) are reported at fair value. Revenues and expenses related to the separate account assets and liabilities, to the extent of benefits paid or provided to the separate account policyholders, are excluded from the amounts reported in the accompanying statements of operations because they are administered by the reinsurers.

Prior to April 2, 2001, FFG had issued variable insurance products registered as securities under the Securities Act of 1933. These products featured fixed premiums, a minimum death benefit, and policyholder returns linked to an underlying portfolio of securities. The variable insurance products issued by FFG have been 100% reinsured with The Hartford Financial Services Group Inc. ("The Hartford").

RESERVES

Reserves are established according to GAAP, using generally accepted actuarial methods and are based on a number of factors. These factors include experience derived from historical claim payments and actuarial assumptions to arrive at loss development factors. Such assumptions and other factors include trends, the incidence of incurred claims, the extent to which all claims have been reported, and internal claims processing charges. The process used in computing reserves cannot be exact, particularly for liability coverages, since actual claim costs are dependent upon such complex factors as inflation, changes in doctrines of legal liabilities and damage awards. The methods of making such estimates and establishing the related liabilities are periodically reviewed and updated.

Reserves do not represent an exact calculation of exposure, but instead represent our best estimates, generally involving actuarial projections at a given time, of what we expect the ultimate settlement and administration of a claim or group of claims will cost based on our assessment of facts and circumstances then known. The adequacy of reserves will be impacted by future trends in claims severity, frequency, judicial theories of liability and other factors. These variables are affected by both external and internal events, such as: changes in the economic cycle, changes in the social perception of the value of work, emerging medical perceptions regarding physiological or psychological causes of disability, emerging health issues and new methods of treatment or accommodation, inflation, judicial trends, legislative changes and claims handling procedures.

Many of these items are not directly quantifiable, particularly on a prospective basis. Reserve estimates are refined as experience develops. Adjustments to reserves, both positive and negative, are reflected in the statement of operations in the period in which such estimates are updated. Because establishment of reserves is an inherently uncertain process involving estimates of future losses, there can be no certainty that ultimate losses will not exceed existing claims reserves. Future loss development could require reserves to be increased, which could have a material adverse effect on our earnings in the periods in which such increases are made. However, based on information currently available, we believe that our reserve estimates are adequate.

Long Duration Contracts

The Company's long duration contracts are comprised of traditional life insurance no longer offered and FFG and LTC disposed businesses. Future policy benefits and expense reserves on LTC, life insurance policies and annuity contracts that are no longer offered and the traditional life insurance contracts within FFG are reported at the present value of future benefits to be paid to policyholders and related expenses less the present value of the future net premiums. These amounts are estimated and include assumptions as to the expected investment yield, inflation, mortality, morbidity and withdrawal rates as well as other assumptions that are based on the Company's experience. These assumptions reflect anticipated trends and include provisions for possible unfavorable deviations.

Future policy benefits and expense reserves for universal life insurance policies and investment-type annuity contracts no longer offered, and the variable life insurance and investment-type annuity contracts in the Company consist of policy account balances before applicable surrender charges and certain deferred policy initiation fees that are being recognized in income over the terms of the policies. Policy benefits charged to expense during the period include amounts paid in excess of policy account balances and interest credited to policy account balances.

Changes in the estimated liabilities are reported as a charge or credit to policyholder benefits as the estimates are revised.

Short Duration Contracts

The Company's short duration contracts are comprised of group term life contracts, group disability contracts, medical contracts, dental contracts and credit life business. For short duration contracts, claims and benefits payable reserves are recorded when insured events occur. The liability is based on the expected ultimate cost of settling the claims. The claims and benefits payable reserves include (1) case reserves for known but unpaid claims as of the balance sheet date; (2) incurred but not reported ("IBNR") reserves for claims where the insured event has occurred but has not been reported to the Company as of the balance sheet date; and (3) loss adjustment expense reserves for the expected handling costs of settling the claims.

For group disability, the case and IBNR reserves are recorded at an amount equal to the net present value of the expected future claims payments. Group long-term disability and group term life waiver of premiums reserves are discounted to the valuation date at the valuation interest rate. The valuation interest rate is reviewed quarterly by taking into consideration actual and expected earned rates on our asset portfolio. Group long term disability and group term life reserve adequacy studies are performed annually, and morbidity and mortality assumptions are adjusted where appropriate.

Unearned premium reserves are maintained for the portion of the premiums on short duration contracts that is related to the unexpired period of the policies.

Changes in the estimated liabilities are recorded as a charge or credit to policyholder benefits as estimates are revised.

DEFERRED GAIN ON DISPOSAL OF BUSINESSES

The Company recorded deferred gain on disposal of businesses utilizing reinsurance. On March 1, 2000, the Parent sold its LTC business using a coinsurance contract. On April 2, 2001, the Parent sold its FFG business using a modified coinsurance contract. Since the form of sale did not discharge the Company's primary liability to the insureds, the gain on these disposals was deferred and reported as a liability. The liability is decreased and recognized as revenue over the estimated life of the contracts' terms. The Company reviews and evaluates the estimates affecting the deferred gain on disposal of businesses annually or when significant information affecting the estimates becomes known to the Company.

PREMIUMS

Long Duration Contracts

Premiums for LTC insurance and traditional life insurance contracts within FFG are recognized and reported as revenue when due from the policyholder. For universal life insurance and investment-type annuity contracts within FFG, revenues consist of charges assessed against policy balances. For the FFG and LTC businesses previously sold, all revenue is ceded.

Short Duration Contracts

The Company's short duration contracts are those on which the Company recognizes revenue on a pro-rata basis over the contract term. The Company's short duration contracts primarily include group term life, group disability, dental, and credit life and disability.

FEES AND OTHER INCOME

The Company derives fee income primarily from providing administrative services. Fee income is recognized when services are performed.

UNDERWRITING, GENERAL AND ADMINISTRATIVE EXPENSES

Underwriting, general and administrative expenses consist primarily of commissions, premium taxes, licenses, fees, amortization of DAC, salaries and personnel benefits and other general operating expenses. These expenses are recorded as incurred.

LEASES

The Company records expenses for operating leases on a straight-line basis over the lease term.

CONTINGENCIES

The Company follows SFAS No. 5, ACCOUNTING FOR CONTINGENCIES ("FAS 5"). This requires the Company to evaluate each contingent matter separately. A loss contingency is recorded if reasonably estimable and probable. The Company establishes reserves for these contingencies at the best estimate, or if no one estimated number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the estimated range. Contingencies affecting the Company primarily relate to litigation matters which are inherently difficult to evaluate and are subject to significant changes. The Company believes the contingent amounts recorded are adequate and reasonable.

RECENT ACCOUNTING PRONOUNCEMENTS -- ADOPTED

On January 1, 2007, the Company adopted Statement of Position No. 05-1, ACCOUNTING BY INSURANCE ENTERPRISES FOR DEFERRED ACQUISITION COSTS IN CONNECTION WITH MODIFICATIONS OR EXCHANGES OF INSURANCE CONTRACTS, ("SOP 05-1"). SOP 05-1 provides guidance on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a new contract that is substantially different from the replaced contract are accounted for as an extinguishment of the replaced contract, and the associated unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be reported as an expense immediately. Modifications resulting in a new contract that is substantially the same as the replaced contract are accounted for as a continuation of the replaced contract. Prior to the adoption of the SOP 05-1, certain internal replacements were accounted for as continuations of the replaced contract. Therefore, the accounting policy for certain internal replacements has changed as a result of the adoption of this SOP. At adoption, the Company recognized a $225 decrease to deferred acquisition costs, which was accounted for as a $146 (after-tax) reduction to the January 1, 2007 balance of retained earnings.

On January 1, 2007, the Company adopted Statement of Financial Accounting Standards ("FAS") No. 155, ACCOUNTING FOR CERTAIN HYBRID FINANCIAL INSTRUMENTS -- AN AMENDMENT OF FASB STATEMENTS NO. 133 AND 140 ("FAS 155"). This statement resolves issues addressed in FAS 133 Implementation Issue No. D1, APPLICATION OF STATEMENT 133 TO BENEFICIAL INTEREST IN SECURITIZED FINANCIAL ASSETS. FAS 155
(a) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (b) clarifies which interest-only strips and principal-only strips are not subject to the requirements of FAS 133; (c) establishes a requirement to evaluate beneficial interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (d) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (e) eliminates restrictions on a qualifying special-purpose entity's ability to hold passive derivative financial instruments that pertain to beneficial interests that are or contain a derivative financial instrument. FAS 155 also requires presentation within the financial statements that identifies those hybrid financial instruments for which the fair value election has been applied and information on the statement of operations impact of the changes in fair value of those instruments. The adoption of FAS 155 did not have a material impact on the Company's financial position or results of operations.

On January 1, 2007, the Company adopted the provisions of Financial Accounting Statements Board ("FASB") Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- AN INTERPRETATION OF FASB STATEMENT NO. 109 ("FIN 48"). There was no impact as a result of adoption on the Company's January 1, 2007 retained earnings. See Note 4 for further information regarding the adoption of FIN 48.

RECENT ACCOUNTING PRONOUNCEMENTS -- NOT YET ADOPTED

In September 2006, the FASB issued FAS No. 157, FAIR VALUE MEASUREMENTS ("FAS 157"). FAS 157 defines fair value, addresses how companies should measure fair value when they are required to use a fair value measure for recognition or disclosure purposes under GAAP, and expands disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Company is required to adopt FAS 157 on January 1, 2008. The adoption of FAS 157 will not have an impact on the Company's financial position or results of operations.

In February 2007, the FASB issued FAS No. 159, THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES ("FAS 159"). FAS 159 provides a choice to measure many financial instruments and certain other items at fair value on specified election dates and requires disclosures about the election of the fair value option. Unrealized gains and losses on items for which the fair value option has been elected are reported in earnings. FAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is required to adopt FAS 159 on January 1, 2008. The Company has chosen not to elect the fair value option for any financial or non-financial instruments as of the adoption date thus the adoption of FAS 159 will not have an impact on the Company's financial position or results of operations.

In December 2007, the FASB issued FAS No. 141R, BUSINESS COMBINATIONS ("FAS 141R"). FAS 141R replaces FASB Statement No. 141, BUSINESS COMBINATIONS ("FAS 141"). FAS 141R retains the fundamental requirements in FAS 141 that the purchase method of accounting be used for all business combinations, that an acquirer be identified for each business combination and for goodwill to be recognized and measured as a residual. FAS 141R expands the definition of transactions and events that qualify as business combinations to all transactions and other events in which one entity obtains control over one or more other businesses. FAS 141R broadens the fair value measurement and recognition of assets acquired, liabilities assumed, and interests transferred as a result of business combinations. FAS 141R also increases the disclosure requirements for business combinations in the financial statements. FAS 141R is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 141R on January 1, 2009. The Company is currently evaluating the requirements of FAS 141R and the potential impact on the Company's financial position and results of operations.

In December 2007, the FASB issued FAS No. 160, NON-CONTROLLING INTEREST IN CONSOLIDATED FINANCIAL STATEMENTS -- AN AMENDMENT OF ARB NO. 51 ("FAS 160"). FAS 160 requires that a non-controlling interest in a subsidiary be separately reported within equity and the amount of consolidated net income attributable to the non-controlling interest be presented in the statement of operations. FAS 160 also calls for consistency in reporting changes in the parent's ownership interest in a subsidiary and necessitates fair value measurement of any non-controlling equity investment retained in a deconsolidation. FAS 160 is effective for fiscal periods beginning after December 15, 2008. Therefore, the Company is required to adopt FAS 160 on January 1, 2009. The Company is currently evaluating the requirements of FAS 160 and the potential impact on the Company's financial position and results of operations.

In February 2008, the FASB issued Financial Statement of Position FAS 157-2 ("FSP FAS 157-2"). FSP FAS 157-2 defers the effective date of FAS 157 for all non-financial assets and non-financial liabilities measured on a non-recurring basis to fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Therefore, the Company is required to adopt the FAS 157 requirements for its non-financial assets and non-financial liabilities measured on a non-recurring basis on January 1, 2009. The Company is currently evaluating the requirements of FAS 157 for its non-financial assets and non-financial liabilities measured on a non-recurring basis and the potential impact on the Company's financial position and results of operations.

3. INVESTMENTS

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities as of December 31, 2007 are as follows:

                                      COST OR               GROSS              GROSS
                                     AMORTIZED           UNREALIZED          UNREALIZED
                                        COST                GAINS              LOSSES             FAIR VALUE
-----------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                              $401                $82                $ --                  $483
 States, municipalities and
  political subdivisions                 13,509                245                  (4)               13,750
 Foreign governments                      3,547                341                  --                 3,888
 Public utilities                        13,698                537                 (46)               14,189
 Mortgage-backed securities              16,889                213                (175)               16,927
 All other corporate                     53,085              2,451                (617)               54,919
                                     ----------            -------            --------            ----------
        TOTAL FIXED MATURITIES          101,129              3,869                (842)              104,156
                                     ----------            -------            --------            ----------
EQUITY SECURITIES:
 Non-sinking fund preferred
  stocks                                 $8,940                $23             $(1,152)               $7,811
                                     ----------            -------            --------            ----------

The cost or amortized cost, gross unrealized gains and losses and fair value of fixed maturity and equity securities as of December 31, 2006 are as follows:

                                       COST OR               GROSS               GROSS
                                      AMORTIZED            UNREALIZED         UNREALIZED
                                        COST                 GAINS              LOSSES        FAIR VALUE
---------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 United States Government and
  government agencies and
  authorities                             $2,857                $398               $ --            $3,255
 States, municipalities and
  political subdivisions                   2,280                 167                 --             2,447
 Foreign governments                       3,335                 199                (38)            3,496
 Public utilities                         15,048                 642                (78)           15,612
 Mortgage-backed securities               22,902                 129               (164)           22,867
 All other corporate                      61,405               2,743               (303)           63,845
                                     -----------            --------            -------       -----------
        TOTAL FIXED MATURITIES           107,827               4,278               (583)          111,522
                                     -----------            --------            -------       -----------
EQUITY SECURITIES:
 Non-sinking fund preferred
  stocks                                  $9,455                $109              $(183)           $9,381
                                     -----------            --------            -------       -----------

The cost or amortized cost and fair value of fixed maturity securities at December 31, 2007 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because issuers of the securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                          COST OR
                                                         AMORTIZED
                                                           COST      FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                                      $2,308       $2,330
Due after one year through five years                        20,641       21,419
Due after five years through ten years                       25,957       26,334
Due after ten years                                          35,334       37,146
                                                        -----------  -----------
                                                 TOTAL       84,240       87,229
Mortgage-backed securities                                   16,889       16,927
                                                        -----------  -----------
                                                 TOTAL     $101,129     $104,156
                                                        -----------  -----------

Major categories of net investment income are as follows:

                                             YEARS ENDED DECEMBER 31,
                                         2007          2006          2005
--------------------------------------------------------------------------------
Fixed maturity securities                $6,673        $6,951        $7,135
Equity securities                           617           596           581
Commercial mortgage loans on real         1,451         1,075           645
 estate
Policy loans                                  8             9             7
Short-term investments                      138           206           158
Other investments                           202           242           275
Cash and cash equivalents                   282           355           180
                                        -------       -------       -------
                     INVESTMENT INCOME    9,371         9,434         8,981
Investment expenses                        (275)         (259)         (225)
                                        -------       -------       -------
                 NET INVESTMENT INCOME   $9,096        $9,175        $8,756
                                        -------       -------       -------

The net realized (losses) gains recorded in income for 2007, 2006 and 2005 are summarized as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                2007                   2006                   2005
--------------------------------------------------------------------------------------------------------
Fixed maturity securities                       $(312)                 $(219)                  $172
Equity securities                                (524)                  (121)                   (26)
                                               ------                 ------                 ------
             TOTAL MARKETABLE SECURITIES         (836)                  (340)                   146
Other                                             (37)                   167                     --
                                               ------                 ------                 ------
                                   TOTAL        $(873)                 $(173)                  $146
                                               ------                 ------                 ------

Proceeds from sales of available for sale securities were $22,822, $16,806, and $19,674 during 2007, 2006 and 2005, respectively. Gross gains of $576, $91 and $498 and gross losses of $771, $419 and $332 were realized on dispositions in 2007, 2006 and 2005, respectively. For securities sold at a loss during 2007, the average period of time these securities were trading continuously below book value was approximately 15 months.

The Company recorded $641, $12 and $20 of realized losses in 2007, 2006 and 2005, respectively, associated with other-than-temporary declines in value of available for sale securities.

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2007 are as follows:

                                           LESS THAN 12 MONTHS                12 MONTHS OR MORE              TOTAL
                                      FAIR             UNREALIZED        FAIR            UNREALIZED        FAIR
                                      VALUE              LOSSES         VALUE              LOSSES          VALUE
-----------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities, and             $797                $(4)          $ --               $ --            $797
  political subdivisions
 Public utilities                       1,812                (17)           931                (29)          2,743
 Mortgage backed securities               874               (125)         3,611                (50)          4,485
 All other corporate bonds              9,389               (437)         2,778               (180)         12,167
                                    ---------            -------       --------            -------       ---------
            TOTAL FIXED MATURITIES    $12,872              $(583)        $7,320              $(259)        $20,192
                                    ---------            -------       --------            -------       ---------
EQUITY SECURITIES
 Non-sinking fund preferred stocks     $5,353              $(944)        $1,594              $(208)         $6,947
                                    ---------            -------       --------            -------       ---------

                                          TOTAL
                                        UNREALIZED
                                          LOSSES
----------------------------------
FIXED MATURITY SECURITIES:
 States, municipalities, and                  $(4)
  political subdivisions
 Public utilities                             (46)
 Mortgage backed securities                  (175)
 All other corporate bonds                   (617)
                                         --------
            TOTAL FIXED MATURITIES          $(842)
                                         --------
EQUITY SECURITIES
 Non-sinking fund preferred stocks        $(1,152)
                                         --------

The investment category and duration of the Company's gross unrealized losses on fixed maturity and equity securities at December 31, 2006 are as follows:

                                              LESS THAN 12 MONTHS (1)                  12 MONTHS OR MORE (1)
                                           FAIR                  UNREALIZED        FAIR             UNREALIZED
                                           VALUE                   LOSSES          VALUE              LOSSES
------------------------------------------------------------------------------------------------------------------
FIXED MATURITY SECURITIES:
 Foreign governments                          $ --                    $ --          $1,492               $(38)
 Public utilities                            2,151                     (57)            980                (21)
 Mortgage backed securities                  4,796                     (21)          6,481               (143)
 All other corporate bonds                  12,679                    (138)          4,863               (165)
                                         ---------                 -------       ---------            -------
            TOTAL FIXED MATURITIES         $19,626                   $(216)        $13,816              $(367)
                                         ---------                 -------       ---------            -------
EQUITY SECURITIES
 Non-sinking fund preferred stocks          $1,336                    $(22)         $3,867              $(161)
                                         ---------                 -------       ---------            -------

                                                  TOTAL
                                      FAIR             UNREALIZED
                                      VALUE              LOSSES
----------------------------------  ---------------------------------
FIXED MATURITY SECURITIES:
 Foreign governments                   $1,492               $(38)
 Public utilities                       3,131                (78)
 Mortgage backed securities            11,277               (164)
 All other corporate bonds             17,542               (303)
                                    ---------            -------
            TOTAL FIXED MATURITIES    $33,442              $(583)
                                    ---------            -------
EQUITY SECURITIES
 Non-sinking fund preferred stocks     $5,203              $(183)
                                    ---------            -------

(1) Certain unrealized losses, which were previously classified in less than 12 months, have been appropriately classified as 12 months or more in 2007 with conforming changes in 2006.

The total unrealized losses represent less than 8% and 2% of the aggregate fair value of the related securities at December 31, 2007 and 2006, respectively. Approximately 77% and 31% of these unrealized losses have been in a continuous loss position for less than twelve months in 2007 and 2006, respectively. The total unrealized losses are comprised of 183 and 166 individual securities with all of the individual securities having an unrealized loss of less than $200 in 2007 and 2006, respectively. The total unrealized losses on securities that were in a continuous unrealized loss position for greater than six months but less than 12 months were approximately $1,178 and $139 in 2007 and 2006, respectively. At December 31, 2007, approximately 23% of the unrealized losses for fixed maturity and equity securities were concentrated in the banking industry with no exposure to any single issuer in the banking industry in excess of 5% of total unrealized losses.

The cost or amortized cost and fair value of available for sale fixed maturity securities in an unrealized loss position at December 31, 2007, by contractual maturity, is shown below:

                                             COST OR
                                         AMORTIZED COST          FAIR VALUE
--------------------------------------------------------------------------------
Due in one year or less                           $11                   $11
Due after one year through five
 years                                          1,294                 1,246
Due after five years through ten
 years                                          9,283                 8,999
Due after ten years                             5,786                 5,451
                                            ---------             ---------
                               TOTAL           16,374                15,707
Mortgage-backed securities                      4,660                 4,485
                                            ---------             ---------
                               TOTAL          $21,034               $20,192
                                            ---------             ---------

As part of the Company's ongoing monitoring process, the Company regularly reviews its investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified on a timely basis and that any impairment is charged against earnings in the proper period. The Company has reviewed these securities and recorded $641, $12 and $20 of other-than-temporary impairments as of December 31, 2007, 2006 and 2005, respectively. Due to issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and their continued expectations to do so, as well as the Company's evaluation of the fundamentals of the issuers' financial condition, the Company believes that the prices of the securities in an unrealized loss position as of December 31, 2007 in the sectors discussed above were temporarily depressed primarily as a result of the prevailing level of interest rates at the time the securities were purchased. The company has the ability and intent to hold these assets until the date of recovery.

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized (loss) position at December 31, 2007.

                                                       PERCENTAGE OF        NET UNREALIZED
                                   MARKET VALUE          PORTFOLIO            (LOSS) GAIN
                                                      (IN THOUSANDS)
----------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien
  mortgages                              $874               0.84%                 $(126)
 Second lien mortgages
  (including sub-prime second
  lien mortgages)                         755               0.72%                     4
                                     --------              -----                -------
   TOTAL EXPOSURE TO SUB-PRIME
                    COLLATERAL         $1,629               1.56%                 $(122)
                                     --------              -----                -------

The following table represents our exposure to sub-prime and related mortgages within our fixed maturity portfolio as well as the current net unrealized gain
(loss) position at December 31, 2006.

                                                       PERCENTAGE OF        NET UNREALIZED
                                   MARKET VALUE          PORTFOLIO           (LOSS) GAIN
                                                      (IN THOUSANDS)
---------------------------------------------------------------------------------------------
Fixed maturity portfolio:
 Sub-prime first lien                    $996               0.89  %               $(4  )
  mortgages
 Second lien mortgages                  1,004               0.90  %                 4
  (including sub-prime second
  lien mortgages)
                                     --------              -----  -----          ----
   TOTAL EXPOSURE TO SUB-PRIME         $2,000               1.79  %              $ --
                    COLLATERAL
                                     --------              -----  -----          ----

Approximately 10% and 9% of the mortgage-backed securities had exposure to sub-prime mortgage collateral at December 31, 2007 and 2006, respectively. This represents 1.56% and 1.79% of the total fixed maturity portfolio and 14.46% and less than 1% of the total unrealized loss position of the fixed maturity portfolio at December 31, 2007 and 2006. Of the securities with sub-prime exposure, all are investment grade rated. We have no sub-prime exposure to collateralized debt obligations as of December 31, 2007 or 2006. All mortgage-backed securities, including those with sub-prime exposure, are reviewed as part of the ongoing other-than-temporary impairment monitoring process.

The Company has made commercial mortgage loans, collateralized by the underlying real estate, on properties located throughout the U.S. At December 31, 2007, approximately 51% of the outstanding principal balance of commercial mortgage loans was concentrated in the states of New York, California, and Texas. Although the company has a diversified loan portfolio, an economic downtown could have an adverse impact on the ability of its debtors to repay their loans. The outstanding balance of commercial mortgage loans range in size from $443 to $2,750 at December 31, 2007 and from $621 to $1,762 at December 31, 2006. The mortgage loan valuation allowance for losses was $70 and $33 at December 31, 2007 and 2006, respectively.

At December 31, 2007 there were no loan commitments outstanding.

The Company has short term investments and fixed maturity securities carried at $483 and $440 at December 31, 2007 and 2006, respectively, on deposit with various governmental authorities as required by law.

4. INCOME TAXES

The Company is subject to U.S. tax and files a consolidated federal income tax return with its parent, Assurant, Inc. Information about the Company's current and deferred tax expense follows:

                                                 YEARS ENDED DECEMBER 31,
                                            2007           2006           2005
--------------------------------------------------------------------------------
Current expense:
 Federal                                    $2,845         $5,955         $5,209
                                          --------       --------       --------
                   TOTAL CURRENT EXPENSE     2,845          5,955          5,209
Deferred expense
 Federal                                     1,112          1,126            748
                                          --------       --------       --------
                  TOTAL DEFERRED EXPENSE     1,112          1,126            748
                                          --------       --------       --------
                TOTAL INCOME TAX EXPENSE    $3,957         $7,081         $5,957
                                          --------       --------       --------

A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

                                                                 DECEMBER 31,
                                               2007                  2006                  2005
-----------------------------------------------------------------------------------------------------
FEDERAL INCOME TAX RATE                         35.0%                 35.0%                 35.0%
RECONCILING ITEMS:
 Tax exempt interest                            (0.7)                 (0.1)                 (0.2)
 Dividends received deduction                   (0.4)                 (0.3)                 (0.2)
 Permanent nondeductible expenses                0.2                   0.1                   0.3
 Change in reserve for prior year taxes           --                    --                  (0.4)
 Other                                            --                  (0.2)                 (0.2)
                                               -----                 -----                 -----
              EFFECTIVE INCOME TAX RATE:        34.1%                 34.5%                 34.3%
                                               -----                 -----                 -----

The Company adopted the provisions of FIN 48 on January 1, 2007. The adoption of this interpretation had no impact on the Company's financial statements.

The Company files income tax returns in the U.S. and various state and local jurisdictions. The Company has substantially concluded all U.S. federal income tax matters for years through 2004. Substantially all state and local income tax matters have been concluded for the years through 1999.

The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

                                              DECEMBER 31,
                                           2007          2006
---------------------------------------------------------------
DEFERRED TAX ASSETS:
 Accrued liabilities                         $380          $327
 Deferred acquisition costs                   937         1,055
 Deferred gains on reinsurance              1,544         1,839
 Investment adjustment                        221             1
                                          -------       -------
 Gross deferred tax assets                  3,082         3,222
                                          -------       -------
DEFERRED TAX LIABILITIES:
 Policyholder and separate account          1,363           470
  reserves
 Unrealized gains on fixed maturities         664         1,267
  and equities
                                          -------       -------
 Gross deferred tax liabilities             2,027         1,737
                                          -------       -------
           NET DEFERRED INCOME TAX ASSET   $1,055        $1,485
                                          -------       -------

As of December 31, 2007, the Company had no net operating or capital loss carryforwards for U.S. federal income tax purposes.

5. PREMIUMS AND ACCOUNTS RECEIVABLE

Receivables are reported net of an allowance for uncollectible items. A summary of such receivables is as follows:

                                                               DECEMBER 31,
                                                            2007          2006
--------------------------------------------------------------------------------
Insurance premiums receivable                               $3,205        $3,257
Other receivables                                              168           126
                                                           -------       -------
                                                    TOTAL    3,373         3,383
                                                           -------       -------

6. STOCKHOLDER'S EQUITY

The Board of Directors of the Company has authorized 100,000 shares of common stock with a stated value of $20 per share. All the shares are issued and outstanding as of December 31, 2007 and 2006. All the outstanding shares at December 31, 2007 are owned by the Parent (see Note 1). The Company paid dividends of $12,000, $10,000, and $4,100 at December 31, 2007, 2006 and 2005,
respectively.

The maximum amount of dividends which can be paid by the State of New York insurance companies to shareholders without prior approval of the Insurance Commissioner is subject to restrictions relating to statutory surplus (see Note
7).

7. STATUTORY INFORMATION

Statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the New York Department of Commerce. Prescribed statutory accounting principles ("SAP") includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners ("NAIC") as well as state laws, regulations and administrative rules.

The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP;
2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP;
6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP;
8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.

Reconciliations of net income and stockholder's equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

                                                         NET INCOME                        SHAREHOLDER'S EQUITY
                                            2007           2006            2005            2007            2006
-----------------------------------------------------------------------------------------------------------------------
Based on statutory accounting practices     $5,747         $14,471         $10,538         $45,331         $52,054
Deferred acquisition costs                      73            (249)            314           1,037           1,188
Deferred and uncollected premiums               --              (8)            (11)             47              47
Policy and claim reserves                    2,225             490             526           5,480           3,104
Investment valuation difference                (26)            177              14           1,714           3,464
Commissions & fees                           1,256              92             534            (270)           (365)
Deferred taxes                                  --              --              --              54             948
Deferred gain on disposal of businesses        171              41             211          (4,412)         (5,254)
Goodwill                                        --              --              --           2,038           2,038
Income taxes                                (1,551)         (1,093)           (747)             --              32
Pension                                       (148)           (150)           (149)           (748)           (600)
Reinsurance in unauthorized companies           --              --              --              20             424
Interest maintenance reserve, deferral
 and amortization                              (83)           (239)             27             274             357
Asset valuation reserve                         --              --              --             981           1,143
Non-admitted assets and other                   (4)            (91)            147           1,597             169
                                          --------       ---------       ---------       ---------       ---------
Based on generally accepted accounting
 principles                                 $7,660         $13,441         $11,404         $53,143         $58,749
                                          --------       ---------       ---------       ---------       ---------

Insurance enterprises are required by State Insurance Departments to adhere to minimum risk-based capital (RBC) requirements developed by the NAIC. The Company exceeds the minimum RBC requirements.

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. A dividend is extraordinary when combined with all other dividends and distributions made with in the preceding 12 months exceeds the greater of 10% of the insurers surplus as regards to policyholders on December 31 of the next preceding year, or the net gain from operations. In 2007, the Company declared and paid dividends of $12,000, of which $5,005 was ordinary and $6,995 was extraordinary. In 2006, the Company declared and paid dividends of $10,000, of which $4,703 was ordinary and $5,297 was extraordinary. The Company has the ability, under state regulatory requirements, to dividend up to $4,333 to the Parent in 2008 without permission from New York regulators.

8. REINSURANCE

In the ordinary course of business, the Company is involved in both the assumption and cession of reinsurance with non-affiliated companies. The following table provides details of the reinsurance recoverables balance for the years ended December 31:

                                                             2007        2006
--------------------------------------------------------------------------------
Ceded future policy holder benefits and expense              $45,871     $40,686
Ceded unearned premium                                        10,038       9,625
Ceded claims and benefits payable                             47,518      48,312
Ceded paid losses                                              3,394       2,660
                                                          ----------  ----------
                                                   TOTAL    $106,821    $101,283
                                                          ----------  ----------

The changes in direct premiums and premiums ceded were as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                2007                                         2006
                                 LONG          SHORT                          LONG          SHORT
                               DURATION       DURATION        TOTAL         DURATION       DURATION        TOTAL
-----------------------------------------------------------------------------------------------------------------------
Direct
 Premiums and other
  considerations                $10,340        $56,149        $66,489        $10,820        $60,482        $71,302
 Premiums assumed                    --         18,228         18,228             --         19,384         19,384
 Premiums ceded                 (10,340)       (14,165)       (24,505)       (10,820)       (18,528)       (29,348)
                               --------       --------       --------       --------       --------       --------
Net earned premiums and other
 considerations                    $ --        $60,212        $60,212           $ --        $61,338        $61,338
                               --------       --------       --------       --------       --------       --------
Direct policyholder benefits    $14,118        $35,515        $49,633        $18,125        $34,334        $52,459
 Benefits assumed                    --         17,424         17,424             --         17,335         17,335
 Benefits ceded                 (14,112)       (12,255)       (26,367)       (18,116)       (19,394)       (37,510)
                               --------       --------       --------       --------       --------       --------
Net policyholder benefits            $6        $40,684        $40,690             $9        $32,275        $32,284
                               --------       --------       --------       --------       --------       --------

                                      YEARS ENDED DECEMBER 31,
                                                2005
                                 LONG          SHORT
                               DURATION       DURATION        TOTAL
-----------------------------  -------------------------------------------
Direct
 Premiums and other
  considerations                $11,247        $70,879        $82,126
 Premiums assumed                    --         11,402         11,402
 Premiums ceded                 (11,247)       (22,683)       (33,930)
                               --------       --------       --------
Net earned premiums and other
 considerations                    $ --        $59,598        $59,598
                               --------       --------       --------
Direct policyholder benefits    $17,931        $44,880        $62,811
 Benefits assumed                    --          8,384          8,384
 Benefits ceded                 (17,925)       (18,699)       (36,624)
                               --------       --------       --------
Net policyholder benefits            $6        $34,565        $34,571
                               --------       --------       --------

The Company utilizes ceded reinsurance for loss protection and capital management and business divestitures.

LOSS PROTECTION AND CAPITAL MANAGEMENT

As part of the Company's overall risk and capacity management strategy, the Company purchases reinsurance for certain risks underwritten by the Company, including significant individual or catastrophic claims, and to free up capital to enable the Company to write additional business.

Under indemnity reinsurance transactions in which the Company is the ceding insurer, the Company remains liable for policy claims if the assuming company fails to meet its obligations. To limit this risk, the Company has control procedures in place to evaluate the financial condition of reinsurers and to monitor the concentration of credit risk. The selection of reinsurance companies is based on criteria related to solvency and reliability and, to a lesser degree, diversification as well as developing strong relationships with the Company's reinsurers for the sharing of risks. A.M. Best ratings for The Hartford and John Hancock, the reinsurers we have the most exposure to, are A+ and A++, respectively. The majority of our remaining reinsurance exposure has been ceded to companies rated A-or better by A.M. Best.

BUSINESS DIVESTITURES

The Company has used reinsurance to exit certain businesses. Assets backing ceded liabilities related to this business are held in trust for the benefit of the Company and are reflected in the Company's balance sheet.

In 2001, the Company entered into a reinsurance agreement with the Hartford for the sale of its annuity business. The reinsurance recoverable from the Hartford was $3,258 and $4,185 as of December 31, 2007 and 2006, respectively. The Company would be responsible to administer this business in the event of a default by the Hartford. In addition, under the reinsurance agreement, the Hartford is obligated to contribute funds to increase the value of the separate account assets relating to modified guaranteed annuity business sold if such value declines below the value of the associated liabilities. If the Hartford fails to fulfill these obligations, the Company will be obligated to make these payments.

In 2000, the Company divested its LTC operations to John Hancock Life Insurance Company ("John Hancock"). Reinsurance recoverable from John Hancock was $53,803 and $46,115 as of December 31, 2007 and 2006, respectively.

9. RESERVES

The following table provides reserve information by major lines of business as of December 31, 2007 and 2006:

                                                          DECEMBER 31, 2007                                    DECEMBER 31, 2006
                               FUTURE                                                         INCURRED            FUTURE
                               POLICY                                                          BUT NOT            POLICY
                            BENEFITS AND              UNEARNED              CASE              REPORTED         BENEFITS AND
                              EXPENSES                PREMIUMS             RESERVE            RESERVES           EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
LONG DURATION CONTRACTS:
 Life insurance no
  longer offered                  $179                  $1,475                 $ --               $702               $ --
 FFG and other disposed
  businesses                    45,349                   2,530                8,283                954             40,381
SHORT DURATION
 CONTRACTS:
 Group term life                    --                      71               14,685              1,662                 --
 Group disability                   --                     293               98,166              8,468                 --
 Medical                            --                       7                  786                 27                 --
 Dental                             --                      60                   37                830                 --
 Credit life and
  disability                         4                   6,758                4,994              3,001                 --
                               -------                 -------            ---------            -------            -------
                   TOTAL       $45,532                 $11,194             $126,951            $15,644            $40,381
                               -------                 -------            ---------            -------            -------

                                              DECEMBER 31, 2006
                                                                      INCURRED
                                                                       BUT NOT
                              UNEARNED              CASE              REPORTED
                              PREMIUMS             RESERVE            RESERVES
------------------------
LONG DURATION CONTRACTS:
 Life insurance no
  longer offered                  $ --                 $ --               $ --
 FFG and other disposed
  businesses                     3,949                6,963              1,477
SHORT DURATION
 CONTRACTS:
 Group term life                    75               14,864              1,765
 Group disability                  306               94,242              6,352
 Medical                             4                  849                 24
 Dental                             48                   51              1,176
 Credit life and
  disability                     6,597                6,255              4,862
                               -------            ---------            -------
                   TOTAL       $10,979             $123,224            $15,656
                               -------            ---------            -------

The following table provides a roll-forward of the Company's product lines with the most significant short duration claims and benefits payable balances; group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

                                               GROUP TERM            GROUP
                                                  LIFE            DISABILITY
-----------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1, 2005, GROSS OF
 REINSURANCE                                       $20,045             $92,641
 Less: Reinsurance ceded and other (1)                  --             (26,571)
                                               -----------       -------------
 Balance as of January 1, 2005, net of
  reinsurance                                       20,045              66,070
 Incurred losses related to:
  Current year                                       6,875              12,776
  Prior year's interest                                686               3,059
  Prior year(s)                                     (3,104)             (1,938)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES             4,457              13,897
 Paid losses related to:
  Current year                                       4,380               2,663
  Prior year(s)                                      1,897              11,628
                                               -----------       -------------
                       TOTAL PAID LOSSES             6,277              14,291
 Balance as of December 31, 2005, net of
  reinsurance                                       18,225              65,676
 Plus: Reinsurance ceded and other (1)                 407              27,577
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2005, GROSS
 OF REINSURANCE                                   $ 18,632            $ 93,253
 Less: Reinsurance ceded and other (1)                (407)            (27,577)
                                               -----------       -------------
 Balance as of January 1, 2006, net of
  reinsurance                                       18,225              65,676
 Incurred losses related to:
  Current year                                       5,817              21,472
  Prior year's interest                                642               2,853
  Prior year(s)                                     (3,166)             (6,089)
                                               -----------       -------------
                   TOTAL INCURRED LOSSES             3,293              18,236
 Paid losses related to:
  Current year                                       4,092               4,707
  Prior year(s)                                      1,198              10,281
                                               -----------       -------------
                       TOTAL PAID LOSSES             5,290              14,988
 Balance as of December 31, 2006, net of
  reinsurance                                       16,228              68,924
 Plus: Reinsurance ceded and other (1)                 401              31,670
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2006, GROSS
 OF REINSURANCE                                   $ 16,629           $ 100,594
 Less: Reinsurance ceded and other (1)                (401)            (31,670)
                                               -----------       -------------
 Balance as of January 1, 2007, net of
  reinsurance                                       16,228              68,924
 Incurred losses related to:
  Current year                                       5,189              19,500
  Prior year's interest                                588               3,166
  Prior year(s)                                     (1,465)                439
                                               -----------       -------------
                   TOTAL INCURRED LOSSES             4,312              23,105
 Paid losses related to:
  Current year                                       2,851               3,807
  Prior year(s)                                      1,737              13,288
                                               -----------       -------------
                       TOTAL PAID LOSSES             4,588              17,095
 BALANCE AS OF DECEMBER 31, 2007, NET OF
  REINSURANCE                                       15,952              74,934
 Plus: Reinsurance ceded and other (1)                 395              31,700
                                               -----------       -------------
BALANCE AS OF DECEMBER 31, 2007, GROSS
 OF REINSURANCE                                    $16,347            $106,634
                                               -----------       -------------

(1) Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

SHORT DURATION CONTRACTS

The Company's short duration contracts are comprised of group term life, group disability, medical, dental, and credit life. The principal products and services included in these categories are described in the summary of significant accounting polices (see note 2).

Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.

Since case and IBNR reserves include estimates developed from various actuarial methods, the Company's actual losses incurred may be more or less than the Company's previously developed estimates. As shown in the table above, if the amounts listed on the line labeled "Incurred losses related to: Prior year" are negative (redundant) this means that the Company's actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled "Incurred losses related to: Prior year" are positive (deficient) this means that the Company's actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.

The Group Term Life case and IBNR reserves redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.

Group Disability case and IBNR reserves show redundancies in 2005 and 2006 due to actual claim recovery rates exceeding those assumed in prior year reserves.

The Company's short duration contract group disability category includes short and long term disability products. Claims and benefits payable for long-term disability have been discounted at 5.25%. The December 31, 2007 and 2006 liabilities include $71,838 and $67,656, respectively, of such reserves. The amount of discounts deducted from outstanding reserves as of December 31, 2007 and 2006 are $25,753 and $21,166, respectively.

LONG DURATION CONTRACTS

The Company's long duration contracts are comprised of FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting polices (see Note 2).

The reserves for FFG and LTC are included in the company's reserves in accordance with FAS 113, Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts. The Company maintains an offsetting reinsurance recoverable related to these reserves (see note 7).

10. FAIR VALUE DISCLOSURES

FAS 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, ("FAS 107") requires disclosure of fair value information about financial instruments, as defined therein, for which it is practicable to estimate such fair value. These financial instruments may or may not be recognized in the balance sheet. These derived fair value estimates are significantly affected by the assumptions used. Additionally, FAS 107 excludes certain financial instruments including those related to insurance contracts from being disclosed.

Fair values for fixed maturity securities, equity securities, and separate account assets (with matching liabilities) are obtained from an independent pricing service which uses observable market information. In the measurement of the fair value of certain financial instruments, other valuation techniques were utilized if quoted market prices were not available.

In estimating the fair value of the financial instruments presented, the Company used the following methods and assumptions:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS: the carrying amount reported approximates fair value because of the short maturity of the instruments.

FIXED MATURITY SECURITIES: the fair value for fixed maturity securities, which include both public and 144A securities, is primarily based on matrix pricing models or, in the case of private placements, excluding 144A securities, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

EQUITY SECURITIES: the fair value of preferred stocks is primarily based on matrix pricing models.

COMMERCIAL MORTGAGE LOANS AND POLICY LOANS: the fair values of mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Mortgage loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts of policy loans reported in the balance sheets approximate fair value.

OTHER INVESTMENTS: CAPCOs are reported at amortized cost, which approximates fair value.

POLICY RESERVES UNDER INVESTMENT PRODUCTS: the fair values for the Company's policy reserves under the investment products are determined using cash surrender value.

SEPARATE ACCOUNT ASSETS AND LIABILITIES: separate account assets (with matching liabilities) are reported at their estimated fair values, which are primarily based on quoted market prices.

FUNDS HELD UNDER REINSURANCE: the carrying amount reported approximates fair value due to the short maturity of the instruments.

                             DECEMBER 31, 2007            DECEMBER 31, 2006
                         CARRYING           FAIR      CARRYING           FAIR
                          VALUE            VALUE       VALUE            VALUE
--------------------------------------------------------------------------------
FINANCIAL ASSETS
 Cash and cash
  equivalents               $4,016           $4,016      $5,600           $5,600
 Fixed maturity
  securities               104,156          104,156     111,522          111,522
 Equity securities           7,811            7,811       9,381            9,381
 Commercial mortgage
  loans on real estate      30,746           30,970      21,686           21,566
 Policy loans                  104              104         120              120
 Short-term
  investments                  588              588       2,401            2,401
 Other investments           2,191            2,191       2,524            2,524
 Assets held in
  separate accounts         20,331           20,331      21,948           21,948
FINANCIAL LIABILITIES
 Policy reserves under
  investment products
  (Individual and
  group annuities,
  subject to
  discretionary
  withdrawal)               $2,889           $2,876      $3,859           $3,842
 Funds held under
  reinsurance                   75               75          76               76
 Liabilities related
  to separate accounts      20,331           20,331      21,948           21,948

The fair value of the Company's liabilities for insurance contracts other than investment-type contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

11. RETIREMENT AND OTHER EMPLOYEE BENEFITS

The Parent sponsors a defined benefit pension plan and certain other post retirement benefits covering employees and certain agents who meet eligibility requirements as to age and length of service. Plan assets of the defined benefit plans are not specifically identified by each participating subsidiary. Therefore, a breakdown of plan assets is not reflected in these financial statements. The Company has no legal obligation for benefits under these plans. The benefits are based on years of service and career compensation. The Parent's pension plan funding policy is to contribute amounts to the plan sufficient to meet the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, plus additional amounts as the Parent may determine to be appropriate from time to time up to the maximum permitted, and to charge each subsidiary an allocable amount based on its employee census. Pension costs allocated to the Company were approximately $124 for 2007, 2006 and 2005, respectively.

The Company participates in a contributory profit sharing plan, sponsored by our Parent, covering employees and certain agents who meet eligibility requirements as to age and length of service. Benefits are payable to participants on retirement or disability and to the beneficiaries of participants in the event of death. For employees hired on or before December 31, 2000, the first 3% of an employee's contribution is matched 200% by the Company. The second 2% is matched 50% by the Company. For employees hired after December 31, 2000, the first 3% of an employee's contribution is matched 100% by the Company. The second 2% is matched 50% by the Company. The amount expensed was approximately $68, $48 and $33 for 2007, 2006 and 2005, respectively.

With respect to retirement benefits, the Company participates in other health care and life insurance benefit plans (postretirement benefits) for retired employees, sponsored by our Parent. Health care benefits, either through the Parent's sponsored retiree plan for retirees under age 65 or through a cost offset for individually purchased Medigap policies for retirees over age 65, are available to employees who retire on or after January 1, 1993, at age 55 or older, with 10 years or more service. Life insurance, on a retiree pay all basis, is available to those who retire on or after January 1, 1993. During 2007, 2006 and 2005 the Company incurred expenses related to retirement benefits of $24, $26 and $25, respectively.

12. DEFERRED ACQUISITION COSTS

Information regarding deferred acquisition costs follows:

                                                  DECEMBER 31,
                                        2007           2006          2005
--------------------------------------------------------------------------------
Beginning balance                       $1,188         $1,437        $1,123
 Costs deferred                          1,506            835         1,295
 Amortization                           (1,432)        (1,084)         (981)
 Cumulative effect of change in
  accounting
  principle for SOP 05-01 (Note 2)        (225)            --            --
                                      --------       --------       -------
Ending balance                          $1,037         $1,188        $1,437
                                      --------       --------       -------

13. GOODWILL

Information regarding goodwill follows:

                                                        DECEMBER 31,
                                              2007          2006          2005
--------------------------------------------------------------------------------
Beginning Balance                             $2,038        $2,038        $2,038
 Acquisitions                                     --            --            --
                                             -------       -------       -------
Ending Balance                                $2,038        $2,038        $2,038
                                             -------       -------       -------

14. OTHER COMPREHENSIVE INCOME

The Company's components of other comprehensive income (loss) net of tax December 31 are as follows:

                                                           ACCUMULATED OTHER
                                                             COMPREHENSIVE
                                                                 INCOME
--------------------------------------------------------------------------------
Balance at January 1, 2005                                        $5,839
Unrealized (losses) on securities                                 (2,350)
                                                                --------
Balance at December 31, 2005                                       3,489
                                                                --------
Unrealized (losses) on securities                                 (1,135)
                                                                --------
Balance at December 31, 2006                                       2,354
                                                                --------
Unrealized (losses) on securities                                 (1,120)
                                                                --------
Balance at December 31, 2007                                      $1,234
                                                                --------

15. RELATED PARTY TRANSACTIONS

The Company received various services from the Parent. These services include assistance in benefit plan administration, corporate insurance, accounting, tax, auditing, investment, information systems, actuarial and other administrative functions. The fees paid for these services for years ended December 31, 2007, 2006 and 2005 were $9,605, $7,964 and $9,137, respectively.

Administrative expenses allocated for the Company may be greater or less than the expenses that would be incurred if the Company were operating as a separate company.

The Company cedes group liability business to its affiliate, Union Security Insurance Company ("USIC"). The Company has ceded $6,813, $6,916 and $6,588 of premium to USIC in 2007, 2006 and 2005, respectively. The Company has ceded $29,569, $29,151 and $24,879 of reserves in 2007, 2006 and 2005, respectively, to USIC.

16. COMMITMENTS AND CONTINGENCIES

The Company leases office space and equipment under operating lease arrangements. Certain facility leases contain escalation clauses based on increases in the lessors' operating expenses. At December 31, 2007, the aggregate future minimum lease payment under operating lease agreements that have initial or non-cancelable terms in excess of one year are:

2008                                                                        $569
2009                                                                         228
2010                                                                         172
2011                                                                          --
2012                                                                          --
Thereafter                                                                    --
                                                                           -----
                                      TOTAL MINIMUM FUTURE LEASE PAYMENTS   $969
                                                                           -----

Rent expense was $481, $564 and $623 for 2007, 2006 and 2005 respectively.

The Company is regularly involved in litigation in the ordinary course of business, both as a defendant and as a plaintiff. The Company may from time to time be subject to a variety of legal and regulatory actions relating to the Company's current and past business operations. While the Company cannot predict the outcome of any pending or future litigation, examination or investigation, the Company does not believe that any pending matter will have a material adverse effect on the Company's business, financial condition or results of operations.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of First Fortis Life
              Insurance Company authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Form of Principal Underwriter and Servicing Agreement.(1)
       (3)    (b) Form of Dealer Sales Agreement.(1)
       (4)    Form of Variable Annuity Contract.(2)
       (5)    Form of Application.(1)
       (6)    (a) Amended and Restated Charter of Union Security Life Insurance
              Company of New York.(4)
       (6)    (b) Union Security Life Insurance Company of New York Bylaws.(4)
       (7)    Reinsurance Contract and Administrative Services Contract.(1)
       (8)    Form of Participation Agreement.(3)
       (9)    Opinion and consent of Counsel.
       (10)   (a) Consent of PricewaterhouseCoopers LLP, Independent Registered
              Public Accounting Firm.
              (b) Consent of Deloitte & Touche LLP, Independent Registered
              Public Accounting Firm.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (26)   Organizational Chart
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement File No. 033-71686 filed on April 19, 2002.

(2) Incorporated by reference to Post-Effective Amendment No. 11 to the Registration Statement, File No. 033-71688, filed on April 19, 2002.

(3) Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement File No. 333-79701, filed on April 19, 2002.

(4) Incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement, File No. 033-71688, filed on October 21, 2005.

ITEM 25.  DIRECTORS AND OFFICERS OF DEPOSITOR

                                                                   POSITION AND OFFICES
NAME AND ADDRESS                                                      WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------------------
Manuel J. Becerra (1)                President, Director
Allen R. Freedman (2)                Director
Dale E. Gardner (3)                  Director
Melissa J. T. Hall (4)               Assistant Treasurer, Director
Terry J. Kryshak (4)                 Sr. Vice President, Director
H. Carroll Mackin (5)                Director
Tamrha Mangelsen (6)                 Treasurer, Chief Financial Officer
Esther L. Nelson (7)                 Director
Michael J. Peninger (8)              Chief Executive Officer, Chairman of the Board, Director
Paula M. SeGuin (9)                  Chief Administrative Officer, Vice President, Assistant Secretary, Director

------------

(1)  Address: 1222 Quail Roost Dr. Miami FL 33157

(2)  Address: 525 County Hwy. 40, Charlotteville, NY 12036

(3)  Address: 17 Lake Avenue, Malta, NY 12020

(4)  Address: Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005

(5)  Address: 7 Gates Road, Etna, NH 03750

(6)  Address: 576 Bielenberg Dr. Woodbury, MN 55125

(7)  Address: 899 Wiley Town Road, Fly Creek, NY 13337

(8)  Address: 2323 Grand Boulevard, Kansas City, MO 64108

(9)  Address: 212 Highbridge St., Suite D, Fayetteville, NY 13066

ITEM 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 17 to the Registration Statement File No. 333-79701 filed with the Commission on April 21, 2008.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of January 31, 2008 there were 465 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Union Security Life Insurance Company of New York's By-Laws provide for indemnity and payment of expenses of Union Security's officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

     There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

     Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

     Union Security Life Insurance Company of New York - Separate Account A

     Union Security Insurance Company - Variable Account C

     Union Security Insurance Company - Variable Account D

       (b) Officers and Directors of Woodbury Financial Services, Inc.:

NAME AND PRINCIPAL
BUSINESS ADDRESS                                                   TITLE
------------------------------------------------------------------------------------------------------------
Richard G. Costello***          Vice President and Secretary
Richard Fergesen*               Chief Financial Officer, Financial Principal and Senior Vice President
Michael J. Fixer***             Assistant Vice President and Assistant Treasurer
John N. Giamalis***             Senior Vice President and Treasurer
Brian Murphy*                   Director and Chairman
Mark Sides*                     Chief Legal Officer and Assistant Secretary
John C. Walters**               Director
Walter R. White*                Director, President and Chief Operating Officer

------------

*   Address: 500 Bielenberg Drive, Woodbury, MN 55125.

**  200 Hopmeadow Street, Simsbury CT 06089

*** Hartford Plaza, Hartford, CT 06115

       (c)  None.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books, records or other documents required to be kept by
     Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

Union Security Life Insurance Company of New York:           212 Highbridge Street, Suite D, Fayetteville, NY 13066
                                                             576 Bielenberg Drive, Woodbury, MN 55125
Woodbury Financial Services, Inc.:                           500 Bielenberg Drive, Woodbury, MN 55125
Hartford Administrative Services Company                     500 Bielenberg Drive, Woodbury, MN 55125

ITEM 31.  MANAGEMENT SERVICES

     Effective April 1, 2001, Union Security Life Insurance Company of New York ("Union Security") contracted the administrative servicing obligations for the contracts to Hartford Life Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 21st day of April, 2008.

SEPARATE ACCOUNT A OF
UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Registrant)

By:    Manuel J. Becerra                    *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       Manuel J. Becerra                           Sarah M. Patterson
       President*                                  Attorney-in-Fact

UNION SECURITY LIFE INSURANCE COMPANY OF NEW YORK
(Depositor)

By:       Manuel J. Becerra
          ---------------------------------------------
          Manuel J. Becerra
          President*

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

Manuel J. Becerra, President, Director*
Terry J. Kryshak, Sr. Vice President, Director*
Michael J. Peninger, Chief Executive Officer, Chairman of the
 Board, Director*
Melissa J. T. Hall, Assistant Treasurer, Director*
H. Carroll Mackin, Director*
Dale E. Gardner, Director*
Esther L. Nelson, Director*
Tamrha Mangelsen, Treasurer, Chief Financial Officer*              By:    /s/ Sarah M. Patterson
                                                                          -----------------------------------
Allen R. Freedman, Director*                                              Sarah M. Patterson
Paula M. SeGuin, Chief Administrative Officer,                            Attorney-in-Fact
 Vice President, Assistant Secretary, Director*                    Date:  April 21, 2008

                                 EXHIBIT INDEX

        9  Opinion and Consent of Counsel.
    10(a)  Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.
    10(b)  Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.
       99  Copy of Power of Attorney.